UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSR

                   CERTIFIED SHAREHOLDER REPORT OF REGISTERED
                         MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-08039
                                    ---------

                               THIRD AVENUE TRUST
               --------------------------------------------------
               (Exact name of registrant as specified in charter)

622 THIRD AVENUE, 32ND FLOOR, NEW YORK, NY                               10017
--------------------------------------------------------------------------------
(Address of principal executive offices)                              (Zip code)

W. JAMES HALL III, GENERAL COUNSEL, 622 THIRD AVENUE, NEW YORK, NY       10017
--------------------------------------------------------------------------------
                     (Name and address of agent for service)

Registrant's telephone number, including area code: 800-443-1021

Date of fiscal year end: OCTOBER 31, 2005

Date of reporting period: OCTOBER 31, 2005

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

ITEM 1. REPORTS TO STOCKHOLDERS.

The Trust's annual report transmitted to shareholders pursuant to Rule 30e-1 under the Investment Company Act of 1940 (the "1940 Act") is as follows:


================================================================================

                                     [LOGO]
                               Third Avenue Funds

                             THIRD AVENUE VALUE FUND
                        THIRD AVENUE SMALL-CAP VALUE FUND
                       THIRD AVENUE REAL ESTATE VALUE FUND
                      THIRD AVENUE INTERNATIONAL VALUE FUND

                                  ANNUAL REPORT
                                October 31, 2005
================================================================================

                                     [LOGO]
                               THIRD AVENUE FUNDS

                                 PRIVACY POLICY

Third Avenue Funds respects your right to privacy. We also know that you expect us to conduct and process your business in an accurate and efficient manner. To do so, we must collect and maintain certain personal information about you. This is the information we collect from you on applications or other forms and from the transactions you make with us, our affiliates, or third parties. We do not disclose any information about you or any of our former customers to anyone, except to our affiliates (which may include the Funds' distributor and the Funds' affiliated money management entities) and service providers, or as otherwise permitted by law. To protect your personal information, we permit access only by authorized employees. Be assured that we maintain physical, electronic and procedural safeguards that comply with federal standards to guard your personal information.

                      PROXY VOTING POLICIES AND PROCEDURES

The Funds have delegated the voting of proxies relating to their voting securities to the Adviser pursuant to the Adviser's proxy voting guidelines. A description of these proxy voting guidelines and procedures, as well as information relating to how a Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30, is available
(i) without charge, upon request, by calling (800) 443-1021, (ii) on the website of the Securities and Exchange Commission http://www.sec.gov., and (iii) the Funds website www.thirdave.com.

                    SCHEDULE OF PORTFOLIO HOLDINGS--FORM N-Q

Beginning on the fiscal quarter ended July 31, 2004, the Third Avenue Funds have begun to file their complete schedule of portfolio holdings with the Securities and Exchange Commission for the first and third quarters of each fiscal year on Form N-Q. The Third Avenue Funds Form N-Q will be available on the Commission's website at http://www.sec.gov, and may be reviewed and copied at the Commission's Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

================================================================================

                                     [LOGO]

                               THIRD AVENUE TRUST
                             THIRD AVENUE VALUE FUND
               PORTFOLIO MANAGEMENT DISCUSSION - OCTOBER 31, 2005
                                   (UNAUDITED)

At October 31, 2005, the audited net asset value attributable to each of the 108,658,702 common shares outstanding of the Third Avenue Value Fund ("TAVFX," or the "Fund") was $58.62 per share. This compares with an audited net asset value at October 31, 2004 of $47.38 per share, adjusted for a subsequent distribution to shareholders.

                                                                           AVERAGE ANNUAL RETURNS
                                                           ------------------------------------------------------
                                      ONE YEAR ENDED       THREE         FIVE         TEN         SINCE INCEPTION
                                         10/31/05           YEAR         YEAR         YEAR           (11/1/90)
                                      --------------       ------       ------       ------       ---------------
Third Avenue Value Fund                   23.55%           26.69%       11.81%       14.31%            16.92%
S&P 500 Index                              8.72%           12.85%       -1.74%        9.34%            11.92%
Russell 2500 Index                        14.90%           22.29%        7.86%       11.63%            15.17%
Russell 2000 Index                        12.08%           21.54%        6.75%        9.53%            13.57%
Russell 2000 Value Index                  13.04%           23.23%       14.68%       13.50%            16.70%

TAVFX seeks to achieve long-term capital appreciation and does not attempt to track any benchmark. Various comparative indices are included above for illustrative purposes both for the most recent year and over longer periods. Although the Fund is managed for the long term and does not seek to maximize short-term performance, during this year, the Fund outperformed these indices and the broader U.S. market by a sizable margin. During the twelve-month period ended October 31, 2005, the Fund returned 23.55%.

Much of this outperformance is attributable to securities from companies based outside the United States. The largest positive contributor to Fund performance this year was also the Fund's largest holding, Toyota Industries Corporation. Toyota and several of the Fund's other holdings benefited from the improved economic environment in Japan and in the weaker Yen, which improved profitability for foreign manufacturers. Other companies that materially contributed to performance include Millea Holdings, Mitsui Sumitomo Insurance Company and Aioi Insurance Company, Ltd. The Fund also benefited from strong performance in the real estate sector, with large positive contributions from such holdings as The St. Joe Company, Brascan Corporation, Tejon Ranch and Trammell Crow. In addition, the Fund benefited from announced, or closed, resource conversions (i.e., mergers and acquisitions) when both Legg Mason Inc. and Kmart Holdings Corporation were involved in major corporate transactions. Kmart merged with Sears Holding Corporation during the year, enabling this position to be a strong contributor to Fund performance for the second year in a row. Significant detractors to the Fund's performance came from the Fund's holdings in Bermuda-based re-insurers that were significantly impacted by huge losses from this year's unprecedented hurricane season.

The Fund continues to look for investment opportunities that meet our strict investment criteria within the United States and has taken a significant position in the debt of Collins & Aikman Corporation, but the Fund expects to continue to invest in foreign markets as well, at least for the foreseeable near-term future.


                                       1
================================================================================

================================================================================

                                     [LOGO]

                               THIRD AVENUE TRUST
                             THIRD AVENUE VALUE FUND
                   PORTFOLIO MANAGEMENT DISCUSSION (CONTINUED)
                                   (UNAUDITED)

THE INFORMATION IN THE PORTFOLIO MANAGEMENT DISCUSSION REPRESENTS A FACTUAL OVERVIEW OF THE FUND'S PERFORMANCE AND IS NOT INTENDED TO BE A FORECAST OF FUTURE EVENTS, A GUARANTEE OF FUTURE RESULTS OR INVESTMENT ADVICE. VIEWS EXPRESSED ARE THOSE OF THE INVESTMENT TEAM AND MAY DIFFER FROM THOSE OF OTHER INVESTMENT TEAMS OR THE FIRM AS A WHOLE. ALSO, PLEASE NOTE THAT ANY DISCUSSION OF THE PORTFOLIO'S HOLDINGS, THE PORTFOLIO'S PERFORMANCE, AND THE INVESTMENT TEAM'S VIEWS ARE AS OF OCTOBER 31, 2005, AND ARE SUBJECT TO CHANGE.

Third Avenue Value Fund IS OFFERED BY PROSPECTUS ONLY. Prospectuses contain more complete information on advisory fees, distribution charges, and other expenses and should be read carefully before investing or sending money. Please read the prospectus carefully before you send money. Past performance is no guarantee of future results. Investment return and principal value will fluctuate so that an investor's shares, when redeemed, may be worth more or less than original cost. The Fund's returns should be viewed in light of its investment policy and objectives and quality of its portfolio securities and the periods selected. M.J. Whitman LLC Distributor. 12/23/05

If you should have any questions, or for updated information or a copy of our prospectus, please call 1-800-443-1021 or go to our web site at www.thirdavenuefunds.com. Current performance may be lower or higher than performance quoted.

The S&P 500 Index is an unmanaged index (with no defined investment objective) of common stocks. The Russell 2000 Value Index measures the performance of those Russell 2000 companies with lower price-to-book ratios and lower forecasted growth values. The Russell 2000 Index measures the performance of small companies and the Russell 2500 of small to mid-sized companies. The S&P 500 Index, Russell 2000 Value Index, Russell 2000 Index, and the Russell 2500 Index are not securities that can be purchased or sold, and their total returns are reflective of unmanaged portfolios. The returns include reinvestment of interest, capital gains and dividends.


                                       2
================================================================================

================================================================================

                                     [LOGO]

                             PERFORMANCE INFORMATION
                                   (UNAUDITED)

PERFORMANCE ILLUSTRATION

   COMPARISON OF CHANGE IN VALUE OF A $10,000 INVESTMENT IN THIRD AVENUE VALUE
    FUND, THE STANDARD & POOR'S 500 INDEX (S&P 500), THE RUSSELL 2000 INDEX, THE RUSSELL 2000 VALUE INDEX AND THE RUSSELL 2500 INDEX AS OF OCTOBER 31, 2005

                           Average Annual Total Return

1 Year    2 Years    3 Years    4 Years    5 Years    6 Years    7 Years    8 Years    9 Years    10 Years
23.55%    21.50%     26.69%     15.86%     11.81%     13.77%     14.21%     11.78%     14.17%     14.31%

  [THE FOLLOWING TABLE WAS REPRESENTED AS A LINE CHART IN THE PRINTED MATERIAL]
                            S&P 500   Russell 2000   Russell 2000   Russell 2500
                TAVF*        Index*      Index*       Value Index*      Index*
10/31/1995    10000         10000       10000             10000          10000
              11555         12409.4     11661             11958          11879
10/31/1997    15635.1       16394.1     15081.2           16404        15338.2
              15031.6       19999.1     13295.6         15142.5        14157.1
10/31/1999    17570.4       25132.3     15272.6         15251.5        16705.4
              21799.6       26663.1     17931.6         17890.1        20594.4
10/31/2001    21143.4       20022.8     15654.3         19455.4        18088.1
              18733.1       16997.4     13843.1         18963.2        16436.6
10/31/2003    25806.7       20532.8     19846.8         26603.5        23289.1
              30833.8       22467       22174.8         31389.5        26162.9
10/31/2005    38095.2       24426.2     24853.6         35482.7        30061.2

*     ALL RETURNS INCLUDE REINVESTMENT OF DIVIDENDS AND CAPITAL GAINS.

As with all mutual funds, past performance does not indicate future results. The returns shown in the graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.


                                       3
================================================================================

================================================================================

                                     [LOGO]

                               THIRD AVENUE TRUST
                             THIRD AVENUE VALUE FUND
                            PORTFOLIO OF INVESTMENTS
                               AT OCTOBER 31, 2005

                         PRINCIPAL                                                                         VALUE        % OF
                         AMOUNT (+)    ISSUES                                                            (NOTE 1)    NET ASSETS
-------------------------------------------------------------------------------------------------------------------------------
BONDS - 8.98%
Foreign Government Obligations
(Great Britain Pounds)   21,000,000    United Kingdom T-Bill, 4.42%+, due 11/07/05                 $   37,143,297
                         75,500,000    United Kingdom T-Bill, 4.46%+, due 11/21/05                    133,312,391
                          9,000,000    United Kingdom T-Bill, 4.41%+, due 12/05/05                     15,865,299
                        100,000,000    United Kingdom T-Bill, 4.40%+, due 01/03/06                    175,670,814
                         47,000,000    United Kingdom T-Bill, 4.37%+, due 01/16/06                     82,449,390
                         63,000,000    United Kingdom T-Bill, 4.36%+, due 02/13/06                    110,150,745
                         10,000,000    United Kingdom T-Bill, 4.39%+, due 03/13/06                     17,423,955
                                                                                                   --------------
                                                                                                      572,015,891      8.98%
                                                                                                   --------------
                                       TOTAL BONDS
                                       (Cost $577,316,561)                                            572,015,891
                                                                                                   --------------
-------------------------------------------------------------------------------------------------------------------------------
BANK DEBT - 0.49%
Energy & Utilities       17,500,000    Mirant Corporation 364 Day Revolver (a) (b)*                    18,375,000      0.29%
                                                                                                   --------------
Insurance Services        3,758,508    Safelite Glass Term A Note (b)                                   3,720,923
Companies                 9,074,371    Safelite Glass Term B Note (b)                                   8,983,627
                                                                                                   --------------
                                                                                                       12,704,550      0.20%
                                                                                                   --------------
                                       TOTAL BANK DEBT
                                       (Cost $18,973,761)                                              31,079,550
                                                                                                   --------------
-------------------------------------------------------------------------------------------------------------------------------
CORPORATE DEBT INSTRUMENTS - 8.02%
Auto Parts              250,750,000    Collins & Aikman Products, Inc. 10.75%, due 12/31/11 (a)*      122,867,500
                          2,000,000    Collins & Aikman Products, Inc. 12.875%, due 08/15/12 (a)*         250,000
                                                                                                   --------------
                                                                                                      123,117,500      1.93%
                                                                                                   --------------
Building &               78,559,000    USG Corp. 9.25%, due 09/15/01 (a) (b) *                        106,769,537
Construction             85,535,000    USG Corp. 8.50%, due 08/01/05 (a) *                            113,333,875
                            555,000    USG Corp. Muni East Chicago Solid Waste Disposal
                                       5.50%, due 09/01/28 (a) *                                          661,238

    THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.


                                       4
================================================================================

================================================================================

                                     [LOGO]

                               THIRD AVENUE TRUST
                             THIRD AVENUE VALUE FUND
                      PORTFOLIO OF INVESTMENTS (CONTINUED)
                               AT OCTOBER 31, 2005

                         PRINCIPAL                                                                        VALUE         % OF
                         AMOUNT ($)    ISSUES                                                            (NOTE 1)    NET ASSETS
-------------------------------------------------------------------------------------------------------------------------------
Corporate Debt Instruments (continued)
Building &                3,755,000    USG Corp. Muni East Chicago Solid Waste Disposal
Construction (continued)               6.375%, due 08/01/29 (a) *                                  $    4,453,693
                         17,460,000    USG Corp. Muni Pennsylvania Economic Dev.
                                       6.00%, due 06/01/31 (a) *                                       20,730,607
                         26,040,000    USG Corp. Muni Ohio Solid Waste Disposal
                                       5.60%, due 08/01/32 (a) *                                       30,361,598
                         18,930,000    USG Corp. Muni Ohio Solid Waste Disposal
                                       5.65%, due 03/01/33 (a) *                                       22,697,070
                          4,210,000    USG Corp. Muni Ohio Solid Waste Disposal
                                       6.05%, due 08/01/34 (a) *                                        5,046,569
                                                                                                   --------------
                                                                                                      304,054,187      4.77%
                                                                                                   --------------
Consumer Products        64,300,000    Home Products International, Inc. 9.625%, due 05/15/08          47,903,500      0.75%
                                                                                                   --------------
Energy & Utilities       10,000,000    Mirant Americas Generation LLC 8.50%, due 10/01/21 (a)*         12,487,500      0.20%
                                                                                                   --------------
Hard Goods Retail        18,648,000    Hechinger Co. 6.95%, due 10/15/03 (a) (b)*                         466,685
                         14,752,000    Hechinger Co. 9.45%, due 11/15/12 (a) (b)*                         369,184
                                                                                                   --------------
                                                                                                          835,869      0.01%
                                                                                                   --------------
Real Estate               9,170,006    FNC Realty Corp., 7.00%, due 07/27/08 (b)                        9,170,006      0.15%
                                                                                                   --------------
Retail                   92,249,625    Sears Escrow Notes (a) (b) (d)                                          --
                         86,205,118    Sears Holding Corp. Trade Claims (a) (b)                        13,053,593
                                                                                                   --------------
                                                                                                       13,053,593      0.21%
                                                                                                   --------------
                                       TOTAL CORPORATE DEBT INSTRUMENTS
                                       (Cost $429,295,766)                                            510,622,155
                                                                                                   --------------

    THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.


                                       5
================================================================================

================================================================================

                                     [LOGO]

                               THIRD AVENUE TRUST
                             THIRD AVENUE VALUE FUND
                      PORTFOLIO OF INVESTMENTS (CONTINUED)
                               AT OCTOBER 31, 2005

                                                                                                          VALUE        % OF
                             SHARES    ISSUES                                                            (NOTE 1)    NET ASSETS
-------------------------------------------------------------------------------------------------------------------------------
PREFERRED STOCKS - 0.45%
Financial Insurance             259    ACA Capital Holdings, Inc. Convertible (a) (b) (c)          $   14,715,824
                                103    ACA Capital Holdings, Inc. Senior Convertible (a) (b) (c)        5,881,448
                            133,783    ACA Capital Holdings, Inc. Series B Convertible (a) (b) (c)      8,333,333
                          6,045,667    CGA Group, Ltd., Series C (a) (b) (c) (Bermuda)                         --
                                                                                                   --------------
                                                                                                       28,930,605      0.45%
                                                                                                   --------------
Insurance & Reinsurance       4,775    Ecclesiastical Insurance, 8.625% (United Kingdom)                   11,410
                          1,022,245    RS Holdings Convertible Class A (a) (b)                                 --
                                                                                                   --------------
                                                                                                           11,410      0.00%
                                                                                                   --------------
                                       TOTAL PREFERRED STOCKS
                                       (Cost $36,814,423)                                              28,942,015
                                                                                                   --------------
-------------------------------------------------------------------------------------------------------------------------------
COMMON STOCKS AND WARRANTS - 63.80%
Annuities & Mutual Fund   1,451,598    Legg Mason, Inc.                                               155,770,981
Management & Sales          489,900    Nuveen Investments Class A                                      19,826,253
                            139,212    Westwood Holdings Group, Inc.                                    2,496,071
                                                                                                   --------------
                                                                                                      178,093,305      2.80%
                                                                                                   --------------
Computerized Securities   2,618,991    Instinet Group, Inc.                                            12,937,816
Trading                     132,800    Investment Technology Group, Inc. (a)                            4,317,328
                                                                                                   --------------
                                                                                                       17,255,144      0.27%
                                                                                                   --------------
Consumer Products            47,250    JAKKS Pacific, Inc. (a)                                            868,455      0.01%
                                                                                                   --------------
Depository Institutions     159,000    Astoria Financial Corp.                                          4,444,050
                            390,800    Berkshire Hills Bancorp, Inc.                                   13,685,816
                            529,600    Brookline Bancorp, Inc.                                          7,440,880
                            218,500    Carver Bancorp, Inc. (c)                                         3,327,755
                             61,543    Commercial Federal Corp.                                         2,104,771
                         25,257,600    Liu Chong Hing Bank, Ltd. (c) (Hong Kong)                       38,609,223
                             34,087    TD Banknorth, Inc.                                                 981,365
                             49,731    Tompkins Trustco, Inc.                                           2,193,634
                             16,354    The Toronto-Dominion Bank (Canada)                                 773,708
                                                                                                   --------------
                                                                                                       73,561,202      1.16%
                                                                                                   --------------

    THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.


                                       6
================================================================================

================================================================================

                                     [LOGO]

                               THIRD AVENUE TRUST
                             THIRD AVENUE VALUE FUND
                      PORTFOLIO OF INVESTMENTS (CONTINUED)
                               AT OCTOBER 31, 2005

                                                                                                          VALUE        % OF
                             SHARES    ISSUES                                                            (NOTE 1)    NET ASSETS
-------------------------------------------------------------------------------------------------------------------------------
COMMON STOCKS AND WARRANTS (CONTINUED)
Electronics Components    2,496,500    American Power Conversion Corp.                             $   53,400,135
                          9,046,200    AVX Corp. (c)                                                  111,991,956
                                                                                                   --------------
                                                                                                      165,392,091      2.60%
                                                                                                   --------------
Financial Insurance         300,000    Ambac Financial Group, Inc.                                     21,267,000
                            118,812    ACA Capital Holdings, Inc. (a) (b) (c)                           4,583,146
                          3,477,409    MBIA, Inc.                                                     202,524,300
                          1,576,580    Radian Group, Inc.                                              82,139,818
                                                                                                   --------------
                                                                                                      310,514,264      4.88%
                                                                                                   --------------
Financial Services          250,000    CIT Group, Inc.                                                 11,432,500      0.18%
                                                                                                   --------------
Holding Companies         4,373,700    Brascan Corp. Class A (Canada)                                 200,184,249
                             83,370    Capital Southwest Corp.                                          7,290,707
                          8,925,000    Cheung Kong Holdings, Ltd. (Hong Kong)                          92,852,421
                          3,951,800    Guoco Group, Ltd. (Hong Kong)(1)                                39,303,386
                         12,713,000    Hutchison Whampoa, Ltd. (Hong Kong)                            120,371,796
                          6,175,000    Investor AB Class A (Sweden)                                    90,731,275
                          2,693,826    RHJ International (a) (Belgium)                                 62,954,192
                            359,250    Pargesa Holding AG (Switzerland)                                27,723,562
                         13,500,500    Toyota Industries Corp. (Japan)                                451,137,746
                                                                                                   --------------
                                                                                                    1,092,549,334     17.15%
                                                                                                   --------------
Housing Development         208,750    Levitt Corp. Class A                                             4,101,937      0.06%
                                                                                                   --------------
Industrial & Agricultural   594,300    Alamo Group, Inc. (c)                                           11,559,135
Equipment                   299,300    Lindsay Manufacturing Co.                                        6,150,615
                            360,100    Mestek, Inc. (a)                                                 4,591,275
                            360,100    Omega Flex, Inc. (a)                                             4,785,729
                            480,500    Standex International Corp.                                     12,983,110
                                                                                                   --------------
                                                                                                       40,069,864      0.63%
                                                                                                   --------------

    THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.


                                       7
================================================================================

================================================================================

                                     [LOGO]

                               THIRD AVENUE TRUST
                             THIRD AVENUE VALUE FUND
                      PORTFOLIO OF INVESTMENTS (CONTINUED)
                               AT OCTOBER 31, 2005

                                                                                                          VALUE        % OF
                             SHARES    ISSUES                                                            (NOTE 1)    NET ASSETS
-------------------------------------------------------------------------------------------------------------------------------
COMMON STOCKS AND WARRANTS (CONTINUED)
Insurance & Reinsurance      87,035    ACE Ltd. (Cayman Islands)                                   $    4,534,524
                            200,678    ACMAT Corp. Class A (a) (c)                                      3,160,679
                            432,300    Arch Capital Group, Ltd. (a) (Bermuda)                          21,398,850
                             15,675    ESG Re, Ltd. Warrants (a) (b) (Bermuda)                                 --
                            480,000    Montpelier RE Holdings, Ltd. (Bermuda)                           9,648,000
                            127,500    Olympus RE Holdings, Ltd. (a) (b) (Bermuda)                      9,552,300
                             32,089    RS Holdings Class A (a) (b)                                             --
                             58,300    White Mountains Insurance Group, Ltd. (Bermuda)                 35,265,670
                                                                                                   --------------
                                                                                                       83,560,023      1.31%
                                                                                                   --------------
Insurance Services          940,131    Safelite Glass Corp. (a) (b)                                     2,820,393
Companies                    63,460    Safelite Realty Corp. (b)                                          505,142
                                                                                                   --------------
                                                                                                        3,325,535      0.05%
                                                                                                   --------------
Life Insurance            2,009,900    The Phoenix Companies, Inc.                                     26,028,205      0.41%
                                                                                                   --------------
Medical Supplies            342,300    Datascope Corp.                                                 10,874,871
& Services                  363,000    St. Jude Medical, Inc. (a)                                      17,449,410
                                                                                                   --------------
                                                                                                       28,324,281      0.44%
                                                                                                   --------------
Non-Life                  9,159,100    Aioi Insurance Co., Ltd. (Japan)                                64,753,366
Insurance-Japan           2,116,200    Millea Holdings, Inc. ADR (Japan)                              192,510,714
                         10,857,140    Mitsui Sumitomo Insurance Co., Ltd. (Japan)                    138,034,251
                          4,420,560    Sompo Japan Insurance, Inc. (Japan)                             66,074,860
                                                                                                   --------------
                                                                                                      461,373,191      7.24%
                                                                                                   --------------
Oil & Gas                   626,800    EnCana Corp. (Canada)                                           28,745,048
Production & Services     1,000,000    Nabors Industries, Ltd. (a) (Bermuda)                           68,630,000
                          1,000,000    Suncor Energy, Inc. (Canada)                                    53,630,000
                                                                                                   --------------
                                                                                                      151,005,048      2.37%
                                                                                                   --------------

    THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.


                                       8
================================================================================

================================================================================

                                     [LOGO]

                               THIRD AVENUE TRUST
                             THIRD AVENUE VALUE FUND
                      PORTFOLIO OF INVESTMENTS (CONTINUED)
                               AT OCTOBER 31, 2005

                                                                                                          VALUE        % OF
                             SHARES    ISSUES                                                            (NOTE 1)    NET ASSETS
-------------------------------------------------------------------------------------------------------------------------------
COMMON STOCKS AND WARRANTS (CONTINUED)
Pharmaceutical Services   1,000,000    Daiichi Sankyo Co., Ltd. (Japan)                            $   18,125,591
                            598,000    PAREXEL International Corp. (a)                                 13,084,240
                          1,000,000    Pfizer, Inc.                                                    21,740,000
                            637,500    Pharmaceutical Product Development, Inc.                        36,637,125
                                                                                                   --------------
                                                                                                       89,586,956      1.41%
                                                                                                   --------------
Real Estate               1,387,200    Alexander & Baldwin, Inc.                                       67,889,568
                            139,000    Alico, Inc.                                                      6,120,170
                            959,000    Burnham Pacific Properties, Inc. (a)                               139,055
                             31,000    Consolidated-Tomoka Land Co.                                     1,845,740
                          5,881,577    FNC Realty Corp. (a) (b)                                         4,411,183
                          3,533,028    Forest City Enterprises, Inc. Class A                          130,333,403
                          1,017,031    Forest City Enterprises, Inc. Class A (b)                       35,642,360
                             22,500    Forest City Enterprises, Inc. Class B                              827,100
                         22,119,000    Hang Lung Properties, Ltd. (Hong Kong)                          31,671,534
                         11,685,000    Henderson Land Development Co., Ltd. (Hong Kong)                52,078,372
                             47,348    Homefed Corp.                                                    2,651,488
                            676,607    ProLogis                                                        29,094,101
                                846    Public Storage, Inc.                                                56,005
                          3,420,106    Tejon Ranch Co. (a) (c)                                        151,852,706
                          3,428,500    The St. Joe Co.                                                226,109,575
                          2,150,000    Trammell Crow Co. (a) (c)                                       54,975,500
                                                                                                   --------------
                                                                                                      795,697,860     12.49%
                                                                                                   --------------
Retail                      103,279    Sears Holding Corp. (a) (b)                                     11,798,335      0.19%
                                                                                                   --------------
Security Brokers, Dealers   447,200    Jefferies Group, Inc.                                           18,988,112
& Flotation Companies     1,629,375    Raymond James Financial, Inc.                                   55,447,631
                                                                                                   --------------
                                                                                                       74,435,743      1.17%
                                                                                                   --------------
Semiconductor               700,000    Applied Materials, Inc.                                         11,466,000      0.18%
Equipment Manufacturers                                                                            --------------

    THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.


                                       9
================================================================================

================================================================================

                                     [LOGO]

                               THIRD AVENUE TRUST
                             THIRD AVENUE VALUE FUND
                      PORTFOLIO OF INVESTMENTS (CONTINUED)
                               AT OCTOBER 31, 2005

                                                                                                          VALUE        % OF
                             SHARES    ISSUES                                                            (NOTE 1)    NET ASSETS
-------------------------------------------------------------------------------------------------------------------------------
COMMON STOCKS AND WARRANTS (CONTINUED)
Steel & Specialty Steel     445,714    Haynes International, Inc. (a) (b)                          $   10,474,279
                          3,100,000    POSCO ADR (South Korea)                                        158,999,000
                                                                                                   --------------
                                                                                                      169,473,279      2.66%
                                                                                                   --------------
Telecommunications        1,250,000    Comverse Technology, Inc. (a)                                   31,375,000
                          2,008,200    Tellabs, Inc. (a)                                               19,198,392
                                                                                                   --------------
                                                                                                       50,573,392      0.79%
                                                                                                   --------------
Title Insurance           1,000,000    First American Corp.                                            43,820,000
                            479,800    Stewart Information Services Corp.                              24,436,214
                                                                                                   --------------
                                                                                                       68,256,214      1.07%
                                                                                                   --------------
Transportation               55,032    Florida East Coast Industries, Inc.                              2,398,845      0.04%
                                                                                                   --------------
Utilities, Utility        8,816,889    Covanta Holding Corp. (a) (b) (c)                              102,187,744
Service Companies & Waste   400,000    TXU Corp.                                                       40,300,000
                                                                                                   --------------
Management                                                                                            142,487,744      2.24%
                                                                                                   --------------
                                       Total Common Stocks and Warrants
                                       (COST $2,257,031,249)                                        4,063,628,747
                                                                                                   --------------
                         INVESTMENT
                         AMOUNT ($)
-------------------------------------------------------------------------------------------------------------------------------
LIMITED PARTNERSHIP - 0.02%
Insurance & Reinsurance   1,805,000    Insurance Partners II Equity Fund, LP (a) (b)                    1,316,634      0.02%
                                                                                                   --------------
                                       TOTAL LIMITED PARTNERSHIP
                                       (Cost $1,141,732)                                                1,316,634
                                                                                                   --------------

    THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.


                                       10
================================================================================

================================================================================

                                     [LOGO]

                               THIRD AVENUE TRUST
                             THIRD AVENUE VALUE FUND
                      PORTFOLIO OF INVESTMENTS (CONTINUED)
                               AT OCTOBER 31, 2005

                         PRINCIPAL                                                                        VALUE        % OF
                         AMOUNT ($)    ISSUES                                                            (NOTE 1)    NET ASSETS
-------------------------------------------------------------------------------------------------------------------------------
SHORT TERM INVESTMENTS - 17.71%
Repurchase Agreement    605,637,294    Bear Stearns 3.94%, dated 10/31/05, due 11/01/05 (e)        $  605,637,294      9.51%
                                                                                                   --------------
U.S. Treasury Bills     250,000,000    U.S. Treasury Bill 3.50%+, due 11/25/05                        249,426,625
                         25,000,000    U.S. Treasury Bill 3.53%+, due 12/15/05 (f)                     24,894,133
                        100,000,000    U.S. Treasury Bill 3.70%+, due 12/29/05                         99,433,312
                        150,000,000    U.S. Treasury Bill 3.89%+, due 01/26/06                        148,656,300
                                                                                                   --------------
                                                                                                      522,410,370      8.20%
                                                                                                   --------------
                                       TOTAL SHORT TERM INVESTMENTS
                                       (Cost $1,128,012,423)                                        1,128,047,664
                                                                                                   --------------
                                       TOTAL INVESTMENT PORTFOLIO - 99.47%
                                       (Cost $4,448,585,915)                                        6,335,652,656
                                                                                                   --------------
                                       OTHER ASSETS LESS LIABILITIES - 0.53%                           33,583,566
                                                                                                   --------------
                                       NET ASSETS - 100.00%                                        $6,369,236,222
                                                                                                   ==============
                                       (Applicable to 108,658,702
                                       shares outstanding)

    THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.


                                       11
================================================================================

================================================================================

                                     [LOGO]

                               THIRD AVENUE TRUST
                             THIRD AVENUE VALUE FUND
                      PORTFOLIO OF INVESTMENTS (CONTINUED)
                               AT OCTOBER 31, 2005

Notes:
(a) Non-income producing securities.
(b) Restricted (see table below) / fair valued securities.

                                                                  Carrying Value
                        Security                                     Per Unit            Acquisition Date        Acquisition Cost
                        --------                                  --------------      ----------------------     ----------------
    ACA Capital Holdings, Inc. Series B Convertible Pfd.            $    62.29               9/30/2004              $ 8,333,333
    ACA Capital Holdings, Inc. Convertible Pfd.                      56,891.00        5/19/2000 to 8/28/2002         14,559,277
    ACA Capital Holdings, Inc. Common Stock                              38.57               9/24/1997               15,000,000
    ACA Capital Holdings, Inc. Senior Convertible Pfd.               56,891.00               2/28/2001                5,881,446
    CGA Group, Ltd. Series C                                                --                3/2/1999                7,039,179
    Covanta Holding Corp.                                                11.59        11/3/1992 to 6/28/2005         33,762,879
    ESG RE, Limited CL A Warrants                                           --        1/28/1997 to 12/3/1997                 --
    FNC Realty Corp.                                                      0.75        7/14/2000 to 7/27/2005         11,163,732
    FNC Realty Corp., 7.00%, due 7/27/2008 Convertible Notes            100.00               7/27/2005                9,170,006
    Forest City Enterprises Inc. (^)                                     35.05               7/21/2005               36,511,413
    Haynes International Inc.                                            23.50        9/19/2001 to 9/20/2001          3,893,750
    Hechinger Co. 6.95% due 10/15/2003                                    2.50               7/9/2003                        --
    Hechinger Co. 9.45% due 11/15/2012                                    2.50               7/9/2003                        --
    Insurance Partners II Equity Fund LP                                  0.73        12/15/1998 to 7/26/2004         1,141,732
    Mirant Corporation 364 Day Revolver Bank Debt                       105.00               2/4/2004                 9,782,934
    Olympus RE Holdings, Ltd                                             74.92              12/20/2001               12,750,008
    R S Holdings Class A                                                    --        5/9/2003 to 4/20/2004              30,853
    R S Holdings Convertible Class A Pfd.                                   --        3/18/2002 to 4/20/2004            991,392
    Safelite Glass Corp.                                                  3.00        10/4/2000 to 2/26/2001          1,265,883
    Safelite Glass Term A Note                                           99.00        10/27/2000 to 2/26/2001         2,403,757
    Safelite Glass Term B Note                                           99.00        10/4/2000 to 2/26/2001          6,787,070
    Safelite Realty Corp.                                                 7.96        10/4/2000 to 2/26/2001             73,352
    Sears Holding Corp.                                                 114.24               4/26/2005                1,342,627
    Sears Holding Corp. Escrow Notes                                        --               5/14/2003                       --
    Sears Holding Corp. Trade Claims                                      0.15        1/22/2002 to 4/30/2003         12,732,990
    USG Corp. 9.25% due 9/15/2001                                       135.91        10/25/2000 to 6/20/2001        69,868,230

      (^) The carrying value per unit of investment in unrestricted securities for Forest City Enterprises, Inc. on July 21, 2005 was $35.87.

(c)   Affiliated  issuers - as defined under the Investment  Company Act of 1940
      (ownership of 5% or more of the outstanding voting securities of these issuers).
(d)   Security in part on loan.
(e)   Repurchase agreement collateralized by:

      U.S. Treasury Notes, par value $117,500,000, matures 01/15/07, value $150,644,187.
      U.S. Treasury Notes, par value $154,000,000, matures 08/15/10, value $153,006,438.
      U.S. Treasury Notes, par value $194,955,000, matures 07/15/12, value $229,446,534.
      U.S. Treasury Bonds, par value $40,625,000, matures 08/15/14, value $52,938,389.
      U.S. Treasury Bonds, par value $30,460,000, matures 08/15/27, value $37,171,200.

    THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.


                                       12
================================================================================

================================================================================

                                     [LOGO]

                               THIRD AVENUE TRUST
                             THIRD AVENUE VALUE FUND
                      PORTFOLIO OF INVESTMENTS (CONTINUED)
                               AT OCTOBER 31, 2005

(f)   Segregated for future fund commitments.
*     Issuer in default.
+     Denominated in U.S. Dollars unless otherwise noted.
+     Annualized yield at date of purchase.
(1)   Incorporated in Bermuda.

ADR: American Depository Receipt.

The aggregate cost for federal income tax purposes is $4,678,874,281. The aggregate gross unrealized appreciation is $1,748,927,247.
The aggregate gross unrealized depreciation is $(92,148,872).

COUNTRY CONCENTRATION
                              % of
                           Net Assets
                           ----------
United States                57.85%
Japan                        14.61
United Kingdom                8.98
Hong Kong                     5.89
Canada                        4.45
South Korea                   2.50
Bermuda                       2.27
Sweden                        1.42
Belgium                       0.99
Switzerland                   0.44
Cayman Islands                0.07
                             -----
Total                        99.47%
                             =====

    THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.


                                       13
================================================================================

================================================================================

                                     [LOGO]

                               THIRD AVENUE TRUST
                             THIRD AVENUE VALUE FUND
                      PORTFOLIO OF INVESTMENTS (CONTINUED)
                               AT OCTOBER 31, 2005

THE SUMMARY OF THE FUND'S INVESTMENTS AS OF OCTOBER 31, 2005 IS AS FOLLOWS:
(UNAUDITED)

  [THE FOLLOWING TABLE WAS REPRESENTED AS A LINE CHART IN THE PRINTED MATERIAL]
                                                                         % of
              Sector                                                  Net Assets
              ------                                                  ----------
Holding Companies                                                          17.15
Real Estate                                                                12.64
Foreign Government Obligations                                              8.98
Non-Life Insurance-Japan                                                    7.24
Financial Insurance                                                         5.33
Building & Construction                                                     4.77
Annuities & Mutual Fund Management & Sales                                  2.8
Steel & Specialty Steel                                                     2.66
Electronics Components                                                      2.6
Oil & Gas Production & Services                                             2.37
Utilities, Utility Service Companies & Waste Management                     2.24
Auto Parts                                                                  1.93
Insurance & Reinsurance                                                     1.33
Security Brokers, Dealers & Flotation Companies                             1.17
Depository Institutions                                                     1.16
Title Insurance                                                             1.07
Pharmaceutical Services                                                     1.04
Telecommunications                                                          0.79
Consumer Products                                                           0.77
Industrial & Agricultural Equipment                                         0.63
Medical Supplies & Services                                                 0.49
Energy & Utilities                                                          0.44
Life Insurance                                                              0.41
Retail                                                                      0.39
Computerized Securities Trading                                             0.27
Insurance Services Companies                                                0.25
Semiconductor Equipment Manufacturers                                       0.18
Financial Services                                                          0.18
Housing Development                                                         0.06
Transportation                                                              0.04
Hard Goods Retail                                                           0.01
Cash and Equivalents (Net)                                                 18.24

    THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.


                                       14
================================================================================

================================================================================

                                     [LOGO]

                               THIRD AVENUE TRUST
                             THIRD AVENUE VALUE FUND
                       STATEMENT OF ASSETS AND LIABILITIES
                                OCTOBER 31, 2005

ASSETS:
Investments at value (Notes 1 and 4):
    Unaffiliated issuers (identified cost of $3,524,057,298)                                                        $ 5,218,836,913
    Repurchase agreement (identified cost of $605,637,294)                                                              605,637,294
    Affiliated issuers (identified cost of $318,891,323) (Note 4)                                                       511,178,449
                                                                                                                    ---------------
    Total investments (identified cost of $4,448,585,915)                                                             6,335,652,656
Receivable for securities sold                                                                                                1,000
Receivable for fund shares sold                                                                                          37,357,074
Dividends and interest receivable                                                                                        11,267,406
Receivable for foreign tax reclaim                                                                                          119,238
Other assets                                                                                                                101,392
                                                                                                                    ---------------
       Total assets                                                                                                   6,384,498,766
                                                                                                                    ---------------

LIABILITIES:
Payable for securities purchased                                                                                            630,477
Payable for fund shares redeemed                                                                                          8,266,289
Payable to investment adviser                                                                                             4,773,399
Accounts payable and accrued expenses                                                                                     1,066,777
Payable for service fees (Note 3)                                                                                           525,602
Commitments (Note 6)                                                                                                             --
                                                                                                                    ---------------
       Total liabilities                                                                                                 15,262,544
                                                                                                                    ---------------
       Net assets                                                                                                   $ 6,369,236,222
                                                                                                                    ===============

SUMMARY OF NET ASSETS:
Common stock, unlimited shares authorized, $0.001 par value,
    108,658,702 shares outstanding                                                                                  $ 4,099,654,184
Accumulated distributions in excess of net investment income                                                            (61,632,535)
Accumulated undistributed net realized gains from investment transactions                                               444,227,925
Net unrealized appreciation of investments and translation
    of foreign currency denominated assets and liabilities                                                            1,886,986,648
                                                                                                                    ---------------
       Net assets applicable to capital shares outstanding                                                          $ 6,369,236,222
                                                                                                                    ===============
Net asset value per share                                                                                           $         58.62
                                                                                                                    ===============

    THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.


                                       15
================================================================================

================================================================================

                                     [LOGO]

                               THIRD AVENUE TRUST
                             THIRD AVENUE VALUE FUND
                             STATEMENT OF OPERATIONS
                       FOR THE YEAR ENDED OCTOBER 31, 2005

INVESTMENT INCOME:
    Interest                                                                                                        $    50,083,982
    Dividends - unaffiliated issuers (net of foreign withholding tax of $1,598,912)                                      40,619,422
    Dividends - affiliated issuers (Note 4)                                                                               4,098,127
    Other income                                                                                                            934,704
                                                                                                                    ---------------
       Total investment income                                                                                           95,736,235
                                                                                                                    ---------------

EXPENSES:
    Investment advisory fees (Note 3)                                                                                    46,025,781
    Service fees (Note 3)                                                                                                 5,500,000
    Transfer agent fees                                                                                                   1,226,000
    Custodian fees                                                                                                        1,131,000
    Reports to shareholders                                                                                                 895,000
    Administration fees (Note 3)                                                                                            322,000
    Legal fees                                                                                                              250,000
    Registration and filing fees                                                                                            245,055
    Accounting fees                                                                                                         241,500
    Trustees' and officers' fees and expenses                                                                               223,500
    Auditing and tax consulting fees                                                                                        166,000
    Insurance expense                                                                                                        94,256
    Miscellaneous expenses                                                                                                  117,000
                                                                                                                    ---------------
       Total operating expenses                                                                                          56,437,092
                                                                                                                    ---------------
       Net investment income                                                                                             39,299,143
                                                                                                                    ---------------

REALIZED AND UNREALIZED GAINS (LOSSES) ON INVESTMENTS:
    Net realized gain on investments - unaffiliated issuers                                                             456,915,782
    Net realized gain on investments - affiliated issuers                                                                13,615,472
    Net realized loss on foreign currency transactions                                                                  (23,377,483)
    Net change in unrealized appreciation on investments                                                                524,487,047
    Net change in unrealized depreciation on translation of other
       assets and liabilities denominated in foreign currency                                                              (133,229)
                                                                                                                    ---------------
       Net realized and unrealized gains on investments                                                                 971,507,589
                                                                                                                    ---------------
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS                                                                $ 1,010,806,732
                                                                                                                    ===============

    THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.


                                       16
================================================================================

================================================================================

                                     [LOGO]

                               THIRD AVENUE TRUST
                             THIRD AVENUE VALUE FUND
                       STATEMENTS OF CHANGES IN NET ASSETS

                                                                                              FOR THE YEAR            FOR THE YEAR
                                                                                                  ENDED                  ENDED
                                                                                            OCTOBER 31, 2005        OCTOBER 31, 2004
                                                                                            ----------------        ----------------
OPERATIONS:
    Net investment income                                                                   $    39,299,143         $    11,252,763
    Net realized gains on investments - unaffiliated issuers                                    456,915,782              28,882,431
    Net realized gains (losses) on investments - affiliated issuers                              13,615,472             (26,722,726)
    Net realized losses on foreign currency transactions                                        (23,377,483)             (2,193,243)
    Net change in unrealized appreciation on investments                                        524,487,047             578,585,331
    Net change in unrealized appreciation on foreign currency swaps                                      --                  65,232
    Net change in unrealized appreciation (depreciation) on translation of
       other assets and liabilities denominated in foreign currency                                (133,229)                 38,424
                                                                                            ---------------         ---------------
    Net increase in net assets resulting from operations                                      1,010,806,732             589,908,212
                                                                                            ---------------         ---------------

DISTRIBUTIONS:
    Dividends to shareholders from net investment income                                        (63,790,923)            (23,429,997)
                                                                                            ---------------         ---------------

CAPITAL SHARE TRANSACTIONS:
    Proceeds from sale of shares                                                              2,381,396,785             829,558,325
    Net asset value of shares issued in reinvestment of
       dividends and distributions                                                               61,001,917              22,501,934
    Redemption fees                                                                                 318,400                 184,403
    Cost of shares redeemed                                                                    (818,461,138)           (638,771,740)
                                                                                            ---------------         ---------------
    Net increase in net assets resulting from capital
       share transactions                                                                     1,624,255,964             213,472,922
                                                                                            ---------------         ---------------
    Net increase in net assets                                                                2,571,271,773             779,951,137
    Net assets at beginning of period                                                         3,797,964,449           3,018,013,312
                                                                                            ---------------         ---------------
    Net assets at end of period
       (including undistributed net investment income of
       $0 and $0, respectively)                                                             $ 6,369,236,222         $ 3,797,964,449
                                                                                            ===============         ===============

    THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.


                                       17
================================================================================

================================================================================

                                     [LOGO]

                               THIRD AVENUE TRUST
                             THIRD AVENUE VALUE FUND
                              FINANCIAL HIGHLIGHTS

SELECTED DATA (FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD) AND RATIOS ARE AS
FOLLOWS:

                                                                                YEARS ENDED OCTOBER 31,
                                                    ------------------------------------------------------------------------------
                                                       2005              2004              2003            2002            2001
                                                    ----------        ----------        ----------      ----------      ----------
NET ASSET VALUE, BEGINNING OF PERIOD                $    48.16        $    40.62        $    29.90      $    34.50      $    38.48
                                                    ----------        ----------        ----------      ----------      ----------
Income (loss) from investment operations:
    Net investment income                                 0.60              0.16              0.40            0.31            0.45
    Net gain (loss) on securities (both realized
       and unrealized)                                   10.64(1)           7.70(1)          10.75           (4.11)          (1.59)
                                                    ----------        ----------        ----------      ----------      ----------
    Total from investment operations                     11.24              7.86             11.15           (3.80)          (1.14)

Less distributions:
    Dividends from net investment income                 (0.78)            (0.32)            (0.39)          (0.61)          (0.68)
    Distributions from realized gains                       --                --             (0.04)          (0.19)          (2.16)
                                                    ----------        ----------        ----------      ----------      ----------
    Total distributions                                  (0.78)            (0.32)            (0.43)          (0.80)          (2.84)
                                                    ----------        ----------        ----------      ----------      ----------
Net asset value, end of period                      $    58.62        $    48.16        $    40.62      $    29.90      $    34.50
                                                    ==========        ==========        ==========      ==========      ==========
Total return                                             23.55%            19.48%            37.76%         (11.40%)         (3.01%)
Ratios/Supplemental Data:
    Net assets, end of period (in thousands)        $6,369,236        $3,797,964        $3,018,013      $2,198,110      $2,408,642
    Ratio of expenses to average net assets               1.10%             1.12%             1.11%           1.07%           1.07%
    Ratio of net investment income to
       average net assets                                 0.77%             0.34%             1.23%           0.90%           1.31%
    Portfolio turnover rate                                 16%                8%               11%             19%             16%

(1)   Includes redemption fees of less than $0.01 per share.

    THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.


                                       18
================================================================================

================================================================================

                                     [LOGO]

                               THIRD AVENUE TRUST
                        THIRD AVENUE SMALL-CAP VALUE FUND
               PORTFOLIO MANAGEMENT DISCUSSION - OCTOBER 31, 2005
                                   (UNAUDITED)

At October 31, 2005, the audited net asset value attributable to each of the 77,319,265 common shares outstanding of the Third Avenue Small-Cap Value Fund ("TASCX," or the "Fund") was $24.23 per share. This compares with an audited net asset value at October 31, 2004 of $20.81 per share, adjusted for a subsequent distribution to shareholders.

                                                                      AVERAGE ANNUAL RETURNS
                                                    ---------------------------------------------------------
                                                    ONE YEAR ENDED     THREE       FIVE       SINCE INCEPTION
                                                       10/31/05        YEAR        YEAR           (4/1/97)
                                                    --------------     -----      -----      ----------------
Third Avenue Small-Cap Value Fund                        16.36%        24.28%     14.29%           12.56%
Russell 2000 Value Index                                 13.04%        23.23%     14.68%           12.43%
Russell 2000 Index                                       12.08%        21.54%      6.75%            9.05%
S&P Small-Cap 600 Index                                  15.27%        21.60%     10.11%           12.04%

TASCX seeks to achieve long-term capital appreciation and does not attempt to track any benchmark. Various comparative indices are included above for illustrative purposes both for the most recent year and over longer periods. Although the Fund is managed for the long term and does not seek to maximize short-term performance, during this year, the Fund outperformed these indices by a sizable margin. This positive performance is attributable to several securities and was also affected by certain other factors. For the second year in a row, the largest positive contributor to performance was the Fund's position in Sears Holding Corporation, which the Fund acquired through its participation in the Kmart reorganization. Fund performance was also positively affected by strong performance in the Fund's holdings in the energy and real estate sectors (such as Whiting Petroleum Company, the St. Joe Company, Brascan Corporation and Forest City Enterprises).

Although the Fund does not generally seek to predict macro economic factors and typically invests without regard to such factors, macro changes in the markets and the world can have a strong effect on short-term performance. This was demonstrated this year when the disasterous hurricane season caused a severe diminution in the value of the Fund's investments in Bermuda-based re-insurers. Conversely, these disasters also had the effect of increasing energy prices, which improved the performance of some of the Fund's holdings in energy-related companies, most specifically in the Oil and Gas industry. Another "macro" effect on the Fund this year was the auto industry's downdraft, which affected several Fund holdings, most notably Superior Industries International, Inc., a well-financed auto supplier that moved down with the rest of the industry.

The Fund continues to look for suitable investment opportunities that meet our strict investment criteria, primarily in the United States. Although the Fund has had a significant cash position throughout the year, which was likely a drag on performance in a year, such as this, where the markets moved up, the Fund has taken steps to slow cash inflows and continues to invest where appropriate for the Fund's objectives and its strict value methodology.


                                       19
================================================================================

================================================================================

                                     [LOGO]

                               THIRD AVENUE TRUST
                        THIRD AVENUE SMALL-CAP VALUE FUND
                   PORTFOLIO MANAGEMENT DISCUSSION (CONTINUED)
                                   (UNAUDITED)

THE INFORMATION IN THE PORTFOLIO MANAGEMENT DISCUSSION REPRESENTS A FACTUAL OVERVIEW OF THE FUND'S PERFORMANCE AND IS NOT INTENDED TO BE A FORECAST OF FUTURE EVENTS, A GUARANTEE OF FUTURE RESULTS OR INVESTMENT ADVICE. VIEWS EXPRESSED ARE THOSE OF THE INVESTMENT TEAM AND MAY DIFFER FROM THOSE OF OTHER INVESTMENT TEAMS OR THE FIRM AS A WHOLE. ALSO, PLEASE NOTE THAT ANY DISCUSSION OF THE PORTFOLIO'S HOLDINGS, THE PORTFOLIO'S PERFORMANCE, AND THE INVESTMENT TEAM'S VIEWS ARE AS OF OCTOBER 31, 2005, AND ARE SUBJECT TO CHANGE.

Small-cap companies carry additional risks because their share prices may be more volatile, and their securities less liquid than larger, more established companies. Such investments may increase the risk of greater price fluctuations. These and other risks are described more fully in the Fund's prospectus.

Third Avenue Small-Cap Value Fund IS OFFERED BY PROSPECTUS ONLY. Prospectuses contain more complete information on advisory fees, distribution charges, and other expenses and should be read carefully before investing or sending money. Please read the prospectus carefully before you send money. Past performance is no guarantee of future results. Investment return and principal value will fluctuate so that an investor's shares, when redeemed, may be worth more or less than original cost. The Fund's returns should be viewed in light of its investment policy and objectives and quality of its portfolio securities and the periods selected. M.J. Whitman LLC Distributor. 12/23/05

If you should have any questions, or for updated information or a copy of our prospectus, please call 1-800-443-1021 or go to our web site at www.thirdavenuefunds.com. Current performance may be lower or higher than performance quoted.

The Russell 2000 Value Index measures the performance of those Russell 2000 companies with lower price-to-book ratios and lower forecasted growth values. The Russell 2000 Index measures the performance of small companies. The S&P Small-Cap 600 is a small cap index that covers approximately 3% of the U.S. equities market and is designed to be an efficient portfolio of companies that meet specific inclusion criteria to ensure that they are investable and financially viable. The Russell 2000 Value Index, Russell 2000 Index, and the S&P Small-Cap 600 Index are not securities that can be purchased or sold, and their total returns are reflective of unmanaged portfolios. The returns include reinvestment of interest, capital gains and dividends.


                                       20
================================================================================

================================================================================

                                     [LOGO]

                             PERFORMANCE INFORMATION
                                   (UNAUDITED)

PERFORMANCE ILLUSTRATION

 COMPARISON OF CHANGE IN VALUE OF A $10,000 INVESTMENT IN THIRD AVENUE SMALL-CAP
    VALUE FUND, THE RUSSELL 2000 INDEX, THE RUSSELL 2000 VALUE INDEX AND THE
                 S&P SMALL-CAP 600 INDEX AS OF OCTOBER 31, 2005

                           Average Annual Total Return

                                                                                                SINCE INCEPTION
1 Year      2 Years      3 Years     4 Years     5 Years     6 Years      7 Years      8 Years     (4/1/97)
16.36%      16.73%       24.28%      15.24%      14.29%      15.74%       14.47%       10.55%       12.56%

 [THE FOLLOWING TABLE WAS REPRESENTED AS A LINE CHART IN THE PRINTED MATERIAL.]

                     TASCX*        Russell 2000 Index*      Russell 2000 Value Index*      S&P SM-CAP 600 Index*
  4/1/1997          10000                10000                       10000                        10000
10/31/1997          12370                12811                       11690                        13296
10/31/1998          10717.4              11294.2                     10791                        11825.5
10/31/1999          11480.4              12973.6                     10868.7                      13249.2
10/31/2000          14155.4              15232.3                     12749                        16597.3
10/31/2001          15647.4              13297.8                     13864.6                      15530.1
10/31/2002          14376.8              11759.3                     13513.8                      14943.1
10/31/2003          20254                16859.3                     18958.5                      19964
10/31/2004          23719.5              18836.8                     22369.1                      23313.9
10/31/2005          27600                21112.3                     25286.1                      26873.9

*     All returns include reinvestment of dividends and capital gains.

As with all mutual funds, past performance does not indicate future results. The returns shown in the graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.


                                       21
================================================================================

================================================================================

                                     [LOGO]

                               THIRD AVENUE TRUST
                        THIRD AVENUE SMALL-CAP VALUE FUND
                            PORTFOLIO OF INVESTMENTS
                               AT OCTOBER 31, 2005

                         PRINCIPAL                                                                        VALUE        % OF
                         AMOUNT ($)    ISSUES                                                            (NOTE 1)    NET ASSETS
-------------------------------------------------------------------------------------------------------------------------------
BANK DEBT - 0.01%
Technology                4,942,604    Insilco Technologies Bank Debt (a) (b) (e)*                 $      244,298      0.01%
                                                                                                   --------------

                                       TOTAL BANK DEBT
                                       (Cost $0)                                                          244,298
                                                                                                   --------------
-------------------------------------------------------------------------------------------------------------------------------
U.S. GOVERNMENT OBLIGATIONS - 9.30%
U.S. Treasury Notes     175,000,000    U.S. Treasury Note 1.875%, due 01/31/06                        174,145,650      9.30%
                                                                                                   --------------
                                       TOTAL U.S. GOVERNMENT OBLIGATIONS
                                       (Cost $174,465,410)                                            174,145,650
                                                                                                   --------------
                            SHARES
-------------------------------------------------------------------------------------------------------------------------------
PREFERRED STOCK - 0.44%
Financial Insurance         133,783    ACA Capital Holdings, Inc. Series B Convertible (a) (b)          8,333,333      0.44%
                                                                                                   --------------
                                       TOTAL PREFERRED STOCK
                                       (Cost $8,333,333)                                                8,333,333
                                                                                                   --------------
-------------------------------------------------------------------------------------------------------------------------------
COMMON STOCKS - 62.65%
Aerospace & Defense         539,359    Herley Industries, Inc. (a)                                      9,120,561      0.49%
                                                                                                   --------------
Agricultural Chemicals    1,151,700    Agrium, Inc. (Canada)                                           24,427,557      1.30%
                                                                                                   --------------
Annuities & Mutual Fund     134,170    Westwood Holdings Group, Inc.                                    2,405,668      0.13%
Management & Sales                                                                                 --------------

Auto Parts                  604,700    American Axle & Manufacturing Holdings, Inc. (d)                13,182,460
                            920,300    Superior Industries International, Inc. (d)                     18,728,105
                                                                                                   --------------
                                                                                                       31,910,565      1.70%
                                                                                                   --------------
Banking                   1,259,961    NewAlliance Bancshares, Inc. (d)                                18,168,638      0.97%
                                                                                                   --------------
Cable Television          1,416,700    CommScope, Inc. (a)                                             27,653,984
Equipment                   175,000    Scientific-Atlanta, Inc.                                         6,202,000
                                                                                                   --------------
                                                                                                       33,855,984      1.81%
                                                                                                   --------------
Computer Peripherals        295,400    Lexmark International, Inc. Class A (a)                         12,265,008      0.66%
                                                                                                   --------------
Computerized Securities   2,954,676    Instinet Group, Inc.                                            14,596,099      0.78%
Trading                                                                                            --------------

    THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.


                                       22
================================================================================

================================================================================

                                     [LOGO]

                               THIRD AVENUE TRUST
                        THIRD AVENUE SMALL-CAP VALUE FUND
                      PORTFOLIO OF INVESTMENTS (CONTINUED)
                               AT OCTOBER 31, 2005

                                                                                                          VALUE        % OF
                             SHARES    ISSUES                                                            (NOTE 1)    NET ASSETS
-------------------------------------------------------------------------------------------------------------------------------
COMMON STOCKS (CONTINUED)
Consumer Products           884,495    JAKKS Pacific, Inc. (a) (d)                                 $   16,257,018
                            744,620    K-Swiss, Inc. Class A (d)                                       22,673,679
                          1,011,850    Leapfrog Enterprises, Inc. (a) (d)                              15,177,750
                            820,600    Russ Berrie & Co., Inc. (d)                                     11,069,894
                            120,000    ValueVision Media, Inc. Class A (a) (d)                          1,178,400
                                                                                                   --------------
                                                                                                       66,356,741      3.54%
                                                                                                   --------------
Electronics Components      334,854    Advanced Power Technology, Inc. (a)                              3,181,113
                            485,400    American Power Conversion Corp. (d)                             10,382,706
                            505,701    Bel Fuse, Inc. Class B (c) (d)                                  15,221,600
                            474,237    Electronics for Imaging, Inc. (a)                               11,908,091
                            549,350    Ingram Micro, Inc. Class A (a)                                   9,943,235
                            441,400    KEMET Corp. (a)                                                  3,054,488
                            568,100    Park Electrochemical Corp.                                      14,259,310
                                                                                                   --------------
                                                                                                       67,950,543      3.63%
                                                                                                   --------------
Energy/Coal                 948,600    Fording Canadian Coal Trust (Canada)                            32,119,596      1.71%
                                                                                                   --------------
Energy Services           1,006,900    Maverick Tube Corp. (a) (d)                                     31,173,624
                            487,400    Precision Drilling Corp. (a) (Canada)                           22,420,400
                            408,300    Tidewater, Inc.                                                 18,765,468
                            502,200    Willbros Group, Inc. (a) (d) (Panama)                            7,839,342
                                                                                                   --------------
                                                                                                       80,198,834      4.28%
                                                                                                   --------------
Forest Products & Paper     370,600    Deltic Timber Corp. (d)                                         17,047,600
                          2,612,600    TimberWest Forest Corp. (Canada)                                29,729,357
                                                                                                   --------------
                                                                                                       46,776,957      2.50%
                                                                                                   --------------
Healthcare Services         678,431    Cross Country Healthcare, Inc. (a)                              12,327,091
                            567,962    PAREXEL International Corp. (a) (d)                             12,427,009
                            161,615    Pharmaceutical Product Development, Inc.                         9,288,014
                                                                                                   --------------
                                                                                                       34,042,114      1.82%
                                                                                                   --------------

    THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.


                                       23
================================================================================

================================================================================

                                     [LOGO]

                               THIRD AVENUE TRUST
                        THIRD AVENUE SMALL-CAP VALUE FUND
                      PORTFOLIO OF INVESTMENTS (CONTINUED)
                               AT OCTOBER 31, 2005

                                                                                                          VALUE        % OF
                             SHARES    ISSUES                                                            (NOTE 1)    NET ASSETS
-------------------------------------------------------------------------------------------------------------------------------
COMMON STOCKS (CONTINUED)
Holding Companies           934,350    Brascan Corp. Class A (Canada)                              $   42,765,200
                            603,100    IDT Corp. Class B (a)                                            7,201,014
                          3,111,000    JZ Equity Partners PLC (United Kingdom)                          9,567,521
                            322,650    Leucadia National Corp.                                         13,861,044
                                                                                                   --------------
                                                                                                       73,394,779      3.92%
                                                                                                   --------------
Home Furnishings            239,135    Stanley Furniture Co., Inc.                                      5,117,489      0.27%
                                                                                                   --------------
Industrial Equipment        416,300    Alamo Group, Inc.                                                8,097,035
                            527,300    Bandag, Inc. (c) (d)                                            22,410,250
                            387,300    Lindsay Manufacturing Co.                                        7,959,015
                            609,100    Trinity Industries, Inc. (d)                                    23,176,255
                                                                                                   --------------
                                                                                                       61,642,555      3.29%
                                                                                                   --------------
Insurance & Reinsurance     322,900    Arch Capital Group, Ltd. (a) (Bermuda)                          15,983,550
                             59,974    E-L Financial Corp., Ltd. (Canada)                              21,580,688
                            135,000    Montpelier RE Holdings, Ltd. (Bermuda)                           2,713,500
                             42,500    Olympus RE Holdings, Ltd. (a) (b) (Bermuda)                      3,184,100
                            400,000    Sompo Japan Insurance, Inc. (Japan)                              5,978,868
                                                                                                   --------------
                                                                                                       49,440,706      2.64%
                                                                                                   --------------
Life Insurance              179,000    FBL Financial Group, Inc. Class A                               5,581,220
                             89,001    National Western Life Insurance Co. Class A                    18,023,593
                            589,400    The Phoenix Companies, Inc.                                     7,632,730
                                                                                                   --------------
                                                                                                       31,237,543      1.67%
                                                                                                   --------------
Manufactured Housing         75,200    Skyline Corp. (d)                                                2,989,200      0.16%
                                                                                                   --------------
Oil & Gas                   405,000    CNX Gas Corp. (144a) (a) (b)                                     8,403,750
                          1,068,100    Comstock Resources, Inc. (a)                                    32,160,491
                            632,850    Pogo Producing Co. (d)                                          31,958,925
                            800,000    Rosetta Resources, Inc. (144a) (a) (b) (d)                      14,800,000
                            904,000    St. Mary Land and Exploration Co. (d)                           30,745,040
                          1,084,977    Whiting Petroleum Co. (a) (d)                                   43,995,817
                                                                                                   --------------
                                                                                                      162,064,023      8.65%
                                                                                                   --------------

    THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.


                                       24
================================================================================

================================================================================

                                     [LOGO]

                               THIRD AVENUE TRUST
                        THIRD AVENUE SMALL-CAP VALUE FUND
                      PORTFOLIO OF INVESTMENTS (CONTINUED)
                               AT OCTOBER 31, 2005

                                                                                                          VALUE        % OF
                             SHARES    ISSUES                                                            (NOTE 1)    NET ASSETS
-------------------------------------------------------------------------------------------------------------------------------
COMMON STOCKS (CONTINUED)
Real Estate                 187,500     Alexander & Baldwin, Inc.                                   $   9,176,250
                            231,975     Alico, Inc.                                                    10,213,859
                            139,000     Avatar Holdings, Inc. (a) (d)                                   7,874,350
                            749,200     Forest City Enterprises, Inc. Class A (d)                      27,637,988
                            140,800     Jones Lang LaSalle, Inc. (d)                                    7,079,424
                            404,644     Origen Financial, Inc.                                          2,901,298
                            557,100     The St. Joe Co.                                                36,740,745
                            322,646     Tejon Ranch Co. (a) (d)                                        14,325,482
                            211,300     Trammell Crow Co. (a)                                           5,402,941
                                                                                                   --------------
                                                                                                      121,352,337      6.48%
                                                                                                   --------------
Retail                      465,914     The Dress Barn, Inc. (a) (d)                                   12,379,335
                          1,058,780     Haverty Furniture Companies, Inc. (c)                          12,959,467
                             13,770     Sears Holding Corp. (a) (b) (f)                                 1,573,050
                            300,000     Sears Holding Corp. (a)                                        36,075,000
                                                                                                   --------------
                                                                                                       62,986,852      3.36%
                                                                                                   --------------
Semiconductor               280,700    Coherent, Inc. (a)                                               8,311,527
Equipment Manufacturers   1,159,662    Credence Systems Corp. (a) (d)                                   8,929,397
& Related                   944,150    Electro Scientific Industries, Inc. (a)                         20,742,976
                            795,908    GSI Group, Inc. (a)                                              6,876,645
                                                                                                   --------------
                                                                                                       44,860,545      2.39%
                                                                                                   --------------
Software                  2,456,898    Borland Softward Corp. (a)                                      12,407,335
                          1,121,223    Magma Automation Design, Inc. (a)                                9,732,216
                            379,700    Sybase, Inc. (a)                                                 8,448,325
                            968,301    Synopsys, Inc. (a)                                              18,349,304
                                                                                                   --------------
                                                                                                       48,937,180      2.61%
                                                                                                   --------------
Telecommunications          471,000    Comverse Technology, Inc. (a) (d)                               11,822,100
Equipment                 3,347,073    Sycamore Networks, Inc. (a)                                     13,020,114
                          1,114,396    Tellabs, Inc. (a)                                               10,653,626
                                                                                                   --------------
                                                                                                       35,495,840      1.89%
                                                                                                   --------------
                                       TOTAL COMMON STOCKS
                                       (Cost $808,043,683)                                          1,173,713,914
                                                                                                   --------------

    THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.


                                       25
================================================================================

================================================================================

                                     [LOGO]

                               THIRD AVENUE TRUST
                        THIRD AVENUE SMALL-CAP VALUE FUND
                      PORTFOLIO OF INVESTMENTS (CONTINUED)
                               AT OCTOBER 31, 2005

                                                                                                          VALUE        % OF
                          CONTRACTS    ISSUES                                                            (NOTE 1)    NET ASSETS
-------------------------------------------------------------------------------------------------------------------------------
OPTIONS - 0.16%
Retail                        1,467    Sears Holding Corp., Put Strike $120, expires 01/20/07 (f)  $    2,985,344      0.16%
                                                                                                   --------------
                                       TOTAL OPTIONS
                                       (Cost $2,501,873)                                                2,985,344
                                                                                                   --------------
                         PRINCIPAL
                         AMOUNT ($)
-------------------------------------------------------------------------------------------------------------------------------
SHORT TERM INVESTMENTS - 28.04%
Repurchase Agreement    201,613,736    Bear Stearns 3.94%, dated 10/31/05, due 11/01/05 (g)           201,613,736     10.76%
                                                                                                   --------------
U.S. Treasury Bills     150,000,000    U.S. Treasury Bill 3.50%+, due 11/25/05                        149,655,975
                         25,000,000    U.S. Treasury Bill 3.53%+, due 12/15/05                         24,894,133
                        150,000,000    U.S. Treasury Bill 3.70%+, due 12/29/05                        149,149,967
                                                                                                   --------------
                                                                                                      323,700,075     17.28%
                                                                                                   --------------
                                       TOTAL SHORT TERM INVESTMENTS
                                       (Cost $525,287,475)                                            525,313,811
                                                                                                   --------------
-------------------------------------------------------------------------------------------------------------------------------
INVESTMENTS OF CASH
COLLATERAL FOR SECURITIES LOANED - 5.32%
Repurchase Agreements     1,225,879    Bear Stearns 2.03%, dated 10/31/05, due 11/01/05 (h)             1,225,879
                         98,449,155    Bear Stearns 4.06%, dated 10/31/05, due 11/01/05 (i)            98,449,155
                                                                                                   --------------
                                                                                                       99,675,034      5.32%
                                                                                                   --------------
                                       TOTAL INVESTMENTS OF CASH COLLATERAL FOR SECURITIES LOANED
                                       (Cost $99,675,034)                                              99,675,034
                                                                                                   --------------
                                       Total Investment Portfolio - 105.92%
                                       (COST $1,618,306,808)                                        1,984,411,384
                                                                                                   --------------
                         CONTRACTS
-------------------------------------------------------------------------------------------------------------------------------
WRITTEN OPTIONS - (0.12%)
Retail                      (1,467)    Sears Holding Corp., Call Strike $155, expires 01/20/07 (f)    (2,171,160)    (0.12%)
                                                                                                   --------------
                                       TOTAL WRITTEN OPTIONS
                                       (Premium received $2,514,738)

                                       LIABILITIES IN EXCESS OF
                                       OTHER ASSETS - (5.80%)                                       (108,724,472)
                                                                                                   --------------
                                       NET ASSETS - 100.00%                                        $1,873,515,752
                                                                                                   ==============
                                       (Applicable to 77,319,265
                                       shares outstanding)

    THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.


                                       26
================================================================================

================================================================================

                                     [LOGO]

                               THIRD AVENUE TRUST
                        THIRD AVENUE SMALL-CAP VALUE FUND
                      PORTFOLIO OF INVESTMENTS (CONTINUED)
                               AT OCTOBER 31, 2005

Notes:
(a)   Non-income producing securities.
(b)   Restricted (see table below) / fair valued securities.

                                                            Carrying Value
                      Security                                 Per Unit           Acquisition Date        Acquisition Cost
                      --------                              --------------        ----------------        ----------------
    ACA CAPITAL HOLDINGS, INC. SERIES B CONVERTIBLE PFD        $ 62.29                9/30/2004              $ 8,333,333
    CNX Gas Corp. (144a) Common Stock                            20.75                 8/1/2005                6,480,000
    Insilco Technologies Bank Debt (e)                            4.94                9/18/2002                1,251,436
    Olympus RE Holdings, Ltd Common Stock                        74.92               12/20/2001                4,250,001
    Rosetta Resources, Inc. Common Stock                         18.50                6/28/2005               12,800,000
    Sears Holding Corp. Common Stock                             114.24         4/29/2003 & 4/26/2005          3,179,010

(c) Affiliated issuers-as defined under the Investment Company Act of 1940 (ownership of 5% or more of the outstanding voting securities of these issuers).
(d)   Securities in whole or in part on loan.
(e)   Cost has been reduced to $0 due to distributions received.
(f)   Call and Put options relate to common stock position.
(g)   Repurchase agreement collateralized by:

      U.S. Treasury Strips, par value $212,055,000, matures 11/15/21, value $97,424,429.

      U.S. Treasury Strips, par value $58,225,000, matures 02/15/23, value $25,181,730.

      U.S. Treasury Strips, par value $75,000,000, matures 11/15/23, value $31,164,750.

      U.S. Treasury Strips, par value $135,000,000, matures 11/15/24, value $53,690,850.

(h)   Repurchase agreement collateralized by:

      U.S. Treasury Strips, par value $2,920,000, matures 12/15/23, value $1,262,871.

(i)   Repurchase agreement collateralized by:

      U.S. Treasury Strips, par value $18,100,000, matures 02/15/11, value $14,336,286.

      U.S. Treasury Strips, par value $73,000,000, matures 08/15/16, value $43,967,900.

      U.S. Treasury Strips, par value $50,000,000, matures 11/15/16, value $29,849,500.

      U.S. Treasury Strips, par value $13,235,000, matures 05/15/17, value $7,665,315.

      U.S. Treasury Strips, par value $11,945,000, matures 11/15/21, value $5,487,891.

*     Issuer in default.
+     Annualized yield at date of purchase.

The aggregate cost for federal income tax purposes is $1,521,029,279. The aggregate gross unrealized appreciation is $390,976,679.
The aggregate gross unrealized depreciation is $(27,269,608).

Country Concentration
                           % of
                         Net Assets
                         ----------
United States              94.14%
Canada                      9.24
Bermuda                     1.17
United Kingdom              0.51
Panama                      0.42
Japan                       0.32
                          ------
TOTAL                     105.80%
                          ======

    THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.


                                       27
================================================================================

================================================================================

                                     [LOGO]

                               THIRD AVENUE TRUST
                        THIRD AVENUE SMALL-CAP VALUE FUND
                      PORTFOLIO OF INVESTMENTS (CONTINUED)
                               AT OCTOBER 31, 2005

THE SUMMARY OF THE FUND'S INVESTMENTS AS OF OCTOBER 31, 2005 IS AS FOLLOWS:
(UNAUDITED)

  [THE FOLLOWING TABLE WAS REPRESENTED AS A BAR CHART IN THE PRINTED MATERIAL.]

                  Sector                                        % of Net Assets
                  ------                                        ---------------
Oil & Gas                                                            8.65
Real Estate                                                          6.48
Energy Services                                                      4.28
Holding Companies                                                    3.92
Electronics Components                                               3.63
Consumer Products                                                    3.54
Retail                                                               3.41
Industrial Equipment                                                 3.29
Insurance & Reinsurance                                              2.64
Software                                                             2.61
Forest Products & Paper                                              2.5
Semiconductor Equipment Manufacturers & Related                      2.39
Telecommunications Equipment                                         1.89
Healthcare Services                                                  1.82
Cable Television Equipment                                           1.81
Energy/Coal                                                          1.71
Auto Parts                                                           1.7
Life Insurance                                                       1.67
Agricultural Chemicals                                               1.3
Banking                                                              0.97
Computerized Securities Trading                                      0.78
Computer Peripherals                                                 0.66
Aerospace & Defense                                                  0.49
Financial Insurance                                                  0.44
Home Furnishings                                                     0.27
Manufactured Housing                                                 0.16
Annuities & Mutual Fund Management & Sales                           0.13
Technology                                                           0.01
Cash & Equivalents (Net)                                            36.85

    THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.


                                       28
================================================================================

================================================================================

                                     [LOGO]

                               THIRD AVENUE TRUST
                        THIRD AVENUE SMALL-CAP VALUE FUND
                       STATEMENT OF ASSETS AND LIABILITIES
                                OCTOBER 31, 2005

ASSETS:
Investments at value (including $90,113,260 of securities loaned) (Notes 1 and 4):
    Unaffiliated issuers (identified cost of $1,270,245,490)                                          $1,632,531,297
    Repurchase agreement (identified cost of $201,613,736)                                               201,613,736
    Investments of cash collateral for securities loaned (identified cost of $99,675,034) (Note 1)        99,675,034
    Affiliated issuers (identified cost of $46,772,548) (Note 4)                                          50,591,317
                                                                                                      --------------
       Total investments (identified cost of $1,618,306,808)                                           1,984,411,384
Receivable for securities sold                                                                               128,437
Receivable for fund shares sold                                                                            7,470,773
Dividends and interest receivable                                                                          2,701,323
Other assets                                                                                                  40,387
                                                                                                      --------------
       Total assets                                                                                    1,994,752,304
                                                                                                      --------------
LIABILITIES:
Payable for securities purchased                                                                          15,641,232
Payable for fund shares redeemed                                                                           1,823,364
Payable to investment adviser                                                                              1,410,083
Accounts payable and accrued expenses                                                                        336,748
Payable for service fees (Note 3)                                                                            178,931
Written options, at value (premium received $2,514,738)                                                    2,171,160
Collateral on loaned securities (Note 1)                                                                  99,675,034
Commitments (Note 6)                                                                                              --
                                                                                                      --------------
       Total liabilities                                                                                 121,236,552
                                                                                                      --------------
       Net assets                                                                                     $1,873,515,752
                                                                                                      ==============
SUMMARY OF NET ASSETS:
Common stock, unlimited shares authorized, $0.001 par value,
    77,319,265 shares outstanding                                                                     $1,472,875,783
Accumulated undistributed net investment income                                                            8,004,007
Accumulated undistributed net realized gains from investment transactions                                 26,187,808
Net unrealized appreciation of investments and translation
    of foreign currency denominated assets and liabilities                                               366,448,154
                                                                                                      --------------
       Net assets applicable to capital shares outstanding                                            $1,873,515,752
                                                                                                      ==============
Net asset value per share                                                                             $        24.23
                                                                                                      ==============

    THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.


                                       29
================================================================================

================================================================================

                                     [LOGO]

                               THIRD AVENUE TRUST
                        THIRD AVENUE SMALL-CAP VALUE FUND
                             STATEMENT OF OPERATIONS
                       FOR THE YEAR ENDED OCTOBER 31, 2005

INVESTMENT INCOME:
    Interest                                                                                          $   13,896,007
    Dividends - unaffiliated issuers (net of foreign withholding tax of $524,670)                         12,045,636
    Dividends - affiliated issuers (Note 4)                                                                  488,535
    Securities lending income                                                                                924,157
    Other income                                                                                              46,492
                                                                                                      --------------
       Total investment income                                                                            27,400,827
                                                                                                      --------------
EXPENSES:
    Investment advisory fees (Note 3)                                                                     12,769,997
    Service fees (Note 3)                                                                                  1,700,000
    Transfer agent fees                                                                                      394,000
    Custodian fees                                                                                           390,000
    Reports to shareholders                                                                                  289,000
    Registration and filing fees                                                                             129,688
    Accounting fees                                                                                          117,000
    Administration fees (Note 3)                                                                              89,000
    Auditing and tax consulting fees                                                                          79,800
    Trustees' and officers' fees and expenses                                                                 66,350
    Legal fees                                                                                                35,000
    Insurance expense                                                                                         22,714
    Miscellaneous expenses                                                                                    16,000
                                                                                                      --------------
       Total operating expenses                                                                           16,098,549
                                                                                                      --------------
       Net investment income                                                                              11,302,278
                                                                                                      --------------

REALIZED AND UNREALIZED GAINS (LOSSES) ON INVESTMENTS:
    Net realized gain on investments - unaffiliated issuers                                               27,463,959
    Net realized loss on investments - affiliated issuers                                                   (932,459)
    Net realized loss on foreign currency transactions                                                        (5,817)
    Net change in unrealized appreciation on investments                                                 153,225,860
    Net change in unrealized appreciation on written options                                                 343,578
                                                                                                      --------------
    Net realized and unrealized gains on investments                                                     180,095,121
                                                                                                      --------------
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS                                                  $  191,397,399
                                                                                                      ==============

    THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.


                                       30
================================================================================

================================================================================

                                     [LOGO]

                               THIRD AVENUE TRUST
                        THIRD AVENUE SMALL-CAP VALUE FUND
                       STATEMENTS OF CHANGES IN NET ASSETS

                                                                               FOR THE YEAR       FOR THE YEAR
                                                                                   ENDED             ENDED
                                                                             OCTOBER 31, 2005   OCTOBER 31, 2004
                                                                             ----------------   ----------------
OPERATIONS:
    Net investment income                                                   $    11,302,278     $     2,014,715
    Net realized gains on investments - unaffiliated issuers                     27,463,959             561,229
    Net realized gains (losses) on investments - affiliated issuers                (932,459)          3,249,103
    Net realized losses on foreign currency transactions                             (5,817)            (33,301)
    Net change in unrealized appreciation on investments                        153,225,860         103,097,365
    Net change in unrealized appreciation on written options                        343,578                  --
    Net change in unrealized appreciation (depreciation) on translation
       of other assets and liabilities denominated in foreign currency                   --                 453
                                                                            ---------------     ---------------
    Net increase in net assets resulting from operations                        191,397,399         108,889,564
                                                                            ---------------     ---------------

DISTRIBUTIONS:
    Dividends to shareholders from net investment income                         (4,593,461)           (789,752)
    Distributions to shareholders from net realized gains on investments         (3,770,892)         (2,621,974)
                                                                            ---------------     ---------------
                                                                                 (8,364,353)         (3,411,726)
                                                                            ---------------     ---------------

CAPITAL SHARE TRANSACTIONS:
    Proceeds from sale of shares                                                950,587,414         423,402,570
    Net asset value of shares issued in reinvestment of
       dividends and distributions                                                8,019,912           3,310,986
    Redemption fees                                                                 683,104             313,555
    Cost of shares redeemed                                                    (225,752,748)       (117,391,745)
                                                                            ---------------     ---------------
    Net increase in net assets resulting from capital
       share transactions                                                       733,537,682         309,635,366
                                                                            ---------------     ---------------
    Net increase in net assets                                                  916,570,728         415,113,204
    Net assets at beginning of period                                           956,945,024         541,831,820
                                                                            ---------------     ---------------
    Net assets at end of period
       (including undistributed net investment income of
       $8,004,007 and $1,291,142, respectively)                             $ 1,873,515,752     $   956,945,024
                                                                            ===============     ===============

    THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.


                                       31
================================================================================

================================================================================

                                     [LOGO]

                               THIRD AVENUE TRUST
                        THIRD AVENUE SMALL-CAP VALUE FUND
                              FINANCIAL HIGHLIGHTS

SELECTED DATA (FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD) AND RATIOS ARE AS
FOLLOWS:

                                                                               YEARS ENDED OCTOBER 31,
                                                    ----------------------------------------------------------------------------
                                                       2005              2004            2003            2002            2001
                                                    ----------        ----------      ----------      ----------      ----------
Net asset value, beginning of period                $    20.98        $    18.02      $    12.92      $    14.33      $    13.86
                                                    ----------        ----------      ----------      ----------      ----------
Income (loss) from investment operations:
    Net investment income                                 0.17              0.05            0.03            0.14            0.14
    Net gain (loss) on securities (both realized
       and unrealized)                                    3.25(1)           3.02(1)         5.21(2)        (1.26)(1)        1.23
                                                    ----------        ----------      ----------      ----------      ----------
    Total from investment operations                      3.42              3.07            5.24           (1.12)           1.37
                                                    ----------        ----------      ----------      ----------      ----------
Less distributions:
    Dividends from net investment income                 (0.09)            (0.03)          (0.14)          (0.12)          (0.21)
    Distributions from realized gains                    (0.08)            (0.08)             --           (0.17)          (0.69)
                                                    ----------        ----------      ----------      ----------      ----------
    Total distributions                                  (0.17)            (0.11)          (0.14)          (0.29)          (0.90)
                                                    ----------        ----------      ----------      ----------      ----------
Net asset value, end of period                      $    24.23        $    20.98      $    18.02      $    12.92      $    14.33
                                                    ==========        ==========      ==========      ==========      ==========
Total return                                             16.36%            17.11%          40.88%          (8.12%)         10.54%
Ratios/Supplemental Data:
    Net assets, end of period (in thousands)        $1,873,516        $  956,945      $  541,832      $  369,346      $  275,666
    Ratio of expenses to average net assets               1.13%             1.14%           1.17%           1.17%           1.23%
    Ratio of net investment income to
       average net assets                                 0.80%             0.28%           0.21%           1.03%           1.16%
    Portfolio turnover rate                                 11%               10%             22%             19%             18%

(1)   Includes redemption fees of $0.01 per share.
(2)   Includes redemption fees of less than $0.01 per share.

    THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.


                                       32
================================================================================

================================================================================

                                     [LOGO]

                               THIRD AVENUE TRUST
                       THIRD AVENUE REAL ESTATE VALUE FUND
               PORTFOLIO MANAGEMENT DISCUSSION - OCTOBER 31, 2005
                                   (UNAUDITED)

At October 31, 2005, the audited net asset value attributable to each of the 97,702,927 common shares outstanding of the Third Avenue Real Estate Value Fund ("TAREX," or the "Fund") was $29.41 per share. This compares with an audited net asset value at October 31, 2004 of $25.03 per share, adjusted for a subsequent distribution to shareholders.

                                                                               AVERAGE ANNUAL RETURNS
                                                                         -----------------------------------------
                                                       ONE YEAR ENDED    THREE           FIVE      SINCE INCEPTION
                                                          10/31/05        YEAR           YEAR         (9/17/98)
                                                       --------------    ------         ------     ---------------
Third Avenue Real Estate Value Fund                        17.36%        26.16%         19.85%         19.24%
Morgan Stanley REIT Index                                  17.64%        26.84%         19.78%         16.03%
Bloomberg Real Estate Operating Companies Index            32.80%        39.43%         23.86%         19.21%
Wilshire Real Estate Securities Index                      20.09%        28.84%         20.02%         16.98%

TAREX seeks to achieve long-term capital appreciation and does not attempt to track any benchmark. Various comparative indices are included above for illustrative purposes both for the most recent year and over longer periods. The Fund is managed for the long term and does not seek to maximize short-term performance. The Fund somewhat underperformed the indices above over the last year. Due to the nature of the Fund's long-term deep value investment philosophy that focuses on capital appreciation and not income, there are few widely recognized real estate benchmarks against which to compare performance. This limited availability of benchmarks forces us to compare the Fund's performance to indices that have significantly different investment characteristics than the Fund. Both the Morgan Stanley REIT Index and the Wilshire Real Estate Securities Index are comprised almost entirely of Real Estate Investment Trust ("REIT") stocks. As the Fund is not managed to create income and thus has a strong emphasis on real estate operating companies, neither of these indices provides a particularly useful comparison to the Fund. The Bloomberg REOC (Real Estate Operating Companies) index is also not particularly useful as two stocks comprise almost 70% of that index. The performance of a registered investment company such as the Fund, with its diversification requirements, should be expected to deviate significantly from such an index. We believe that the Fund's performance should be judged over the long term and in the absolute, rather than against any of these indices. Based on such criteria, we are happy with Fund performance over the long term and are not displeased with this year's gains.

During the twelve-month period ended October 31, 2005, the Fund returned 17.36%. Significant investments in the common stocks of Forest City Enterprises, The St. Joe Company and Trammell Crow Company were among the greatest contributors to performance. Interest rates have risen over the last twelve months, although they have remained relatively low in a historical sense. Although real estate fundamentals have remained good over the year, these rate increases would tend to provide more of a drag particularly on REITs, as compared to REOCs. As discussed above, the Fund tends to prefer REOCS over REITS because of the increased flexibility that REOCS have to use cash flows to create overall capital appreciation. As a result of interest rates and other factors, REOCS strongly outperformed REITs over the year, and were a strong contributor to positive Fund performance.


                                       33
================================================================================

================================================================================

                                     [LOGO]

                               THIRD AVENUE TRUST
                       THIRD AVENUE REAL ESTATE VALUE FUND
                   PORTFOLIO MANAGEMENT DISCUSSION (CONTINUED)
                                   (UNAUDITED)

Also during the year, the Fund began to make significant new investments in real estate companies outside of the United States. These investments still comprise a small percentage of the Fund's overall portfolio, but two of the top ten performers for the Fund were U.K. based REOCs that the Fund recently began acquiring (Unite Group PLC and British Land Group PLC).

The Fund enjoyed very large cash inflows during the year, which contributed to an unusually high cash position in the Fund. The majority of cash inflows came from net new subscriptions before the Fund closed to new investors on July 1, 2005. Additional cash inflows came from resource conversion activity (e.g., mergers and acquisitions) and the elimination of several existing positions. These relatively large cash positions can exert a drag on performance in a year, such as this, where the market is generally up, and may have had a negative impact on overall Fund performance.

THE INFORMATION IN THE PORTFOLIO MANAGEMENT DISCUSSION REPRESENTS A FACTUAL OVERVIEW OF THE FUND'S PERFORMANCE AND IS NOT INTENDED TO BE A FORECAST OF FUTURE EVENTS, A GUARANTEE OF FUTURE RESULTS OR INVESTMENT ADVICE. VIEWS EXPRESSED ARE THOSE OF THE INVESTMENT TEAM AND MAY DIFFER FROM THOSE OF OTHER INVESTMENT TEAMS OR THE FIRM AS A WHOLE. ALSO, PLEASE NOTE THAT ANY DISCUSSION OF THE PORTFOLIO'S HOLDINGS, THE PORTFOLIO'S PERFORMANCE, AND THE INVESTMENT TEAM'S VIEWS ARE AS OF OCTOBER 31, 2005, AND ARE SUBJECT TO CHANGE.

Real estate investments may be subject to special risks, including risks related to general and local economic conditions, and changes in real estate values that may have negative effects on issuers related to the real estate industry. The Fund's investments in small and medium capitalization stocks may experience more volatility than larger capitalization stocks. These and other risks are described more fully in the Fund's prospectus.

Third Avenue Real Estate Value Fund IS OFFERED BY PROSPECTUS ONLY. Prospectuses contain more complete information on advisory fees, distribution charges, and other expenses and should be read carefully before investing or sending money. Please read the prospectus carefully before you send money. Past performance is no guarantee of future results. Investment return and principal value will fluctuate so that an investor's shares, when redeemed, may be worth more or less than original cost. The Fund's returns should be viewed in light of its investment policy and objectives and quality of its portfolio securities and the periods selected. M.J. Whitman LLC Distributor. 12/23/05

If you should have any questions, or for updated information or a copy of our prospectus, please call 1-800-443-1021 or go to our web site at www.thirdavenuefunds.com. Current performance may be lower or higher than performance quoted.

The Morgan Stanley REIT Index is a total-return index comprised of the most actively traded real estate investment trusts and is designed to be a measure of real estate equity performance. The Bloomberg Real Estate Operating Companies Index is a capitalization-weighted index of Real Estate Operating Companies having a market capitalization of $15 million or greater. The Wilshire Real Estate Securities Index is a broad measure of the performance of publicly traded real estate securities, such as Real Estate Investment Trusts (REITs) and Real Estate Operating Companies (REOCs) and is capitalization weighted. The Morgan Stanley REIT Index, Bloomberg Real Estate Operating Companies Index and Wilshire Real Estate Securities Index are not securities that can be purchased or sold, and their total returns are reflective of unmanaged portfolios. The returns include reinvestment of interest, capital gains and dividends.


                                       34
================================================================================

================================================================================

                                     [LOGO]

                             PERFORMANCE INFORMATION
                                   (UNAUDITED)

PERFORMANCE ILLUSTRATION

   COMPARISON OF CHANGE IN VALUE OF A $10,000 INVESTMENT IN THIRD AVENUE REAL ESTATE VALUE FUND, THE MORGAN STANLEY REIT INDEX, THE BLOOMBERG REAL ESTATE OPERATING COMPANY INDEX AND THE WILSHIRE REAL ESTATE SECURITIES INDEX AS OF
                                OCTOBER 31, 2005

                           Average Annual Total Return

                                                                                     Since Inception
1 Year      2 Years     3 Years      4 Years     5 Years     6 Years      7 Years      (9/17/98)
17.36%      23.27%      26.16%       21.12%      19.85%      20.94%       19.13%        19.24%

 [THE FOLLOWING TABLE WAS REPRESENTED AS A LINE CHART IN THE PRINTED MATERIAL.]

              TAREX*  Morgan Stanley REIT Index*  Bloomberg Real Estate Operating Co. Index*  Wilshire Real Estate Securities Index*
 9/17/1998   10000            10000                                10000                                      10000
10/31/1998   10280            10534                                10471.4                                    10567
10/31/1999   11190.8           9874.57                             10428.4                                    10060.5
10/31/2000   14157.5          11671.7                              11990.6                                    12280.8
10/31/2001   16268.4          13219.4                              13087.8                                    13538
10/31/2002   17434.8          14103.8                              12891.4                                    14300.2
10/31/2003   23040.1          18890.6                              18677.1                                    19389.7
10/31/2004   29830            24459.6                              26340.3                                    25466.4
10/31/2005   35008.5          28774.2                              34979.9                                    30582.6

*     All returns include reinvestment of dividends and capital gains.

AS WITH ALL MUTUAL FUNDS, PAST PERFORMANCE DOES NOT INDICATE FUTURE RESULTS. THE RETURNS SHOWN IN THE GRAPH AND TABLE DO NOT REFLECT THE DEDUCTION OF TAXES THAT A SHAREHOLDER WOULD PAY ON FUND DISTRIBUTIONS OR THE REDEMPTION OF FUND SHARES.


                                       35
================================================================================

================================================================================

                                     [LOGO]

                               THIRD AVENUE TRUST
                       THIRD AVENUE REAL ESTATE VALUE FUND
                            PORTFOLIO OF INVESTMENTS
                               AT OCTOBER 31, 2005

                          PRINCIPAL                                                                       VALUE        % OF
                  AMOUNT (+) /UNITS    ISSUES                                                            (NOTE 1)    NET ASSETS
-------------------------------------------------------------------------------------------------------------------------------
CORPORATE DEBT INSTRUMENTS - 0.87%
Real Estate Operating     6,270,514    FNC Realty Corp., 7.00%, due 07/27/08 (b)                 $      6,270,514
Companies                   400,000    Forest City Enterprises, Inc., $25 par, 7.375%,
                            (notes)    due 02/01/34                                                     9,800,000

   (Canadian Dollars)     6,666,600    Sterling Centrecorp Inc., 8.50%, due 12/31/09
                                       (b) (Canada)                                                     5,079,959
                                                                                                 ----------------
                                                                                                       21,150,473      0.74%
                                                                                                 ----------------
Retail                    4,000,000    Pathmark Stores, Inc. 8.75%, due 02/01/12                        3,780,000      0.13%
                                                                                                 ----------------
                                       TOTAL CORPORATE DEBT INSTRUMENTS
                                       (Cost $24,658,757)                                              24,930,473
                                                                                                 ----------------
                             SHARES
-------------------------------------------------------------------------------------------------------------------------------
PREFERRED STOCKS - 0.33%
Real Estate Investment      125,000    RAIT Investment Trust 7.75%                                      3,075,000
Trusts                      250,000    RAIT Investment Trust 8.375%                                     6,327,500
                                                                                                 ----------------
                                                                                                        9,402,500      0.33%
                                                                                                 ----------------
                                       TOTAL PREFERRED STOCKS
                                       (Cost $9,375,000)                                                9,402,500
                                                                                                 ----------------
-------------------------------------------------------------------------------------------------------------------------------
COMMON STOCKS AND WARRANTS - 82.92%
Diversified Financial       774,000    Guoco Group, Ltd. (Hong Kong)(1)                                 7,697,966
Services                     22,223    Imperial Credit Industries, Inc. Warrants (a) (b)                       --
                            537,700    PHH Corp. (a)                                                   15,125,501
                                                                                                 ----------------
                                                                                                       22,823,467      0.79%
                                                                                                 ----------------
Homebuilders                434,690    Avatar Holdings, Inc. (a) (c)                                   24,625,189
                            273,040    Brookfield Homes Corp.                                          13,676,574
                                                                                                 ----------------
                                                                                                       38,301,763      1.33%
                                                                                                 ----------------
Hotels                    1,879,900    Fairmont Hotels and Resorts, Inc. (Canada)                      61,153,147      2.13%
                                                                                                 ----------------
Natural Resources            85,200    Deltic Timber Corp.                                              3,919,200      0.14%
                                                                                                 ----------------
Real Estate Investment    2,293,800    Acadia Realty Trust (c)                                         43,582,200
Trusts                    2,636,600    Affordable Residential Communities, Inc. (c)                    26,339,634
                             28,500    Agree Realty Corp.                                                 768,075
                          3,810,100    American Financial Realty Trust                                 46,902,331

    THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

================================================================================

                                     [LOGO]

                               THIRD AVENUE TRUST
                       THIRD AVENUE REAL ESTATE VALUE FUND
                      PORTFOLIO OF INVESTMENTS (CONTINUED)
                               AT OCTOBER 31, 2005

                                                                                                          VALUE        % OF
                             SHARES    ISSUES                                                            (NOTE 1)    NET ASSETS
-------------------------------------------------------------------------------------------------------------------------------
COMMON STOCKS AND WARRANTS (CONTINUED)
Real Estate                 642,148    American Land Lease, Inc. (c)                                 $ 15,276,701
Investment Trusts         1,177,900    Anthracite Capital, Inc.                                        12,356,171
(continued)               1,400,000    Associated Estates Realty Corp. (c)                             12,768,000
                             72,700    Bedford Property Investors, Inc.                                 1,632,115
                          1,640,450    Capital Lease Funding, Inc. (c)                                 16,109,219
                          1,000,000    Columbia Equity Trust, Inc. (c)                                 14,670,000
                          1,415,719    CRIIMI Mae Inc. (a) (c)                                         27,733,935
                          1,000,000    Crystal River Capital 144a (b)                                  25,000,000
                            350,000    Feldman Mall Properties, Inc.                                    4,718,000
                            551,300    First Potomac Realty Trust                                      13,969,942
                          1,444,800    JER Investors Trust, Inc. (c)                                   24,633,840
                            938,200    One Liberty Properties, Inc. (c)                                17,591,250
                          5,841,792    ProLogis                                                       251,197,056
                          2,000,400    PS Business Parks, Inc. (c)                                     93,098,616
                            711,300    RAIT Investment Trust                                           18,892,128
                          1,498,200    Vornado Realty Trust                                           121,354,200
                                                                                                 ----------------
                                                                                                      788,593,413     27.44%
                                                                                                 ----------------
Real Estate               1,150,500    Jones Lang LaSalle, Inc.                                        57,847,140
Management/Brokerage     49,926,000    Midland Realty Holdings, Ltd. (c) (Hong Kong)                   24,151,198
                             11,609    Savills PLC (United Kingdom)                                       168,904
                          2,079,950    Trammell Crow Co. (a) (c)                                       53,184,321
                                                                                                 ----------------
                                                                                                      135,351,563      4.71%
                                                                                                 ----------------
Real Estate Operating         5,000    Atlantic American Realty Capital Advisors, Inc. (a) (b)            500,000
Companies                 4,007,723    Brascan Corp. Class A (Canada)                                 183,433,482
                          4,051,653    British Land Co. PLC (United Kingdom)                           63,825,888
                          2,743,900    Brookfield Properties Corp. (Canada)                            80,396,270
                            510,000    Consolidated-Tomoka Land Co. (c)                                30,365,400
                          1,856,219    Derwent Valley Holdings PLC (United Kingdom)                    43,007,428
                            966,500    First Capital Realty, Inc. (Canada)                             16,611,591
                          4,028,393    FNC Realty Corp. (a) (b)                                         3,021,295
                          1,256,281    FNC Realty Corp. Warrants, Strike $1.99 (a) (b)                         --
                          6,012,900    Forest City Enterprises, Inc. Class A (c)                      221,815,881

    THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.


                                       37
================================================================================

================================================================================

                                     [LOGO]

                               THIRD AVENUE TRUST
                       THIRD AVENUE REAL ESTATE VALUE FUND
                      PORTFOLIO OF INVESTMENTS (CONTINUED)
                               AT OCTOBER 31, 2005

                                                                                                          VALUE        % OF
                             SHARES    ISSUES                                                            (NOTE 1)    NET ASSETS
-------------------------------------------------------------------------------------------------------------------------------
COMMON STOCKS AND WARRANTS (CONTINUED)
Real Estate               1,017,031    Forest City Enterprises, Inc. Class A (b) (c)                 $ 35,642,360
Operating Companies      17,631,000    Hang Lung Properties, Ltd. (Hong Kong)                          25,245,301
(continued)               6,500,000    Hong Kong Land Holdings, Ltd. (Singapore)(1)                    18,590,000
                          6,208,000    Henderson Land Development Co., Ltd. (Hong Kong)                27,668,167
                          7,380,400    Killam Properties, Inc. (a) (c) (Canada)                        15,621,878
                          3,283,066    Liberty International PLC (United Kingdom)                      54,071,772
                             24,900    Minerva PLC (United Kingdom)                                       105,445
                         12,025,684    Multiplex Group (Australia)                                     29,764,080
                          4,014,175    Quintain Estates & Development PLC (United Kingdom)             38,545,231
                            108,000    Sterling Centrecorp, Inc. (a) (Canada)                             117,043
                            108,000    Sterling Centrecorp, Inc. Warrants (a) (b) (Canada)                 44,202
                         12,601,000    Tai Cheung Holdings, Ltd. (Hong Kong)                            6,176,881
                            401,039    Tejon Ranch Co. (a)                                             17,806,132
                          4,386,361    The St. Joe Co. (c)                                            289,280,508
                          2,000,000    Thomas Properties Group, Inc. (c)                               24,040,000
                          7,757,487    Unite Group PLC (c) (United Kingdom)                            44,453,447
                                                                                                 ----------------
                                                                                                    1,270,149,682     44.20%
                                                                                                 ----------------
Retail                       22,951    Sears Holding Corp. (a) (b) (d)                                  2,621,865
                            500,000    Sears Holding Corp. (a)                                         60,125,000
                                                                                                 ----------------
                                                                                                       62,746,865      2.18%
                                                                                                 ----------------
                                       TOTAL COMMON STOCKS AND WARRANTS
                                       (Cost $1,810,017,204)                                        2,383,039,100
                                                                                                 ----------------
                          CONTRACTS
-------------------------------------------------------------------------------------------------------------------------------
OPTIONS - 0.18%
Retail                          500    Winn-Dixie Stores, Inc., Put Strike $5, expires 01/21/06 (b)       216,865
                              2,443    Sears Holding Corp., Put Strike $120, expires 01/20/07 (d)       4,971,504
                                                                                                 ----------------
                                                                                                        5,188,369      0.18%
                                                                                                 ----------------
                                       TOTAL OPTIONS
                                       (Cost $4,256,141)                                                5,188,369
                                                                                                 ----------------

    THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

================================================================================

                                     [LOGO]

                               THIRD AVENUE TRUST
                       THIRD AVENUE REAL ESTATE VALUE FUND
                      PORTFOLIO OF INVESTMENTS (CONTINUED)
                               AT OCTOBER 31, 2005

                         PRINCIPAL                                                                        VALUE        % OF
                         AMOUNT ($)    ISSUES                                                            (NOTE 1)    NET ASSETS
-------------------------------------------------------------------------------------------------------------------------------
SHORT TERM INVESTMENTS - 15.93%
Repurchase Agreement    208,802,088    Bear Stearns 3.94%, dated 10/31/05, due 11/01/05 (e)      $    208,802,088      7.27%
                                                                                                 ----------------
U.S. Treasury Bills     100,000,000    U.S. Treasury Bill 3.50%+, due 11/25/05 (f)                     99,758,166
                        150,000,000    U.S. Treasury Bill 3.70%+, due 12/29/05                        149,149,967
                                                                                                 ----------------
                                                                                                      248,908,133      8.66%
                                                                                                 ----------------
                                       Total Short Term Investments
                                       (COST $457,683,884)                                            457,710,221
                                                                                                 ----------------
                                       TOTAL INVESTMENT PORTFOLIO - 100.23%
                                       (Cost $2,305,990,986)                                        2,880,270,663
                                                                                                 ----------------
                          CONTRACTS
-------------------------------------------------------------------------------------------------------------------------------
WRITTEN OPTIONS - (0.13%)
Retail                      (2,443)    Sears Holding Corp., Call Strike $155,
                                       expires 01/20/07 (d)                                            (3,615,640)    (0.13%)
                                                                                                 ----------------
                                       TOTAL WRITTEN OPTIONS
                                       (Premium received $4,187,812)

                                       LIABILITIES IN EXCESS OF
                                       OTHER ASSETS - (0.10%)                                          (2,885,674)
                                                                                                 ----------------
                                       NET ASSETS - 100.00%                                      $  2,873,769,349
                                       (Applicable to 97,702,927                                 ================
                                       shares outstanding)

Notes:
(a)   Non-income producing securities.
(b)   Restricted (see table below) / fair valued securities.

                                                              Carrying Value
                    Security                                     Per Unit          Acquisition Date       Acquisition Cost
                    --------                                  --------------       ----------------       ----------------
   Atlantic American Realty Capital Advisors, Inc.               $100.00              10/22/2004             $   500,000
   Crystal River Capital 144a                                      25.00                3/9/2005              25,000,000
   FNC Realty Corp.                                                 0.75        5/22/2002 to 7/27/2005         4,003,247
   FNC Realty Corp., 7.00%, Due 07/27/2008 Convertible Notes      100.00               7/27/2005               6,270,514
   FNC Realty Corp Warrants Strike $1.99                              --         2/6/2004 & 2/18/2004                 --
   Forest City Enterprises Inc.(^)                                 35.05               7/21/2005              36,511,413
   Imperial Credit Industries, Inc. Warrants                          --        9/22/2000 & 2/26/2001                 --
   Sears Holding Corp.                                            114.24               4/26/2005                 298,363
   Sterling Centercorp, Inc., 8.50% due 12/31/2009                 76.20        5/11/2004 & 12/16/2004         4,610,226
   Sterling Centercorp, Inc. Warrants                               0.41               3/26/2004                      --
   Winn-Dixie Stores Inc. Options                                   4.34         3/4/2004 to 3/25/2004            89,759

(^) The carrying value per unit of investment in unrestricted securities for Forest City Enterprises, Inc. on July 21, 2005 was $35.87.

    THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.


                                       39
================================================================================

================================================================================

                                     [LOGO]

                               THIRD AVENUE TRUST
                       THIRD AVENUE REAL ESTATE VALUE FUND
                      PORTFOLIO OF INVESTMENTS (CONTINUED)
                               AT OCTOBER 31, 2005

(c) Affiliated issuers - as defined under the Investment Company Act of 1940 (ownership of 5% or more of the outstanding voting securities of those issuers).
(d)   Call and Put options relate to common stock position.
(e)   Repurchase agreements collateralized by:

      U.S. Treasury Bill, par value $28,300,000, matures 04/13/06, value $27,782,959.

      U.S. Treasury Notes, par value $78,834,000, matures 01/15/09, value $101,950,610.

      U.S. Treasury Notes, par value $32,115,000, matures 01/15/25, value $34,982,146.

      U.S. Treasury Notes, par value $32,505,000, matures 04/15/28, value $50,134,959.

(f)   Segregated for future fund commitments.

*     Issuer in default.
+     Denominated in U.S. Dollars unless otherwise noted.
+     Annualized yield at date of purchase.
(1)   Incorporated in Bermuda.

The aggregate cost for federal income tax purposes is $2,312,269,235. The aggregate gross unrealized appreciation is $596,801,664.
The aggregate gross unrealized depreciation is ($28,800,236).

Country Concentration
                           % of
                        Net Assets
                        ----------
United States              74.14%
Canada                     12.61
United Kingdom              8.50
Hong Kong                   3.16
Australia                   1.04
Singapore                   0.65
                          ------
Total                     100.10%
                          ======

    THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.


                                       40
================================================================================

================================================================================

                                     [LOGO]

                               THIRD AVENUE TRUST
                       THIRD AVENUE REAL ESTATE VALUE FUND
                      PORTFOLIO OF INVESTMENTS (CONTINUED)
                               AT OCTOBER 31, 2005

THE SUMMARY OF THE FUND'S INVESTMENTS AS OF OCTOBER 31, 2005 IS AS FOLLOWS:
(UNAUDITED)

  [THE FOLLOWING TABLE WAS REPRESENTED AS A BAR CHART IN THE PRINTED MATERIAL.]

            Sector                               % of Net Assets
            ------                               ---------------
Real Estate Operating Companies                       44.93
Real Estate Investment Trusts                         27.77
Real Estate Management/Brokerage                       4.71
Retail                                                 2.37
Hotels                                                 2.13
Homebuilders                                           1.33
Diversified Financial Services                         0.79
Natural Resources                                      0.14
Cash & Equivalents (Net)                              15.83

    THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.


                                       41
================================================================================

================================================================================

                                     [LOGO]

                               THIRD AVENUE TRUST
                       THIRD AVENUE REAL ESTATE VALUE FUND
                       STATEMENT OF ASSETS AND LIABILITIES
                                OCTOBER 31, 2005

ASSETS:
Investments at value (Notes 1 and 4):
    Unaffiliated issuers (identified cost of $1,308,728,028)                                   $1,616,484,997
    Repurchase agreement (identified cost of $208,802,088)                                        208,802,088
    Affiliated issuers (identified cost of $788,460,870) (Note 4)                               1,054,983,578
                                                                                               --------------
       Total investments (identified cost of $2,305,990,986)                                    2,880,270,663
Receivable for fund shares sold                                                                     3,985,770
Dividends and interest receivable                                                                   3,294,885
Other assets                                                                                        5,778,601
                                                                                               --------------
       Total assets                                                                             2,893,329,919
                                                                                               --------------

LIABILITIES:
Payable for securities purchased                                                                    5,899,335
Payable for fund shares redeemed                                                                    6,985,747
Payable to investment adviser                                                                       2,208,209
Accounts payable and accrued expenses                                                                 546,771
Payable for service fees (Note 3)                                                                     304,868
Written options, at value (premium received $4,187,812)                                             3,615,640
Commitments (Note 6)                                                                                       --
                                                                                               --------------
       Total liabilities                                                                           19,560,570
                                                                                               --------------
       Net assets                                                                              $2,873,769,349
                                                                                               ==============

SUMMARY OF NET ASSETS:
Common stock, unlimited shares authorized, $0.001 par value,
    97,702,927 shares outstanding                                                              $2,180,973,971
Accumulated undistributed net investment income                                                    16,952,989
Accumulated undistributed net realized gains from investment transactions                         100,985,739
Net unrealized appreciation of investments and translation
    of foreign currency denominated assets and liabilities                                        574,856,650
                                                                                               --------------
       Net assets applicable to capital shares outstanding                                     $2,873,769,349
                                                                                               ==============
Net asset value per share                                                                      $        29.41
                                                                                               ==============

    THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

================================================================================

                                     [LOGO]

                               THIRD AVENUE TRUST
                       THIRD AVENUE REAL ESTATE VALUE FUND
                             STATEMENT OF OPERATIONS
                       FOR THE YEAR ENDED OCTOBER 31, 2005

INVESTMENT INCOME:
    Interest                                                                                   $   18,513,054
    Dividends - unaffiliated issuers (net of foreign withholding tax of $700,898)                  17,695,322
    Dividends - affiliated issuers (Note 4)                                                        20,380,772
    Other income                                                                                      275,435
                                                                                               --------------
       Total investment income                                                                     56,864,583
                                                                                               --------------

EXPENSES:
    Investment advisory fees (Note 3)                                                              22,371,503
    Service fees (Note 3)                                                                           2,880,000
    Transfer agent fees                                                                               999,000
    Custodian fees                                                                                    720,000
    Reports to shareholders                                                                           532,500
    Registration and filing fees                                                                      229,505
    Administration fees (Note 3)                                                                      157,000
    Accounting fees                                                                                   149,000
    Auditing and tax consulting fees                                                                  115,000
    Trustees' and officers' fees and expenses                                                         115,000
    Insurance expense                                                                                  37,479
    Legal fees                                                                                         36,000
    Miscellaneous expenses                                                                             25,000
                                                                                               --------------
       Total operating expenses                                                                    28,366,987
                                                                                               --------------
       Net investment income                                                                       28,497,596
                                                                                               --------------

REALIZED AND UNREALIZED GAINS (LOSSES) ON INVESTMENTS:
    Net realized loss on investments - unaffiliated issuers                                        (8,833,291)
    Net realized gain on investments - affiliated issuers                                         109,313,060
    Net realized loss on foreign currency transactions                                               (183,545)
    Net change in unrealized appreciation on investments                                          225,762,412
    Net change in unrealized appreciation on written options                                          572,172
    Net change in unrealized depreciation on translation of other
       assets and liabilities denominated in foreign currency                                            (391)
                                                                                               --------------
       Net realized and unrealized gains on investments                                           326,630,417
                                                                                               --------------
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS                                           $  355,128,013
                                                                                               ==============

    THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.


                                       43
================================================================================

================================================================================

                                     [LOGO]

                               THIRD AVENUE TRUST
                       THIRD AVENUE REAL ESTATE VALUE FUND
                       STATEMENTS OF CHANGES IN NET ASSETS

                                                                               FOR THE YEAR        FOR THE YEAR
                                                                                   ENDED               ENDED
                                                                             OCTOBER 31, 2005    OCTOBER 31, 2004
                                                                             ----------------    ----------------
OPERATIONS:
    Net investment income                                                   $    28,497,596      $    5,179,444
    Net realized gains (losses) on investments - unaffiliated issuers            (8,833,291)         21,260,341
    Net realized gains (losses) on investments - affiliated issuers             109,313,060          (1,324,079)
    Net realized losses on foreign currency transactions                           (183,545)            (60,881)
    Net change in unrealized appreciation on investments                        225,762,412         250,298,313
    Net change in unrealized appreciation on written options                        572,172                  --
    Net change in unrealized appreciation (depreciation) on translation
       of other assets and liabilities denominated in foreign currency                 (391)              5,193
                                                                            ---------------      --------------
    Net increase in net assets resulting from operations                        355,128,013         275,358,331
                                                                            ---------------      --------------

DISTRIBUTIONS:
    DIVIDENDS TO SHAREHOLDERS FROM NET INVESTMENT INCOME                        (13,294,170)        (15,921,337)
    Distributions to shareholders from net realized gains on investments        (19,008,238)         (2,791,852)
                                                                            ---------------      --------------
                                                                                (32,302,408)        (18,713,189)
                                                                            ---------------      --------------

CAPITAL SHARE TRANSACTIONS:
    Proceeds from sale of shares                                              1,319,818,604         983,294,011
    Net asset value of shares issued in reinvestment of
       dividends and distributions                                               30,790,893          17,924,302
    Redemption fees                                                               1,579,792           1,044,597
    Cost of shares redeemed                                                    (494,539,350)       (212,592,938)
                                                                            ---------------      --------------
    Net increase in net assets resulting from capital
       share transactions                                                       857,649,939         789,669,972
                                                                            ---------------      --------------
    Net increase in net assets                                                1,180,475,544       1,046,315,114
    Net assets at beginning of period                                         1,693,293,805         646,978,691
                                                                            ---------------      --------------
    Net assets at end of period
       (including undistributed net investment income of
       $16,952,989 and $2,190,781, respectively)                            $ 2,873,769,349      $1,693,293,805
                                                                            ===============      ==============

    THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.


                                       44
================================================================================

================================================================================

                                     [LOGO]

                               THIRD AVENUE TRUST
                       THIRD AVENUE REAL ESTATE VALUE FUND
                              FINANCIAL HIGHLIGHTS

SELECTED DATA (FOR A SHARE OUTSTANDING THROUGHOUT THE PERIOD) AND RATIOS ARE AS
FOLLOWS:

                                                                                YEARS ENDED OCTOBER 31,
                                                    --------------------------------------------------------------------------------
                                                       2005             2004            2003            2002             2001
                                                    ----------       ----------     -----------     -----------      -----------
Net asset value, beginning of period                $    25.47       $    20.17     $     15.73     $     15.04      $     13.64
                                                    ----------       ----------     -----------     -----------      -----------
Income from investment operations:
    Net investment income                                 0.33             0.06            0.46            0.06             0.11
    Net gain on securities (both realized
       and unrealized)                                    4.05(1)          5.77(1)         4.46(1)         1.02(2)          1.85(1)
                                                    ----------       ----------     -----------     -----------      -----------
    Total from investment operations                      4.38             5.83            4.92            1.08             1.96
                                                    ----------       ----------     -----------     -----------      -----------
Less distributions:
    Dividends from net investment income                 (0.18)           (0.45)          (0.18)          (0.19)           (0.27)
    Distributions from realized gains                    (0.26)           (0.08)          (0.30)          (0.20)           (0.29)
                                                    ----------       ----------     -----------     -----------      -----------
    Total distributions                                  (0.44)           (0.53)          (0.48)          (0.39)           (0.56)
                                                    ----------       ----------     -----------     -----------      -----------
Net asset value, end of period                      $    29.41       $    25.47     $     20.17     $     15.73      $     15.04
                                                    ==========       ==========     ===========     ===========      ===========
Total return                                             17.36%           29.47%          32.15%           7.17%           14.91%
Ratios/Supplemental Data:
    Net assets, end of period (in thousands)        $2,873,769       $1,693,294     $   646,979     $   331,997      $    97,236
    Ratio of expenses to average net assets
       Before expense reimbursement / recovery            1.14%            1.15%           1.19%           1.22%            1.66%
       After expense reimbursement / recovery              N/A              N/A             N/A            1.41%            1.50%
    Ratio of net investment income to average
       net assets
       Before expense reimbursement / recovery            1.15%            0.47%           3.27%           0.92%            2.07%
       After expense reimbursement / recovery              N/A              N/A             N/A            0.73%            2.23%
    Portfolio turnover rate                                 13%               8%             11%              21%              20%

(1)   Includes redemption fees of $0.02 per share.
(2)   Includes redemption fees of $0.03 per share.

    THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                                       45
================================================================================

================================================================================

                                     [LOGO]

                               THIRD AVENUE TRUST
                      THIRD AVENUE INTERNATIONAL VALUE FUND
               PORTFOLIO MANAGEMENT DISCUSSION - OCTOBER 31, 2005
                                   (UNAUDITED)

At October 31, 2005, the audited net asset value attributable to each of the 94,865,602 common shares outstanding of the Third Avenue International Value Fund ("TAVIX," or the "Fund") was $20.40 per share. This compares with an audited net asset value at October 31, 2004 of $16.95 per share, adjusted for a subsequent distribution to shareholders.

                                                                                 AVERAGE ANNUAL RETURNS
                                                                            --------------------------------
                                                    ONE YEAR ENDED           THREE           SINCE INCEPTION
                                                       10/31/05              YEAR              (12/31/01)
                                                    --------------          ------           ---------------
Third Avenue International Value Fund                   20.24%              29.76%               21.75%
Morgan Stanley All Country World Free ex-USA Index      20.57%              23.45%               12.73%

TAVIX seeks to achieve long-term capital appreciation and does not attempt to track any benchmark. A comparative index is included above for illustrative purposes both for the most recent year and over longer periods. The Fund is managed for the long term and does not seek to maximize short-term performance. During the twelve-month period ended October 31, 2005, the Fund returned 20.24%. This is very similar to the performance of the Morgan Stanley All Country World Free ex-USA Index over the same time frame, although longer-term performance for the Fund is significantly better than this index over comparable periods.

Although the Fund does not attempt to predict macro changes in the markets or the world economy, macro-economic conditions affect short-term performance. For example, increased energy prices spurred a large increase in spending for oil drilling and exploration around the world. This increase benefited several of the largest contributors to the Fund's performance this year, including the two largest such contributors, Subsea 7, Inc. and Aker Kvaerner ASA, both of which are involved in the oil services sector in the North Sea and in other areas. Conversely, increasing energy prices can have deleterious effects on companies, including large energy consumers. An example of such a company is the Canfor Corporation, which was the largest single detractor to Fund performance during the year. Although Canfor was negatively affected by the Canadian dispute with the United States over softwood lumber duties, their profitability was also significantly reduced by increased energy costs. After the oil services companies, the Fund's largest positive contributor to performance was Zinifex Ltd. Zinifex, as one of the world's leading zinc mining companies, benefited from increasing zinc prices that recently hit a fifteen year high. Falconbridge, Ltd., another zinc producer, had a similarly excellent year.

The Fund enjoyed very large cash inflows during the year and these inflows lead to a high cash position in the Fund. The majority of cash inflows came from net new subscriptions before the Fund closed to new investors on July 1, 2005. Additional cash inflows came from resource conversion activity (e.g., mergers and acquisitions) and the elimination of several existing positions. These relatively large cash positions can exert a drag on performance in a year, such as this, where the market is generally up, and may have had a negative impact on overall Fund performance. During the year, the Fund made investments primarily in companies based in Asia and Europe. The Fund holds investments in Europe, Asia, Canada, Oceania (Australia and New Zealand) and South America.



                                       46
================================================================================

================================================================================

                                     [LOGO]

                               THIRD AVENUE TRUST
                      THIRD AVENUE INTERNATIONAL VALUE FUND
                   PORTFOLIO MANAGEMENT DISCUSSION (CONTINUED)
                                   (UNAUDITED)

THE INFORMATION IN THE PORTFOLIO MANAGEMENT DISCUSSION REPRESENTS A FACTUAL OVERVIEW OF THE FUND'S PERFORMANCE AND IS NOT INTENDED TO BE A FORECAST OF FUTURE EVENTS, A GUARANTEE OF FUTURE RESULTS OR INVESTMENT ADVICE. VIEWS EXPRESSED ARE THOSE OF THE INVESTMENT TEAM AND MAY DIFFER FROM THOSE OF OTHER INVESTMENT TEAMS OR THE FIRM AS A WHOLE. ALSO, PLEASE NOTE THAT ANY DISCUSSION OF THE PORTFOLIO'S HOLDINGS, THE PORTFOLIO'S PERFORMANCE, AND THE INVESTMENT TEAM'S VIEWS ARE AS OF OCTOBER 31, 2005, AND ARE SUBJECT TO CHANGE.

The Fund's performance may be influenced by a foreign country's political, social and economic situation. Other risks include currency fluctuations, political uncertainty, less liquidity, lack of efficient trading markets, and different auditing and legal standards. These risks may result in more volatility for the Fund. These and other risks are described more fully in the Fund's prospectus.

Third Avenue International Value Fund IS OFFERED BY PROSPECTUS ONLY. Prospectuses contain more complete information on advisory fees, distribution charges, and other expenses and should be read carefully before investing or sending money. Please read the prospectus carefully before you send money. Past performance is no guarantee of future results. Investment return and principal value will fluctuate so that an investor's shares, when redeemed, may be worth more or less than original cost. The Fund's returns should be viewed in light of its investment policy and objectives and quality of its portfolio securities and the periods selected. M.J. Whitman LLC Distributor. 12/23/05

If you should have any questions, or for updated information or a copy of our prospectus, please call 1-800-443-1021 or go to our web site at www.thirdavenuefunds.com. Current performance may be lower or higher than performance quoted.

The Morgan Stanley All Country World Free ex-USA Index is an unmanaged index of common stocks and includes securities representative of the market structure of over 50 developed and emerging market countries (other than the United States) in North America, Europe, Latin America and the Asian Pacific Region. This index is not a security that can be purchased or sold, and its total returns are reflective of unmanaged portfolios. The returns include reinvestment of interest, capital gains and dividends.


                                       47
================================================================================

================================================================================

                                     [LOGO]

                             PERFORMANCE INFORMATION
                                   (UNAUDITED)

PERFORMANCE ILLUSTRATION

      COMPARISON OF CHANGE IN VALUE OF A $10,000 INVESTMENT IN THIRD AVENUE INTERNATIONAL VALUE FUND AND MORGAN STANLEY CAPITAL INTERNATIONAL ALL COUNTRY
                 WORLD FREE EX USA INDEX AS OF OCTOBER 31, 2005

                           Average Annual Total Return

                                                              Since Inception
1 Year                 2 Years                3 Years            (12/31/01)
20.24%                 25.00%                 29.76%               21.75%

                                            Morgan Stanley Capital International
                              TAVIX*        All Country World Free EX US Index*
12/31/2001                   10000                        10000
10/31/2002                    9730                         8413
10/31/2003                   13606.4                      10970.5
10/31/2004                   17681.6                      13128.5
10/31/2005                   21260.3                      15829


*     Includes reinvestment of dividends and capital gains.

As with all mutual funds, past performance does not indicate future results. The returns shown in the graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.


                                       48
================================================================================

================================================================================

                                     [LOGO]

                               THIRD AVENUE TRUST
                      THIRD AVENUE INTERNATIONAL VALUE FUND
                            PORTFOLIO OF INVESTMENTS
                               AT OCTOBER 31, 2005

                         PRINCIPAL                                                                        VALUE        % OF
                         AMOUNT (+)    ISSUES                                                            (NOTE 1)    NET ASSETS
-------------------------------------------------------------------------------------------------------------------------------
U.S. Government Obligations - 2.56%
U.S. Treasury Notes      50,000,000    U.S. Treasury Note 2.25%, due 04/30/06                    $     49,533,250      2.56%
                                                                                                 ----------------
                                       TOTAL U.S. GOVERNMENT OBLIGATIONS
                                       (Cost $49,634,139)                                              49,533,250
                                                                                                 ----------------
-------------------------------------------------------------------------------------------------------------------------------
BONDS - 3.02%
Foreign Government Obligations
  (Canadian Dollar)      71,000,000    Canadian T-Bill, 3.23%+, due 09/07/06                           58,366,557      3.02%
                                                                                                 ----------------
                                       TOTAL BONDS
                                       (Cost $58,400,375)                                              58,366,557
                                                                                                 ----------------
                             SHARES
-------------------------------------------------------------------------------------------------------------------------------
COMMON STOCKS - 57.62%
Advertising               1,001,500    Asatsu-DK, Inc. (Japan)                                         31,659,823      1.64%
                                                                                                 ----------------
Agriculture                 300,400    Agrium, Inc. (Canada)                                            6,371,484
                            226,952    Cresud SACIFYA ADR (Argentina)                                   2,494,203
                            398,506    United International Enterprises, Ltd. (c) (Denmark) (3)        23,166,535
                                                                                                 ----------------
                                                                                                       32,032,222      1.65%
                                                                                                 ----------------
Building & Construction      82,342    Imerys S.A. (France)                                             5,694,003
Products/Services         9,968,000    Nippon Sheet and Glass Co., Ltd. (Japan)                        42,214,793
                                                                                                 ----------------
                                                                                                       47,908,796      2.48%
                                                                                                 ----------------
Computer Software           575,600    Fujitsu Business Systems, Ltd. (Japan)                           8,880,488      0.46%
                                                                                                 ----------------
Corporate Services       21,416,784    Boardroom, Ltd. (c) (Singapore)                                  5,500,399      0.28%
                                                                                                 ----------------
Diversified Operations      211,824    Hal Trust (Netherlands)(1)                                      11,169,876
                          5,368,200    Hutchison Whampoa, Ltd. (Hong Kong)                             50,828,276
                            175,000    Investor AB Class A (Sweden)                                     2,571,332
                          8,247,000    Overseas Union Enterprise, Ltd. (Singapore)                     48,203,867
                                                                                                 ----------------
                                                                                                      112,773,351      5.83%
                                                                                                 ----------------

    THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.


                                       49
================================================================================

================================================================================

                                     [LOGO]

                               THIRD AVENUE TRUST
                      THIRD AVENUE INTERNATIONAL VALUE FUND
                      PORTFOLIO OF INVESTMENTS (CONTINUED)
                               AT OCTOBER 31, 2005


                                                                                                           VALUE        % OF
                             SHARES    ISSUES                                                            (NOTE 1)    NET ASSETS
-------------------------------------------------------------------------------------------------------------------------------
COMMON STOCKS (CONTINUED)
Electronics               1,212,800    Futaba Corp. (Japan)                                      $     28,390,001
                          1,815,800    Nichicon Corp. (Japan)                                          23,241,491
                         12,506,000    WBL Corp., Ltd. (c) (Singapore)                                 26,138,001
                                                                                                 ----------------
                                                                                                       77,769,493      4.02%
                                                                                                 ----------------
Energy/Coal                 195,000    Fording Canadian Coal Trust (Canada)                             6,602,700
                            522,700    Westshore Terminals Income Fund (Canada)                         5,084,940
                                                                                                 ----------------
                                                                                                       11,687,640      0.60%
                                                                                                 ----------------
Energy/Services             943,200    Farstad Shipping ASA (Norway)                                   12,537,638
                            178,872    Compagnie Generale de Geophyisque SA (a) (France)               15,595,376
                            555,800    Smedvig ASA Class A (Norway)                                    11,786,733
                                                                                                 ----------------
                                                                                                       39,919,747      2.06%
                                                                                                 ----------------
Engineering/Construction    865,800    Aker Kvaerner ASA (a) (Norway)                                  44,970,748
                          4,138,100    Subsea 7, Inc. (a) (Norway)                                     43,241,996
                            392,000    Tokyo Energy & Systems, Inc. (Japan)                             3,081,179
                                                                                                 ----------------
                                                                                                       91,293,923      4.72%
                                                                                                 ----------------
Food & Beverage          26,418,000    Del Monte Pacific, Ltd. (Singapore)(2)                           8,500,552
                         44,476,000    Vitasoy International Holdings, Ltd. (Hong Kong)                15,920,963
                                                                                                 ----------------
                                                                                                       24,421,515      1.26%
                                                                                                 ----------------
Forest Products & Paper   3,121,000    Canfor Corp. (a) (Canada)                                       32,079,367
                         44,893,185    Rubicon, Ltd. (a) (c) (New Zealand)                             28,272,606
                                                                                                 ----------------
                                                                                                       60,351,973      3.12%
                                                                                                 ----------------
Holding Companies           144,785    Compagnie Nationale a Portefeuille (Belgium)                    37,393,089
                          5,041,400    Guoco Group, Ltd. (Hong Kong)(1)                                50,140,212
                            685,000    JZ Equity Partners PLC (United Kingdom)                          2,106,638
                             71,000    Pargesa Holding AG (Switzerland)                                 5,479,117
                                                                                                 ----------------
                                                                                                       95,119,056      4.92%
                                                                                                 ----------------
IT Services                 121,590    Cap Gemini SA (a) (France)                                       4,466,310      0.23%
                                                                                                 ----------------
Insurance                23,194,246    BRIT Insurance Holdings PLC (United Kingdom)                    34,485,312
                              4,291    E-L Financial Corp., Ltd. (Canada)                               1,544,048

    THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.


                                       50
================================================================================

================================================================================

                                     [LOGO]

                               THIRD AVENUE TRUST
                      THIRD AVENUE INTERNATIONAL VALUE FUND
                      PORTFOLIO OF INVESTMENTS (CONTINUED)
                               AT OCTOBER 31, 2005

                                                                                                          VALUE        % OF
                             SHARES   ISSUES                                                             (NOTE 1)    NET ASSETS
-------------------------------------------------------------------------------------------------------------------------------
COMMON STOCKS (CONTINUED)
Insurance (continued)           140    Millea Holdings, Inc. (Japan)                             $      2,513,530
                          8,184,300    Skandia Forsakrings AB (Sweden)                                 40,804,329
                            285,000    Sompo Japan Insurance, Inc. (Japan)                              4,259,943
                                                                                                 ----------------
                                                                                                       83,607,162      4.32%
                                                                                                 ----------------
Metals & Mining           2,003,032    Dundee Precious Metals, Inc. Class A (a) (Canada)               15,856,701
                            863,200    Falconbridge, Ltd. (Canada)                                     24,299,080
                         11,451,289    Zinifex Ltd. (Australia)                                        41,614,562
                                                                                                 ----------------
                                                                                                       81,770,343      4.23%
                                                                                                 ----------------
Other Financial             250,000    Banco Latinoamericano de Exportaciones, S.A. (Panama)            4,252,500
                            351,700    Oslo Bors Holding ASA (c) (Norway)                              17,565,138
                                                                                                 ----------------
                                                                                                       21,817,638      1.13%
                                                                                                 ----------------
Real Estate             103,120,903    Bil International, Ltd. (c) (Singapore)                         76,712,819
                         20,290,000    Liu Chong Hing Investment, Ltd. (c) (Hong Kong)                 19,630,165
                                                                                                 ----------------
                                                                                                       96,342,984      4.98%
                                                                                                 ----------------
Securities Brokerage     44,062,000    Hotung Investment Holdings, Ltd. (a) (Singapore)                 4,185,890
                            652,300    Ichiyoshi Securities Co., Ltd. (Japan)                           6,948,303
                          6,523,000    UOB-Kay Hian Holdings, Ltd. (Singapore)                          4,005,266
                                                                                                 ----------------
                                                                                                       15,139,459      0.78%
                                                                                                 ----------------
Software                  3,454,017    GEAC Computer Corp., Ltd. (a) (Canada)                          30,326,100      1.57%
                                                                                                 ----------------
Telecommunications        8,212,798    Telecom Corp. of New Zealand, Ltd. (New Zealand)                33,504,459      1.73%
                                                                                                 ----------------
Transportation           43,676,950    Chuan Hup Holdings, Ltd. (Singapore)                            20,500,768
                            195,085    Ganger Rolf ASA (Norway)                                        13,640,526
                          1,886,600    Golar LNG, Ltd. (a) (Norway)                                    20,874,119
                          4,407,700    Noble Group, Ltd. (Singapore)(1)                                 4,007,591
                          4,138,100    Siem Offshore, Inc. (a) (Norway)                                 2,543,647
                         18,671,113    Toll NZ, Ltd. (a) (c) (New Zealand)                             47,034,401
                                                                                                 ----------------
                                                                                                      108,601,052      5.61%
                                                                                                 ----------------
                                       TOTAL COMMON STOCKS
                                       (Cost $893,472,945)                                          1,114,893,933
                                                                                                 ----------------

    THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.


                                       51
================================================================================

================================================================================

                                     [LOGO]

                               THIRD AVENUE TRUST
                      THIRD AVENUE INTERNATIONAL VALUE FUND
                      PORTFOLIO OF INVESTMENTS (CONTINUED)
                               AT OCTOBER 31, 2005

                         PRINCIPAL                                                                        VALUE         % OF
                         AMOUNT ($)    ISSUES                                                            (NOTE 1)    NET ASSETS
-------------------------------------------------------------------------------------------------------------------------------
SHORT TERM INVESTMENTS - 37.03%
Repurchase Agreement    195,601,509    Bear Stearns 3.94%, dated 10/31/05, due 11/01/05 (b)      $    195,601,509     10.11%
                                                                                                 ----------------
U.S. Treasury Bills     100,000,000    U.S. Treasury Bill 3.50%+, due 11/25/05                        149,655,975
                         50,000,000    U.S. Treasury Bill 3.53%+, due 12/15/05                         24,894,133
                        100,000,000    U.S. Treasury Bill 3.70%+, due 12/29/05                         99,433,312
                        100,000,000    U.S. Treasury Bill 3.64%+, due 01/19/06                         99,179,700
                        100,000,000    U.S. Treasury Bill 4.03%+, due 02/23/06                         49,373,090
                        100,000,000    U.S. Treasury Bill 3.87%+, due 03/30/06                         98,399,800
                                                                                                 ----------------
                                                                                                      520,936,010     26.92%
                                                                                                 ----------------
                                       TOTAL SHORT TERM INVESTMENTS
                                       (Cost $716,622,491)                                            716,537,519
                                                                                                 ----------------
                                       TOTAL INVESTMENT PORTFOLIO - 100.23%
                                       (Cost $1,718,129,950)                                        1,939,331,259
                                                                                                 ----------------
                                       LIABILITIES IN EXCESS OF
                                       OTHER ASSETS - (0.23%)                                         (4,371,800)
                                                                                                 ----------------
                                       NET ASSETS - 100.00%                                      $  1,934,959,459
                                       (Applicable to 94,865,602                                 ================
                                       shares outstanding)

    THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.


                                       52
================================================================================

================================================================================

                                     [LOGO]

                               THIRD AVENUE TRUST
                      THIRD AVENUE INTERNATIONAL VALUE FUND
                      PORTFOLIO OF INVESTMENTS (CONTINUED)
                               AT OCTOBER 31, 2005

Notes:
(a)   Non-income producing securities.
(b)   Repurchase agreement collateralized by:

      U.S. Treasury Note, par value $3,235,000, matures 01/15/14, value $3,467,191.

      U.S. Treasury Strips, par value $75,588,000, matures 05/15/16, value $46,090,539.

      U.S. Treasury Strips, par value $25,000,000, matures 05/15/19, value $13,030,750.

      U.S. Treasury Strips, par value $5,135,000, matures 02/15/20, value $2,580,081.

      U.S. Treasury Strips, par value $7,306,000, matures 08/15/25, value $2,787,166.

      U.S. Treasury Strips, par value $2,903,000, matures 02/15/26, value $1,084,938.

      U.S. Treasury Strips, par value $237,038,000, matures 11/15/27, value $82,204,778.

      U.S. Treasury Strips, par value $68,000,000, matures 11/15/28, value $22,623,600.

      U.S. Treasury Strips, par value $75,000,000, matures 08/15/29, value $24,104,250.

      U.S. Treasury Strips, par value $10,800,000, matures 02/15/31, value $3,301,668.

(c) Affiliated issuers - as defined under the Investment Company Act of 1940 (ownership of 5% or more of the outstanding voting securities of those issuers).

ADR: American Depository Receipt.
+     Denominated in U.S. dollars unless otherwise noted.
+     Annualized yield at date of purchase.
(1)   Incorporated in Bermuda.
(2)   Incorporated in British Virgin Islands.
(3)   Incorporated in Bahamas.

The aggregate cost for federal income tax purposes is $1,738,521,840. The aggregate gross unrealized appreciation is $212,304,064.
The aggregate gross unrealized depreciation is $(11,494,646).

Country Concentration

                              % of
                           Net Assets
                           ----------
United States #              39.59%
Singapore                    10.22
Canada                        9.33
Norway                        8.64
Japan                         7.81
Hong Kong                     7.06
New Zealand                   5.62
Sweden                        2.24
Australia                     2.15
Belgium                       1.93
United Kingdom                1.89
France                        1.33
Denmark                       1.20
Netherlands                   0.58
Switzerland                   0.28
Panama                        0.22
Argentina                     0.14
                            ------
Total                       100.23%
                            ======

#     Comprised of cash equivalents.

    THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.


                                       53
================================================================================

================================================================================

                                     [LOGO]

                               THIRD AVENUE TRUST
                      THIRD AVENUE INTERNATIONAL VALUE FUND
                      PORTFOLIO OF INVESTMENTS (CONTINUED)
                               AT OCTOBER 31, 2005

THE SUMMARY OF THE FUND'S INVESTMENTS AS OF OCTOBER 31, 2005 IS AS FOLLOWS:
(UNAUDITED)
                                                       % of
        Sector                                       Net Assets
        ------                                       ----------
Diversified Operations                                 5.83
Transportation                                         5.61
Real Estate                                            4.98
Holding Company                                        4.92
Engineering/Construction                               4.72
Insurance                                              4.32
Metals & Mining                                        4.23
Electronics                                            4.02
Forest Products & Paper                                3.12
Foreign Government Obligations                         3.02
Building & Construction Products/Services              2.48
Energy/Services                                        2.06
Telecommunications                                     1.73
Agriculture                                            1.65
Advertising                                            1.64
Software                                               1.57
Food & Beverage                                        1.26
Other Financial                                        1.13
Securities Brokerage                                   0.78
Energy/Coal                                            0.6
Computer Software                                      0.46
Corporate Services                                     0.28
IT Services                                            0.23
Cash & Equivalents (Net)                              39.36

    THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.


                                       54
================================================================================

================================================================================

                                     [LOGO]

                               THIRD AVENUE TRUST
                      THIRD AVENUE INTERNATIONAL VALUE FUND
                       STATEMENT OF ASSETS AND LIABILITIES
                                OCTOBER 31, 2005

ASSETS:
Investments at value (Notes 1 and 4):
    Unaffiliated issuers (identified cost of $1,317,407,158)                                   $1,499,709,686
    Repurchase agreement (identified cost of $195,601,509)                                        195,601,509
    Affiliated issuers (identified cost of $205,121,283) (Note 4)                                 244,020,064
                                                                                               --------------
       Total investments (identified cost of $1,718,129,950)                                    1,939,331,259
Receivable for fund shares sold                                                                     6,544,238
Dividends and interest receivable                                                                   4,007,693
Other assets                                                                                          106,151
Receivable for foreign tax reclaim                                                                     59,369
                                                                                               --------------
    Total assets                                                                                1,950,048,710
                                                                                               --------------
LIABILITIES:
Payable for securities purchased                                                                    6,920,741
Payable for fund shares redeemed                                                                    5,474,992
Payable to investment adviser                                                                       2,074,758
Accounts payable and accrued expenses                                                                 420,600
Payable for service fees (Note 3)                                                                     198,160
Commitments (Note 6)                                                                                       --
                                                                                               --------------
       Total liabilities                                                                           15,089,251
                                                                                               --------------
       Net assets                                                                              $1,934,959,459
                                                                                               ==============
SUMMARY OF NET ASSETS:
Common stock, unlimited shares authorized, $0.001 par value,
    94,865,602 shares outstanding                                                              $1,697,448,646
Accumulated undistributed net investment income                                                     6,837,060
Accumulated undistributed net realized gains from investment transactions                           9,488,991
Net unrealized appreciation of investments and translation
    of foreign currency denominated assets and liabilities                                        221,184,762
                                                                                               --------------
       Net assets applicable to capital shares outstanding                                     $1,934,959,459
                                                                                               ==============
Net asset value per share                                                                      $        20.40
                                                                                               ==============

    THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.


                                       55
================================================================================

================================================================================

                                     [LOGO]

                               THIRD AVENUE TRUST
                      THIRD AVENUE INTERNATIONAL VALUE FUND
                             STATEMENT OF OPERATIONS
                       FOR THE YEAR ENDED OCTOBER 31, 2005

INVESTMENT INCOME:
    Interest                                                                                   $   17,666,476
    Dividends - unaffiliated issuers (net of foreign withholding tax of $984,735)                  13,989,608
    Dividends - affiliated issuers (net of foreign withholding tax of $167,652) (Note 4)            2,326,456
                                                                                               --------------
       Total investment income                                                                     33,982,540
                                                                                               --------------
EXPENSES:
    Investment advisory fees (Note 3)                                                              15,639,851
    Service fees (Note 3)                                                                           1,254,000
    Custodian fees                                                                                    769,500
    Transfer agent fees                                                                               412,500
    Registration and filing fees                                                                      293,454
    Reports to shareholders                                                                           253,750
    Accounting services                                                                               135,800
    Auditing and tax consulting fees                                                                   99,000
    Administration fees (Note 3)                                                                       77,800
    Trustees' and officers' fees and expenses                                                          61,150
    Legal fees                                                                                         20,000
    Insurance expense                                                                                  10,788
    Miscellaneous expenses                                                                             11,500
                                                                                               --------------
       Total operating expenses                                                                    19,039,093
    Recovery of expenses previously waived and reimbursed (Note 3)                                    118,842
                                                                                               --------------
           Net expenses                                                                            19,157,935
                                                                                               --------------
           Net investment income                                                                   14,824,605
                                                                                               --------------
REALIZED AND UNREALIZED GAINS (LOSSES) ON INVESTMENTS:
    Net realized gain on investments - unaffiliated issuers                                        10,045,456
    Net realized loss on investments - affiliated issuers                                             (67,979)
    Net realized loss on foreign currency transactions                                                (96,671)
    Net change in unrealized appreciation on investments                                          149,415,276
    Net change in unrealized depreciation on translation of other
       assets and liabilities denominated in foreign currency                                         (22,262)
                                                                                               --------------
       Net realized and unrealized gains on investments                                           159,273,820
                                                                                               --------------
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS                                           $  174,098,425
                                                                                               ==============

    THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

================================================================================

                                     [LOGO]

                               THIRD AVENUE TRUST
                      THIRD AVENUE INTERNATIONAL VALUE FUND
                       STATEMENTS OF CHANGES IN NET ASSETS

                                                                              FOR THE YEAR        FOR THE YEAR
                                                                                  ENDED               ENDED
                                                                            OCTOBER 31, 2005    OCTOBER 31, 2004
                                                                            ----------------    ----------------
OPERATIONS:
    Net investment income                                                   $    14,824,605     $     1,327,742
    Net realized gains on investments - unaffiliated issuers                     10,045,456             913,025
    Net realized losses on investments - affiliated issuers                         (67,979)                 --
    Net realized gains (losses) on foreign currency transactions                    (96,671)            887,185
    Net change in unrealized appreciation on investments                        149,415,276          52,405,794
    Net change in unrealized appreciation (depreciation) on translation
       of other assets and liabilities denominated in foreign currency              (22,262)              5,792
                                                                            ---------------     ---------------
    Net increase in net assets resulting from operations                        174,098,425          55,539,538
                                                                            ---------------     ---------------
DISTRIBUTIONS:
    Dividends to shareholders from net investment income                         (7,718,158)         (2,639,232)
                                                                            ---------------     ---------------
CAPITAL SHARE TRANSACTIONS:
    Proceeds from sale of shares                                              1,447,524,618         310,962,447
    Net asset value of shares issued in reinvestment of
       dividends and distributions                                                7,143,225           2,535,398
    Redemption fees                                                               1,253,134             347,019
    Cost of shares redeemed                                                    (124,702,347)        (26,669,919)
                                                                            ---------------     ---------------
    Net increase in net assets resulting from capital
       share transactions                                                     1,331,218,630         287,174,945
                                                                            ---------------     ---------------
    Net increase in net assets                                                1,497,598,897         340,075,251
    Net assets at beginning of period                                           437,360,562          97,285,311
                                                                            ---------------     ---------------
    Net assets at end of period
       (including undistributed net investment income of
       $6,837,060 and $0, respectively)                                     $ 1,934,959,459     $   437,360,562
                                                                            ===============     ===============

    THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.


                                       57
================================================================================

================================================================================

                                     [LOGO]

                               THIRD AVENUE TRUST
                      THIRD AVENUE INTERNATIONAL VALUE FUND
                              FINANCIAL HIGHLIGHTS

SELECTED DATA (FOR A SHARE OUTSTANDING THROUGHOUT THE PERIOD) AND RATIOS ARE AS
FOLLOWS:

                                                        FOR THE                FOR THE            FOR THE            FOR THE
                                                       YEAR ENDED             YEAR ENDED         YEAR ENDED        PERIOD ENDED
                                                    OCTOBER 31, 2005       OCTOBER 31, 2004   OCTOBER 31, 2003   OCTOBER 31, 2002*
                                                    ----------------       ----------------   ----------------   -----------------
Net asset value, beginning of period                   $     17.17           $    13.49           $    9.73          $   10.00
                                                       -----------           ----------           ---------          ---------
Income (loss) from investment operations:
    Net investment income                                     0.30                 0.25                0.08               0.02
    Net gain (loss) on securities (both realized
       and unrealized)                                        3.15(1)              3.73(1)             3.76(1)           (0.29)(2)
                                                       -----------           ----------           ---------          ---------
    Total from investment operations                          3.45                 3.98                3.84              (0.27)
                                                       -----------           ----------           ---------          ---------
Less distributions:
    Dividends from net investment income                     (0.22)               (0.30)              (0.08)             --
                                                       -----------           ----------           ---------          ---------
    Total distributions                                      (0.22)               (0.30)              (0.08)             --
                                                       -----------           ----------           ---------          ---------
Net asset value, end of period                         $     20.40           $    17.17           $   13.49          $    9.73
                                                       ===========           ==========           =========          =========
Total return                                                 20.24%               29.95%              39.84%             (2.70%)(3)
Ratios/Supplemental Data:
    Net assets, end of period (in thousands)           $ 1,934,959           $  437,361           $  97,285          $  23,036
    Ratio of expenses to average net assets
       Before expense reimbursement/recovery                  1.52%                1.58%               2.21%              4.30%(4)
       After expense reimbursement/recovery                   1.53%                1.75%               1.75%              1.75%(4)
    Ratio of net investment income (loss) to
       average net assets
       Before expense reimbursement/recovery                  1.19%                0.75%               0.06%             (2.20%)(4)
       After expense reimbursement/recovery                   1.18%                0.58%               0.52%              0.34%(4)
    Portfolio turnover rate                                      3%                  11%                  4%                 0%(3)

(1)   Includes redemption fees of $0.02 per share.
(2)   Includes redemption fees of $0.01 per share.
(3)   Not annualized.
(4)   Annualized.
*     The Fund commenced investment operations on December 31, 2001.

    THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.


                                       58
================================================================================

================================================================================

                                     [LOGO]

                               THIRD AVENUE TRUST
                          NOTES TO FINANCIAL STATEMENTS
                                OCTOBER 31, 2005

1. SUMMARY OF ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES

ORGANIZATION:

Third Avenue Trust (the "Trust") is an open-end, non-diversified management investment company organized as a Delaware business trust pursuant to a Trust Instrument dated October 31, 1996. The Trust currently consists of four, non-diversified (within the meaning of Section 5(b)(2) of the Investment Company
Act), separate investment series: Third Avenue Value Fund, Third Avenue Small-Cap Value Fund, Third Avenue Real Estate Value Fund and Third Avenue International Value Fund (each a "Fund" and, collectively, the "Funds"). Third Avenue Management LLC (the "Adviser") provides investment advisory services to each of the Funds in the Trust. The Funds seek to achieve their investment objectives of long-term capital appreciation by adhering to a strict value discipline when selecting securities. While the Funds pursue a capital appreciation objective, each Fund has a distinct investment approach.

Third Avenue Value Fund seeks to achieve its objective mainly by acquiring common stocks of well-financed companies (meaning companies without significant liabilities in comparison to their liquid resources) at a discount to what the Adviser believes is their intrinsic value. The Fund also seeks to acquire senior securities, such as preferred stocks, and debt instruments (including high-yield securities) that the Adviser believes are undervalued.

Third Avenue Small-Cap Value Fund seeks to achieve its objective by acquiring equity securities, including common stocks and convertible securities, of well-financed small companies at a discount to what the Adviser believes is their intrinsic value. Under normal circumstances, the Fund expects to invest at least 80% of its assets in equity securities of companies that are considered small. The Fund considers a "small company" to be one whose market capitalization is no greater than nor less than the range of capitalizations of companies in the Russell 2000 Index or the S & P Small Cap 600 Index at the time of investment.

Third Avenue Real Estate Value Fund, under normal circumstances, seeks to achieve its objective by investing at least 80% of its assets in a securities of real estate and real estate-related companies, or in companies which own significant real estate at the time of investment ("real estate companies"). These securities will primarily be equity securities (which may include both common and preferred stocks, and convertible securities) of well-financed real estate companies. The Fund seeks to acquire these securities at a discount to what the Adviser believes is their intrinsic value. The Fund may also invest a portion of its assets in debt securities (which may include high-yield and mortgage-backed securities) in real estate companies or loans secured by real estate that the Adviser believes have above average yield potential.

Third Avenue International Value Fund seeks to achieve its objective by primarily acquiring equity securities, including common stocks and convertible securities, of well-financed companies located outside of the United States.
While the Fund may invest in companies located anywhere in the world, it currently expects that most of its assets will be invested in the more developed countries, and under normal circumstances, at least 80% of its assets will be invested in securities of issuers located outside of the United States at the time of investment.


                                       59
================================================================================

================================================================================

                                     [LOGO]

                               THIRD AVENUE TRUST
                    NOTES TO FINANCIAL STATEMENTS (CONTINUED)
                                OCTOBER 31, 2005

Because of the Funds disciplined and deliberate investing approach, there may be times when the Funds will have significant cash positions. A substantial cash position can impact Fund performance in certain market conditions, and may make it more difficult for a Fund to achieve its investment objective.

ACCOUNTING POLICIES:

The  policies  described  below are  followed  consistently  by the Funds in the
preparation  of  their  financial   statements  in  conformity  with  accounting
principles generally accepted in the United States of America.

The preparation of financial statements in accordance with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts and disclosures. Actual results could differ from those estimates.

SECURITY VALUATION:

Generally, the Funds investments are valued at market value. Securities traded on a principal stock exchange or the National Association of Securities Dealers' Automated Quotation System ("NASDAQ") are valued at the last quoted sales price, the NASDAQ official close price or, in the absence of closing sales prices on that day, securities are valued at the mean between the closing bid and asked price. In accordance with procedures approved by the Trust's Board of Trustees, the Funds may adjust the prices of securities traded in foreign markets, as appropriate, to reflect the fair value as of the time the Funds' net asset values are calculated. Temporary cash investments are valued at cost, plus accrued interest, which approximates market. Short-term debt securities with original or remaining maturities in excess of 60 days are valued at the mean of their quoted bid and asked prices. Short-term debt securities with 60 days or less to maturity are amortized to maturity based on their cost.

The Funds may invest up to 15% of their total net assets in securities which are not readily marketable, including those which are restricted as to disposition under applicable securities laws ("restricted securities"). Restricted securities and other securities and assets for which market quotations are not readily available are valued at "fair value", as determined in good faith by the Funds' Valuation Committee as authorized by the Board of Trustees of the Funds, under procedures established by the Board of Trustees. At October 31, 2005, such securities had a total fair value of $373,130,676 or 5.86% of net assets of Third Avenue Value Fund, $36,538,531 or 1.95% of net assets of Third Avenue Small-Cap Value Fund and $84,107,560 or 2.93% of net assets of Third Avenue Real Estate Value Fund. Among the factors considered by the Valuation Committee in determining fair value are the type of security, trading in unrestricted securities of the same issuer, the financial condition of the issuer, the Fund's cost at the date of purchase, the percentage of the Fund's beneficial ownership of the issuer's common stock and debt securities, the operating results of the issuer, the discount from market value of any similar unrestricted securities of the issuer at the time of purchase and liquidation values of the issuer. The fair values determined in accordance with these procedures may differ significantly from the amounts which would be realized upon disposition of the securities. Restricted securities often have costs associated


                                       60
================================================================================

================================================================================

                                     [LOGO]

                               THIRD AVENUE TRUST
                    NOTES TO FINANCIAL STATEMENTS (CONTINUED)
                                OCTOBER 31, 2005


with subsequent registration. The restricted securities currently held by the Funds are not expected to incur any material future registration costs.

SECURITY TRANSACTIONS AND INVESTMENT INCOME:

Security transactions are accounted for on a trade date basis. Dividend income is recorded on the ex-dividend date and interest income, including, where applicable, amortization of premium and accretion of discount on investments, is accrued daily, except when collection is not expected. Payments received from certain investments held by the Funds may be comprised of dividends, capital gains and return of capital. The Funds originally estimate the expected classification of such payments. The amounts may subsequently be reclassified upon receipt of information from the issuer. Realized gains and losses from securities transactions are reported on an identified cost basis.

FOREIGN CURRENCY TRANSLATION AND FOREIGN INVESTMENTS:

The books and records of the Funds are maintained in U.S. dollars. Foreign currency amounts are translated into U.S. dollars as follows:

      o     INVESTMENTS  AND  ASSETS  AND  LIABILITIES  DENOMINATED  IN  FOREIGN
            CURRENCIES: At the prevailing rates of exchange on the valuation date.

      o INVESTMENT TRANSACTIONS AND INVESTMENT INCOME: At the prevailing rates of exchange on the date of such transactions.

The net assets of the Funds are presented at the foreign exchange rates and market values at the close of the period. The Funds do not isolate that portion of the results of operations arising as a result of changes in the foreign exchange rates from the fluctuations arising from changes in the market prices of the securities held. Similarly, the Funds do not isolate the effect of changes in foreign exchange rates from the fluctuations arising from changes in the market prices of equity securities sold during the period. Accordingly, realized and unrealized foreign currency gains (losses) are included in the reported net realized and unrealized gains (losses) on investments.

Net realized gains (losses) on foreign currency transactions represent net foreign exchange gains (losses) from foreign currency exchange contracts, disposition of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between the amount of investment income and foreign withholding taxes recorded on the Fund's books and the U.S. dollar equivalent amounts actually received or paid. Net unrealized currency gains (losses) from valuing foreign currency denominated assets and liabilities at period end exchange rates are reflected as a component of unrealized appreciation (depreciation) on the Statement of Assets and Liabilities. The change in net unrealized currency gains (losses) for the period is reflected on the Statement of Operations.


                                       61
================================================================================

================================================================================

                                     [LOGO]

                               THIRD AVENUE TRUST
                    NOTES TO FINANCIAL STATEMENTS (CONTINUED)
                                OCTOBER 31, 2005

Pursuant to U.S. Federal income tax regulations, gains and losses from certain foreign currency transactions and the foreign currency portion of gains and losses realized on sales and maturities of foreign denominated debt securities are treated as ordinary income for U.S. Federal income tax purposes.

OPTION CONTRACTS:

An option  contact  gives the buyer the  right,  but not the  obligation  to buy
(call) or sell (put) an underlying item at a fixed exercise price on a certain date or during a specified period. The cost of securities acquired through the exercise of a call options is increased by the premiums paid. The proceeds from securities sold through the exercise of purchased put options are decreased by the premiums paid. Investments in options contracts require the Funds to fair value or mark-to market option contracts on a daily basis, which reflects the change in the market value of the contracts at the close of each day's trading. The cost of options that expire unexercised are treated by the Funds, on expiration date, as realized losses on investments.

When the Funds write an option, an amount equal to the premium received by the Funds is recorded as a liability and is subsequently adjusted to the current fair value of the option written. Premiums received from writing options that expire unexercised are treated by the Funds, on the expiration date, as realized gains from investments. The difference between the premium and the amount paid on effecting a closing purchase transaction, including brokerage commissions, is also treated as a realized gain, or, if the premium is less than the amount paid for the closing purchase transaction, as a realized loss. If a call option is exercised, the premium is added to the proceeds from the sale of the underlying security in determining whether the Funds have a realized gain or loss. If a put option is exercised, the premium reduces the cost basis of the securities purchased by the Funds. The Funds as writer of an option bear the market risk of an unfavorable change in the price of the security underlying the written option.

LOANS OF PORTFOLIO SECURITIES:

The Funds may loan securities to certain brokers, with the Funds' custodian acting as lending agent. Upon such loans, the Funds receive collateral which is maintained by the custodian. The Funds earn interest on such collateral and earns income in the form of negotiated lenders' fees, both of which are included in securities lending income in the Statement of Operations. Securities loaned are required to be secured at all times by collateral at least equal to the market value of the securities loaned. Risks may arise upon entering into securities lending to the extent that the value of the collateral is less than the value of the securities loaned due to changes in the value of collateral or the loaned securities. The Funds may receive collateral in the form of cash or other eligible securities, such as a letter of credit issued by a U.S. bank, or securities issued or guaranteed by the U.S. government having a value at all times not less than 100% of the value of securities loaned.

As of October 31, 2005, Third Avenue Small-Cap Value Fund had loaned securities with a value of $90,113,260 and received cash collateral in the amount of $99,675,034 which was invested in repurchase agreements with Bear Stearns


                                       62
================================================================================

================================================================================

                                     [LOGO]

                               THIRD AVENUE TRUST
                    NOTES TO FINANCIAL STATEMENTS (CONTINUED)
                                OCTOBER 31, 2005

Securities Corp. dated October 31, 2005 due November 1, 2005, collateralized by U.S. Treasury securities. For the year ended October 31, 2005, Third Avenue Small-Cap Value Fund had securities lending income of $924,157, which is included in the accompanying Statement of Operations.

REPURCHASE AGREEMENTS:

The Funds may invest excess cash in repurchase agreements whereby the Funds purchase securities, which serve as collateral, with an agreement to resell such securities at the maturity date of the repurchase agreement. Securities pledged as collateral for repurchase agreements are held by the Funds' custodian bank until maturity of the repurchase agreement. Provisions in the agreements require that the market value of the collateral is at least equal to the repurchase value in the event of default. In the event of default, the Funds have the right to liquidate the collateral and apply the proceeds in satisfaction of the obligation. Under certain circumstances, in the event of default or bankruptcy by the other party to the agreement, realization and/or retention of the collateral may be subject to legal proceedings.

DISTRIBUTIONS TO SHAREHOLDERS:

Dividends from net investment income paid to shareholders and distributions from realized gains on sales of securities paid to shareholders are recorded on the ex-dividend date. The amount of dividends and distributions from net investment income and net realized capital gains are determined in accordance with Federal income tax law and regulations which may differ from accounting principles generally accepted in the United States of America. These "book/tax" differences are either temporary or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the capital accounts based on their tax-basis treatment. Temporary differences do not require reclassification.

For the year ended October 31, 2005, permanent differences were reclassified as shown below:

                                                                                      INCREASE/(DECREASE) TO
                                                  INCREASE/(DECREASE)                ACCUMULATED UNDISTRIBUTED
                                                    TO ACCUMULATED                   NET REALIZED GAIN/(LOSS)
                                                   UNDISTRIBUTED NET                    ON INVESTMENTS AND
                                               INVESTMENT INCOME/(LOSS)                  FOREIGN CURRENCY
                                               ------------------------              -------------------------
Third Avenue Value Fund                              $(23,675,570)                          $23,675,570
Third Avenue Small-Cap Value Fund                           4,048                                (4,048)
Third Avenue Real Estate Value Fund                      (441,218)                              441,218
Third Avenue International Value Fund                     (48,899)                               48,899

The primary reasons for such reclassifications are foreign currency gain (loss) and market discount and premium.


                                       63
================================================================================

================================================================================

                                     [LOGO]

                               THIRD AVENUE TRUST
                    NOTES TO FINANCIAL STATEMENTS (CONTINUED)
                                OCTOBER 31, 2005

FEDERAL INCOME TAXES:

The Funds have complied and intend to continue to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies. Therefore, no Federal income tax provision is required.

EXPENSE ALLOCATION:

Expenses attributable to a specific Fund are charged to that Fund. Expenses attributable to the Trust are generally allocated using the ratio of each Fund's net assets relative to the total net assets of the Trust. Certain expenses are shared with Third Avenue Variable Series Trust, an affiliated fund group. Such costs are allocated using the ratio of the Funds' net assets relative to the total net assets of Third Avenue Variable Series Trust.

TRUSTEES' AND OFFICERS' FEES:

The Trust does not pay any fees to its officers for their services as such, except for the Chief Compliance Officer, which for the year ended October 31, 2005, the Trust paid $102,550. The Trust does pay, together with its affiliate Third Avenue Variable Series Trust, Trustees who are not affiliated with the Adviser a fee of $4,000 for each meeting of the Board of Trustees that they attend, in addition to reimbursing all Trustees for travel and incidental expenses incurred by them in connection with their attendance at meetings. If a special meeting is required, Trustees will each receive $2,000. The Trust, together with Third Avenue Variable Series Trust, also pays non-interested Trustees an annual stipend of $44,000. The Trustees on the Audit Committee each receive $1,500 for each audit committee meeting and the audit committee chairman receives and annual retainer of $2,000.

Prior to June 30, 2005 the Trust, together with Third Avenue Variable Series Trust, paid the Trustees who were not affiliated with the Adviser $2,500 for each meeting of the Board of Trustees that they attended. The Trust, together with Third Avenue Variable Series Trust also paid non-interested Trustees an annual stipend of $40,000. The Trustees on the Audit Committee each received $1,000 for each audit committee meeting and the audit committee chairman received an annual retainer of $1,000.

2. SECURITIES TRANSACTIONS

PURCHASES AND SALES/CONVERSIONS:

The aggregate cost of purchases and aggregate proceeds from sales and conversions of investments, excluding short-term investments, from unaffiliated and affiliated issuers (as defined in the Investment Company Act of 1940, as amended, as ownership of 5% or more of the outstanding common stock of the issuer) for the year ended October 31, 2005 were as follows:


                                       64
================================================================================

================================================================================

                                     [LOGO]

                               THIRD AVENUE TRUST
                    NOTES TO FINANCIAL STATEMENTS (CONTINUED)
                                OCTOBER 31, 2005

                                                     PURCHASES         SALES
                                                     ---------         -----

Third Avenue Value Fund:
     Affiliated                                    $ 93,246,566     $ 37,345,278
     Unaffiliated                                   944,608,442      587,265,937
Third Avenue Small-Cap Value Fund:
     Affiliated                                      32,484,370        6,081,916
     Unaffiliated                                   349,352,957       99,324,757
Third Avenue Real Estate Value Fund:
     Affiliated                                     467,461,910      153,285,233
     Unaffiliated                                   625,355,017       88,365,924
Third Avenue International Value Fund:
     Affiliated                                     160,775,584        1,843,854
     Unaffiliated                                   542,365,088       18,482,248

Written options transactions during the period are summarized as follows:

                                               THIRD AVENUE SMALL-CAP VALUE FUND
                                                      NUMBER OF         PREMIUMS
                                                      CONTRACTS         RECEIVED
--------------------------------------------------------------------------------
Options outstanding at
     October 31, 2004                                        --     $         --
--------------------------------------------------------------------------------
Options written                                           1,467        2,514,738
Options terminated in
     closing purchase transactions                           --               --
Options exercised                                            --               --
--------------------------------------------------------------------------------
Options outstanding at
     October 31, 2005                                     1,467     $  2,514,738
--------------------------------------------------------------------------------


                                       65
================================================================================

================================================================================

                                     [LOGO]

                               THIRD AVENUE TRUST
                    NOTES TO FINANCIAL STATEMENTS (CONTINUED)
                                OCTOBER 31, 2005

                                             THIRD AVENUE REAL ESTATE VALUE FUND
                                                     NUMBER OF          PREMIUMS
                                                     CONTRACTS          RECEIVED
--------------------------------------------------------------------------------
Options outstanding at
     October 31, 2004                                        --     $         --
--------------------------------------------------------------------------------
Options written                                           2,443        4,187,812
Options terminated in
     closing purchase transactions                           --               --
Options exercised                                            --               --
--------------------------------------------------------------------------------
Options outstanding at
     October 31, 2005                                     2,443     $  4,187,812
--------------------------------------------------------------------------------

3. INVESTMENT ADVISORY SERVICES, ADMINISTRATION AND SERVICE FEE AGREEMENTS

Each Fund has an Investment Advisory Agreement with the Adviser for investment advice and certain management functions. The terms of the Investment Advisory Agreement provide for a monthly fee of 1/12 of 0.90% (an annual fee of 0.90%) of the total average daily net assets of Third Avenue Value Fund, Third Avenue Small-Cap Value Fund and Third Avenue Real Estate Value Fund, and 1/12 of 1.25% (an annual fee of 1.25%) of the total average daily net assets of Third Avenue International Value Fund. Additionally, under the terms of the Investment Advisory Agreements, the Adviser pays certain expenses on behalf of the Funds which are reimbursable by the Funds, including service fees due to third parties, the compensation expense for the Funds' Chief Compliance Officer and other miscellaneous expenses. At October 31, 2005, Third Avenue Value Fund, Third Avenue Small-Cap Value Fund, Third Avenue Real Estate Value Fund and Third Avenue International Value Fund had amounts payable to the Adviser of $634,305, $194,088, $370,280 and $233,426, respectively, for reimbursement of expenses paid by the Adviser. Under current arrangements for Third Avenue Value Fund and Third Avenue Small-Cap Value Fund, whenever, in any fiscal year, the Fund's normal operating expenses, including the investment advisory fee, but excluding brokerage commissions and interest and taxes, exceeds 1.90% of the first $100 million of the Funds average daily net assets, and 1.50% of average daily net assets in excess of $100 million, the Adviser is obligated to reimburse the Fund in an amount equal to that excess. Whenever, in any fiscal year, Third Avenue Real Estate Value Fund's normal operating expenses, including the investment advisory fee, but excluding brokerage commissions and taxes, exceeds 1.50% of the Fund's average daily net assets, the Adviser is obligated to reimburse the Fund in an amount equal to that excess. Under current arrangements for Third Avenue International Value Fund, whenever, in any fiscal year, the Fund's normal operating expenses including the investment advisory fee, but excluding brokerage commissions and taxes exceed 1.75% of the Fund's average


                                       66
================================================================================

================================================================================

                                     [LOGO]

                               THIRD AVENUE TRUST
                    NOTES TO FINANCIAL STATEMENTS (CONTINUED)
                                OCTOBER 31, 2005

daily  net  assets,   the  Adviser  is  obligated  to  reimburse   Third  Avenue
International Value Fund in an amount equal to the excess. Such waived and reimbursed expenses may be paid to the Adviser during the following three-year period to the extent that the payment of such expenses would not cause the Funds to exceed the preceding limitations. No expense reimbursement was required for Third Avenue Value Fund, Third Avenue Small-Cap Value Fund or Third Avenue Real Estate Value Fund for the year ended October 31, 2005. The Adviser recovered fees of $118,842 from Third Avenue International Value Fund, for the year ended October 31, 2005. As of October 31, 2005 Third Avenue International Value Fund had repaid to the Adviser all previously waived or reimbursed fees.

The Trust has entered into an Administration Agreement with the Adviser pursuant to which the Adviser, as administrator, is responsible for providing various administrative services to the Trust. The Adviser has in turn entered into a Sub-Administration Agreement with PFPC Inc. pursuant to which PFPC Inc. provides certain of these administrative services on behalf of the Adviser. The Adviser earns a fee from the Trust equal to $174,590 plus 50% of the difference between
(i) $191,022 plus .01% of the Fund's average net assets in excess of $1 billion and (ii) $174,590. The Adviser pays PFPC Inc. a sub-administration fee for sub-administration services provided to the Trust equal to $180,775.

Both the Trust and the Adviser have entered into various Shareholder Servicing Agreements whereby a fee is paid to certain service agents who administer omnibus accounts for indirect shareholders for each of the Funds. Pursuant to provisions adopted by the Board of Trustees, the Adviser had agreed to pay these fees directly. The Funds have agreed to reimburse the Adviser for the amount the Funds would have been charged by their transfer agent for administering the accounts on an individual basis. The amounts, reimbursed to the Adviser, are included in Service fees on the accompanying Statements of Operations. For the year ended October 31, 2005, such Service fees amounted to $5,500,000 for Third Avenue Value Fund, $1,700,000 for Third Avenue Small-Cap Value Fund, $2,880,000 for Third Avenue Real Estate Value Fund and $1,254,000 for Third Avenue International Value Fund.


                                       67
================================================================================

================================================================================

                                     [LOGO]

                               THIRD AVENUE TRUST
                    NOTES TO FINANCIAL STATEMENTS (CONTINUED)
                                OCTOBER 31, 2005

4. RELATED PARTY TRANSACTIONS

BROKERAGE COMMISSIONS:

M.J. WHITMAN LLC, A REGISTERED BROKER-DEALER, AND PRIVATE DEBT LLC, A DEALER IN THE TRADING OF BANK DEBT AND OTHER PRIVATE CLAIMS, OPERATE UNDER COMMON CONTROL WITH THE ADVISER. FOR THE YEAR ENDED OCTOBER 31, 2005, THE FUNDS INCURRED BROKERAGE COMMISSION, PAID TO RELATED PARTIES AS FOLLOWS:

   FUND                                       M.J. WHITMAN LLC  PRIVATE DEBT LLC
   ----                                       ----------------  ----------------

   Third Avenue Value Fund                       $ 2,840,672            $  --
   Third Avenue Small Cap Value Fund                 912,360               --
   Third Avenue Real Estate Value Fund             1,422,809           31,263
   Third Avenue International Value Fund             631,221               --

INVESTMENTS IN AFFILIATES:

A summary of the Funds' transactions in securities of affiliated issuers for the year ended October 31, 2005 is set forth below:

THIRD AVENUE VALUE FUND

                                          SHARES HELD                                   SHARES HELD                  DIVIDEND INCOME
                                          AT OCT. 31,       SHARES          SHARES      AT OCT. 31,    VALUE AT OCT.  NOV. 1, 2004 -
NAME OF ISSUER:                              2004         PURCHASED          SOLD           2005         31, 2005      OCT. 31, 2005
---------------                           -----------     ---------         ------      -----------    ------------- ---------------
ACMAT Corp. Class A                          200,678              --              --        200,678  $    3,160,679    $         --
Alamo Group, Inc.                            594,300              --              --        594,300      11,559,135         142,632
ACA Capital Holdings, Inc.                   118,812              --              --        118,812       4,583,146              --
ACA Capital Holdings, Inc.
  Convertible Pfd.                               259              --              --            259      14,715,824              --
ACA Capital Holdings, Inc.
  Senior Convertible Pfd.                        103              --              --            103       5,881,448              --
ACA Capital Holdings, Inc. Series B
  Senior Convertible Pfd.                    133,783              --              --        133,783       8,333,333              --
AVX Corp.                                  6,380,700       2,665,500              --      9,046,200     111,991,956       1,194,517
Carver Bancorp, Inc.                         218,500              --              --        218,500       3,327,755          63,365
CGA Group, Ltd., Series C                  6,045,667              --              --      6,045,667              --              --
CRT Properties, Inc.                       1,352,836              --       1,352,836             --              --       1,375,993
Covanta Holding Corp.                      4,535,622       4,281,267              --      8,816,889     102,187,744              --
Frank's Nursery & Crafts, Inc.             2,217,294         133,401       2,350,695(1)          --              --              --
Innovative Clinical Solutions, Ltd.        1,308,740              --       1,308,740             --              --              --
Liu Chong Hing Bank, Ltd.                  1,215,800      24,041,800              --     25,257,600      38,609,223         986,509
Tejon Ranch Co.                            3,420,106              --              --      3,420,106     151,852,706              --
Trammell Crow Co.                          2,150,000              --              --      2,150,000      54,975,500              --
Woronoco Bancorp, Inc.                       390,800              --        390,8001             --              --         335,111
                                                                                                     --------------    ------------
      Total Affiliates                                                                               $  511,178,449    $  4,098,127
                                                                                                     ==============    ============

================================================================================

                                     [LOGO]

                               THIRD AVENUE TRUST
                    NOTES TO FINANCIAL STATEMENTS (CONTINUED)
                                OCTOBER 31, 2005

THIRD AVENUE SMALL-CAP VALUE FUND

                                          SHARES HELD                                   SHARES HELD                  DIVIDEND INCOME
                                          AT OCT. 31,       SHARES          SHARES      AT OCT. 31,    VALUE AT OCT.  NOV. 1, 2004 -
NAME OF ISSUER:                              2004         PURCHASED          SOLD           2005         31, 2005      OCT. 31, 2005
---------------                           -----------     ---------         ------      -----------    ------------- ---------------
Bandag, Inc.                                 211,300         316,000              --        527,300  $   22,410,250    $   369,996
Bel Fuse, Inc. Class B                       307,700         198,001              --        505,701      15,221,600         80,639
Haverty Furniture Companies, Inc.                 --       1,058,780              --      1,058,780      12,959,467         37,900
Wellsford Real Properties, Inc.              343,000              --         343,000             --              --             --
                                                                                                     --------------    ------------
      Total Affiliates                                                                               $   50,591,317    $   488,535
                                                                                                     ==============    ============

THIRD AVENUE REAL ESTATE VALUE FUND

                                          SHARES HELD                                   SHARES HELD                  DIVIDEND INCOME
                                          AT OCT. 31,       SHARES          SHARES      AT OCT. 31,    VALUE AT OCT.  NOV. 1, 2004 -
NAME OF ISSUER:                              2004         PURCHASED          SOLD           2005         31, 2005      OCT. 31, 2005
---------------                           -----------     ---------         ------      -----------    ------------- ---------------
Acadia Realty Trust                          907,400       1,386,400              --      2,293,800  $   43,582,200    $ 1,101,257
Affordable Residential Communities, Inc.      79,200       2,557,400              --      2,636,600      26,339,634      1,417,331
American Land Lease, Inc.                    379,798         262,350              --        642,148      15,276,701        473,223
Associated Estates Realty Corp.              189,700       1,661,000         450,700      1,400,000      12,768,000        686,749
Avatar Holdings, Inc.                        434,690              --              --        434,690      24,625,189             --
Capital Lease Funding, Inc.                  388,400       1,252,050              --      1,640,450      16,109,219        576,075
Catellus Development Corp.                 3,384,249       2,214,400       5,598,649(1)          --              --      6,944,286
Columbia Equity Trust, Inc.                       --       1,000,000              --      1,000,000      14,670,000        120,000
Consolidated-Tomoka Land Co.                 510,000              --              --        510,000      30,365,400        147,900
CRIIMI Mae Inc.                              534,369         881,350              --      1,415,719      27,733,935             --
Falcon Financial Investment Trust          1,430,850              --       1,430,850(2)          --              --        228,936
Forest City Enterprises, Inc. Class A      2,536,900       4,493,031(3)           --      7,029,931     257,458,241      1,767,434
JER Investors Trust, Inc.                         --       1,444,800              --      1,444,800      24,633,840        350,070
Killam Properties, Inc.                    6,280,400       1,100,000              --      7,380,400      15,621,878             --
LNR Property Corp.                         1,955,200              --       1,955,200(1)          --              --         24,440
Midland Realty Holdings, Ltd.                     --      49,926,000              --     49,926,000      24,151,198        943,241
One Liberty Properties, Inc.                 938,200              --              --        938,200      17,591,250      1,238,424
PS Business Parks, Inc.                    1,223,600         776,800              --      2,000,400      93,098,616      1,862,786
The St. Joe Co.                            2,878,200       1,508,161              --      4,386,361     289,280,508      1,831,448
Thomas Properties Group, Inc.              2,000,000              --              --      2,000,000      24,040,000        360,000
Trammell Crow Co.                          2,079,950              --              --      2,079,950      53,184,322             --
Unite Group PLC                            3,447,000       4,310,487              --      7,757,487      44,453,447        307,172
Wellsford Real Properties, Inc.              827,550              --         827,550             --              --             --
                                                                                                     --------------    ------------
      Total Affiliates                                                                               $1,054,983,578    $ 20,380,772
                                                                                                     ==============    ============

================================================================================

                                     [LOGO]

                               THIRD AVENUE TRUST
                    NOTES TO FINANCIAL STATEMENTS (CONTINUED)
                                OCTOBER 31, 2005

THIRD AVENUE INTERNATIONAL VALUE FUND

                                          SHARES HELD                                   SHARES HELD                  DIVIDEND INCOME
                                          AT OCT. 31,       SHARES          SHARES      AT OCT. 31,    VALUE AT OCT.  NOV. 1, 2004 -
NAME OF ISSUER:                              2004         PURCHASED          SOLD           2005         31, 2005      OCT. 31, 2005
---------------                           -----------     ---------         ------      -----------    ------------- ---------------
Bil International, Ltd.                           --     105,620,903       2,500,000    103,120,903  $   76,712,819    $        --
Boardroom, Ltd.                           10,695,000      10,721,784              --     21,416,784       5,500,399        243,529
Liu Chong Hing Investment, Ltd.            3,036,000      17,254,000              --     20,290,000      19,630,165        376,532
Oslo Bors Holding ASA                        301,700          50,000              --        351,700      17,565,138      1,117,679
Rubicon, Ltd.                             14,039,511      30,853,674              --     44,893,185      28,272,606             --
Toll NZ, Ltd.                             16,017,785       2,653,328              --     18,671,113      47,034,401             --
United International Enterprises, Ltd.            --         398,506              --        398,506      23,166,535        447,341
WBL Corp., Ltd.                                   --      12,506,000              --     12,506,000      26,138,001        141,375
                                                                                                     --------------    -----------
      Total Affiliates                                                                               $  244,020,064    $ 2,326,456
                                                                                                     ==============    ============

(1)   Decrease due to merger.
(2)   Decrease due to tender offer.
(3)   Increase due to purchases and stock split.

5. CAPITAL SHARE TRANSACTIONS

Each Fund is authorized to issue an unlimited number of shares of beneficial interest with $0.001 par value.

Transactions in capital stock were as follows:

                                                                    THIRD AVENUE                            THIRD AVENUE
                                                                     VALUE FUND                          SMALL-CAP VALUE FUND
                                                       ------------------------------------     ------------------------------------
                                                           FOR THE             FOR THE              FOR THE             FOR THE
                                                          YEAR ENDED          YEAR ENDED           YEAR ENDED          YEAR ENDED
                                                       OCTOBER 31, 2005    OCTOBER 31, 2004     OCTOBER 31, 2005    OCTOBER 31, 2004
                                                       ----------------    ----------------     ----------------    ----------------
Increase in Fund shares:
Shares outstanding at beginning
   of period                                               78,864,234          74,295,949          45,620,087          30,061,713
   Shares sold                                             43,546,667          18,710,537          41,086,641          21,354,258
   Shares reinvested from dividends
      and distributions                                     1,181,564             551,515             355,335             179,554
   Shares redeemed                                        (14,933,763)        (14,693,767)         (9,742,798)         (5,975,438)
                                                          -----------          ----------          ----------          ----------
Net increase in Fund shares                                29,794,468           4,568,285          31,699,178          15,558,374
                                                          -----------          ----------          ----------          ----------
Shares outstanding at end of period                       108,658,702          78,864,234          77,319,265          45,620,087
                                                          ===========          ==========          ==========          ==========


                                       70
================================================================================

================================================================================

                                     [LOGO]

                               THIRD AVENUE TRUST
                    NOTES TO FINANCIAL STATEMENTS (CONTINUED)
                                OCTOBER 31, 2005

                                                                    THIRD AVENUE                            THIRD AVENUE
                                                               REAL ESTATE VALUE FUND                  INTERNATIONAL VALUE FUND
                                                       ------------------------------------     ------------------------------------
                                                           FOR THE             FOR THE              FOR THE             FOR THE
                                                          YEAR ENDED          YEAR ENDED           YEAR ENDED          YEAR ENDED
                                                       OCTOBER 31, 2005    OCTOBER 31, 2004     OCTOBER 31, 2005    OCTOBER 31, 2004
                                                       ----------------    ----------------     ----------------    ----------------
Increase in Fund shares:
Shares outstanding at beginning
of period                                                  66,482,129          32,072,703          25,477,108           7,210,930
   Shares sold                                             47,530,658          43,095,024          75,348,006          19,841,522
   Shares reinvested from dividends
      and distributions                                     1,144,864             852,727             391,438             178,970
   Shares redeemed                                        (17,454,724)         (9,538,325)         (6,350,950)         (1,754,314)
                                                           ----------          ----------          ----------          ----------
 Net increase in Fund shares                               31,220,798          34,409,426          69,388,494          18,266,178
                                                           ----------          ----------          ----------          ----------
Shares outstanding at end of period                        97,702,927          66,482,129          94,865,602          25,477,108
                                                           ==========          ==========          ==========          ==========

Third Avenue Value Fund charges a redemption fee of 1% for shares held 60 days or less. Third Avenue Small-Cap Value Fund and Third Avenue Real Estate Value Fund charge a redemption fee of 1% for shares held one year or less. Third Avenue International Value Fund charges a redemption fee of 2% for shares held one year or less.

6. COMMITMENTS AND CONTINGENCIES

Third Avenue  Value Fund has  committed a $1,755,000  capital  investment  to RS
Holdings of which $1,022,245 has been funded as of October 31, 2005. Under certain circumstances this commitment may be payable to RS Holdings.

Third Avenue Real Estate Value Fund has committed up to $10,500,000 to Atlantic American Realty Capital Advisors, Inc., of which $500,000 has been funded as of October 31, 2005. This unfunded commitment is due upon demand of Atlantic American Realty Capital Advisors, Inc.

Accordingly, Third Avenue Value Fund and Third Avenue Real Estate Value Fund have segregated securities valued at $24,894,133 and $99,758,166 respectively, to meet each of these contingencies.

In the normal course of business, the Funds enter into contracts that contain a variety of representations and warranties and which provide general indemnifications. The Funds' maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Funds that have not yet occurred. However, based on experience, the Funds expect the risk of loss to be remote.


                                       71
================================================================================

================================================================================

                                     [LOGO]

                               THIRD AVENUE TRUST
                    NOTES TO FINANCIAL STATEMENTS (CONTINUED)
                                OCTOBER 31, 2005

7. RISKS RELATING TO CERTAIN INVESTMENTS

FOREIGN SECURITIES:

Investments in the securities of foreign issuers may involve investment risks different from those of U.S. issuers including possible political or economic instability of the country of the issuer, the difficulty of predicting international trade patterns, the possibility of currency exchange controls, the possible imposition of foreign withholding tax on the dividend income and interest income payable on such instruments, the possible establishment of foreign controls, the possible seizure or nationalization of foreign deposits or assets, or the adoption of other foreign government restrictions that might adversely affect the foreign securities held by the Funds. Foreign securities may also be subject to greater fluctuations in price than securities of domestic corporations or the U.S. Government.

HIGH YIELD DEBT:

The Funds may invest in high yield, lower grade debt. The market values of these higher yielding debt securities tend to be more sensitive to economic conditions and individual corporate developments than those of higher rated securities. In addition, the secondary market for these bonds is generally less liquid.

LOANS AND OTHER DIRECT DEBT INSTRUMENTS:

The Funds may invest in loans and other direct debt instruments issued by corporate borrowers. These loans represent amounts owed to lenders or lending syndicates (loans and loan participations) or to other parties. Direct debt instruments may involve a risk of loss in case of default or insolvency of the borrower and may offer less legal protection to the Fund in the event of fraud or misrepresentation. In addition, loan participations involve a risk of insolvency of the lending bank or other financial intermediary. The markets in loans are not regulated by federal securities laws or the Securities and Exchange Commission ("SEC").

TRADE CLAIMS:

An investment in trade claims is very speculative and carries a high degree of risk. Trade claims are illiquid instruments which generally do not pay interest and there can be no guarantee that the debtor will ever be able to satisfy the obligation on the trade claim. The markets in trade claims are not regulated by federal securities laws or the SEC. Because trade claims are unsecured, holders of trade claims may have a lower priority in terms of payment than certain other creditors in a bankruptcy proceeding.

8. FEDERAL INCOME TAXES

For the period ended October 31, 2005, Third Avenue Value Fund and Third Avenue International Value Fund expect to utilize capital loss carryforwards of $27,391,001 and $440,714 respectively.


                                       72
================================================================================

================================================================================

                                     [LOGO]

                               THIRD AVENUE TRUST
                    NOTES TO FINANCIAL STATEMENTS (CONTINUED)
                                OCTOBER 31, 2005

The tax character of distributions paid during the fiscal year ended October 31, 2005 was as follows:

                                                     ORDINARY             NET LONG-TERM
                                                      INCOME              CAPITAL GAINS
                                                     --------             -------------
Third Avenue Value Fund                            $63,790,923           $         --
Third Avenue Small-Cap Value Fund                    4,737,161              3,627,192
Third Avenue Real Estate Value Fund                 16,621,138             15,681,270
Third Avenue International Value Fund                7,718,158                     --

The tax character of distributions paid during the fiscal year ended October 31, 2004 was as follows:

                                                     ORDINARY             NET LONG-TERM
                                                      INCOME              CAPITAL GAINS
                                                     --------             -------------
Third Avenue Value Fund                            $23,429,997           $         --
Third Avenue Small-Cap Value Fund                    2,553,279                858,447
Third Avenue Real Estate Value Fund                 17,371,305              1,341,884
Third Avenue International Value Fund                2,639,232                     --

At October 31, 2005, the tax basis components of distributable earnings were:

                                                   UNDISTRIBUTED           ACCUMULATED          UNREALIZED
                                                  ORDINARY INCOME         CAPITAL GAINS        APPRECIATION
                                                  ---------------         -------------        ------------
Third Avenue Value Fund                           $168,616,849           $444,266,906          $1,656,698,282
Third Avenue Small-Cap Value Fund                   17,514,309             19,075,011             364,050,649
Third Avenue Real Estate Value Fund                 48,402,548             75,814,428             568,578,401
Third Avenue International Value Fund               27,239,587              9,492,624             200,792,872

The difference between book basis and tax-basis unrealized appreciation is due to differences in the timing of recognition of gains and losses on investments for tax and book purposes. The Fund's unrealized appreciation difference is attributable primarily to mark-to-market treatment of certain passive foreign investment companies, differences in the treatment of amortization of bond discount and premium, REIT and partnership adjustments and other timing differences. Actual distributions to shareholders may differ from the amounts above.


                                       73
================================================================================

================================================================================

             REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

TO THE TRUSTEES AND SHAREHOLDERS OF
THIRD AVENUE TRUST

In our opinion, the accompanying statements of assets and liabilities, including the portfolios of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of Third Avenue Value Fund, Third Avenue Small-Cap Value Fund, Third Avenue Real Estate Value Fund and Third Avenue International Value Fund (constituting Third Avenue Trust, hereafter referred to as the "Fund") at October 31, 2005, the results of each of their operations for the year then ended, the changes in each of their net assets for each of the two years in the period then ended and the financial highlights for each of the periods presented, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Fund's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at October 31, 2005 by correspondence with the custodian and brokers, provide a reasonable basis for our opinion.

PricewaterhouseCoopers LLP
300 Madison Avenue
New York, New York
December 16, 2005


                                       74
================================================================================

================================================================================

                                     [LOGO]

                ANNUAL RENEWAL OF INVESTMENT ADVISORY AGREEMENTS
                                   (UNAUDITED)

At a meeting of the Board of Trustees of the Trust held on June 2, 2005, the Trustees, by a unanimous vote (including a separate vote of those Trustees who are not "interested persons" (as the term is defined in the 1940 Act) (the "Independent Trustees")), approved the renewal of the Funds' Investment Advisory Agreements (the "Agreements"). In advance of the meeting, the Independent Trustees, through their independent legal counsel, requested extensive materials, and the Adviser provided them, to assist the Board in considering the renewal of the Agreements. The Board engaged in a detailed discussion of the materials with representatives of the Adviser. The Independent Trustees then met separately with their independent legal counsel for a discussion of the Adviser's presentation and materials. In considering the Agreements, the Trustees did not identify any single overriding factor and instead considered all factors collectively. As a part of their decision-making process, the Trustees noted that the Adviser has managed the Funds since their inception, and that the Trustees believe that a long-term relationship with a capable, conscientious adviser is in the best interest of the Funds. Following this session, the full Board reconvened and approved the continuation of the Agreements as being in the best interests of the Funds and their shareholders. The following is a summary of the discussions and conclusions regarding the material factors that formed the basis for the Board's approval.

FACTORS CONSIDERED

A. FINANCIAL CONDITION OF THE ADVISER; ADVISORY FEES: PROFITABILITY.

The Trustees received a presentation from representatives of the Adviser, and reviewed and considered:

1.    the  financial  condition of the Adviser to determine  that the Adviser is
      solvent  and   sufficiently   well  capitalized  to  perform  its  ongoing
      responsibilities to the Funds;

2. the information sources and methodology used in the selection of funds to be included in the comparison universe and the competitive fund groups used in comparative analyses of the Funds advisory fees and expense ratios and in analyzing the Funds' performance;

3. the Funds' advisory fees and total expenses versus those of the comparison universe and competitive fund groups, noting that the Funds' competitive ranking within the universe and their fees and expenses were well within the range of those of the funds in the competitive groups;

4. performance/expense analyses of the Funds and funds in the competitive groups, showing the Funds' superior comparison to the performance/expense ratios of funds in the competitive groups;

5. a comparison of fees paid to the Adviser versus fees paid by similar funds advised and sub-advised by the Adviser;

6. advisory fee breakpoints of funds in the competitive groups, noting that only a minority of funds in the comparison universe had breakpoints and some of the Funds that had breakpoints had not reached the asset levels at which the first breakpoint would be achieved;


                                       75
================================================================================

================================================================================

                                     [LOGO]

          ANNUAL RENEWAL OF INVESTMENT ADVISORY AGREEMENTS (CONTINUED)
                                   (UNAUDITED)


7. information presented in respect of economies of scale, noting the competitive expense ratios, the extensive resources that the Adviser dedicates to its investment advisory process to the benefit of the Funds and the trend of declining Fund gross expense ratios since inception;

8. the profitability to the Adviser resulting from the Agreement, reviewing the dollar amount of expenses allocated and revenue received by the Adviser and the method used to determine such expenses and corresponding profit; and

9. brokerage commission revenue to the Adviser's affiliated broker-dealer from transactions executed for the Funds, including the quarterly brokerage analysis performed by a third party service and provided to the Trustees analyzing, among other things, the affiliated broker-dealer's per share commission and execution costs.

B. DESCRIPTION OF PERSONNEL AND SERVICE PROVIDED BY THE ADVISER.

The Trustees reviewed with representatives of the Adviser, and considered:

1. the nature, extent and quality of services rendered to the Funds, including the Adviser's investment, senior management and operational personnel and the oversight of day-to-day operations of the Funds provided by the Adviser;

2. the Adviser's research and portfolio management capabilities, particularly the intensive research undertaken in connection with the Adviser's deep value philosophy; and

3. the value added through the Adviser's active management style that includes participation in corporate restructurings.

C. COMPLIANCE MATTERS

1. The Trustees were presented with a summary of the compliance program under Rule 38a-1.

2. The Trustees met in private session with the Funds' Chief Compliance Officer and reviewed the operation of the Funds and the Adviser's compliance programs.

D. INVESTMENT PERFORMANCE OF THE FUNDS AND ADVISER.

1. The Trustees reviewed total return information for the Funds versus the competitive funds for one, three and five year periods and compared to the Funds' benchmark indices for the one, three and five year periods and since inception.

2. It was noted that the Funds' performance was favorable both on an absolute basis and relative to that of funds in the comparable universes, funds in the competitive group and the Funds' benchmarks.


                                       76
================================================================================

================================================================================

                                     [LOGO]

          ANNUAL RENEWAL OF INVESTMENT ADVISORY AGREEMENTS (CONTINUED)
                                   (UNAUDITED)


CONCLUSIONS

The Trustees concluded that the nature, extent and quality of the services provided by the Adviser are adequate and appropriate. The Trustees considered, evaluated and were satisfied with the Funds' favorable historical performance. They also considered the advisory fees and expense ratios of the Funds and evaluated the comparisons to those of funds in the comparable universes and competitive groups and the performance/expense analyses, as discussed in the Adviser's presentation. The Trustees discussed the Adviser's profitability, and it was noted that the profitability percentages were within ranges in relevant court cases upholding board approval of particular advisory agreements. The Trustees concluded that the Funds' fees paid to the Adviser were reasonable in light of comparative performance and advisory fees and expense information, costs of the services provided and profits and other benefits derived by the Adviser and its affiliates from their relationship with the Funds. The Trustees also considered the advisory fees charged for similar funds advised and sub-advised by the Adviser and reviewed the nature of the services provided and differences, from the Adviser's perspective, in management of the Funds as compared to advisory services provided to other advised and sub-advised funds. The Trustees recognized that any differences in fees paid were consistent with the differences in services provided by the Adviser. The Trustees considered whether economies of scale are shared with the Funds and considered the Funds competitive fee structure, the extensive resources that the Adviser dedicates to its investment advisory process to the benefit of the Funds, and the size of the Funds. The Trustees concluded that operational economies of scale had benefited the Funds and that there were no other material economies of scale in which the Funds should share.


                                       77
================================================================================

================================================================================

                                     [LOGO]

                             MANAGEMENT OF THE TRUST

Information pertaining to the Trustees and officers of the Trust is set forth below. The fund complex includes four portfolios in the Third Avenue Trust and one portfolio in the Third Avenue Variable Series Trust. The Statement of Additional Information (SAI) includes additional information about the Trustees and is available without charge upon request, by calling (800) 443-1021.


INTERESTED TRUSTEES
-------------------

                           TERM OF OFFICE   POSITION(S)
                           AND LENGTH OF    HELD WITH       PRINCIPAL OCCUPATION(S)          OTHER DIRECTORSHIPS
NAME, AGE & ADDRESS        TIME SERVED*     REGISTRANT      DURING PAST 5 YEARS              HELD BY TRUSTEE
-------------------        --------------   -----------     -----------------------          -------------------
MARTIN J. WHITMAN** (81)   Trustee since    Chairman and    Chairman (3/90 to                Director (8/90 to
622 Third Avenue           7/99             Trustee         Present) Chief Executive         10/04) of Danielson
New York, NY                                                Officer (CEO) (3/90 to           Holding Corporation;
10017                                                       9/03), President (1/91           Director (3/91 to
                                                            to 5/98) of Third Avenue         Present) of Nabors
                                                            Trust; Chairman (7/99 to         Industries, Ltd.,
                                                            Present) CEO (7/99 to            (international oil
                                                            9/03) of Third Avenue            drilling services);
                                                            Variable Series Trust;           Director (5/00 to
                                                            Co-Chief Investment              12/01) of Stewart
                                                            Officer (2/03 to                 Information Services
                                                            Present), Chief                  Corp. (title
                                                            Investment Officer (CIO)         insurance and real
                                                            (1/91 to 2/03), Chairman         estate); Director
                                                            and CEO (3/90 to 8/02),          (8/97 to 5/01) of
                                                            President (1/91 to               Tejon Ranch Co.
                                                            2/98), of EQSF Advisers,         (land development
                                                            Inc. and its successor,          and agribusiness).
                                                            Third Avenue Management
                                                            LLC; CEO, President and
                                                            Director (10/74 to
                                                            Present) of Martin J.
                                                            Whitman & Co., Inc.
                                                            (private investment
                                                            company); CEO (7/96 to
                                                            6/02) and Chairman (8/90
                                                            to 8/99) of Danielson
                                                            Holding Corporation;
                                                            Chairman (1/95 to 8/02)
                                                            and CIO (10/92 to 8/02)
                                                            of M.J. Whitman
                                                            Advisers, Inc.(reg.
                                                            investment adviser);
                                                            Distinguished Management
                                                            Fellow (1972 to Present)
                                                            and Member of the
                                                            Advisory Board (10/94 to
                                                            6/95) of the Yale School
                                                            of Management at Yale
                                                            University; Adjunct
                                                            Professor (1/01 to
                                                            12/01) of the Columbia
                                                            University Graduate
                                                            School of Business;
                                                            Chartered Financial
                                                            Analyst.


                                       78
================================================================================

                                     [LOGO]

INTERESTED TRUSTEES
-------------------

                           TERM OF OFFICE   POSITION(S)
                           AND LENGTH OF    HELD WITH       PRINCIPAL OCCUPATION(S)          OTHER DIRECTORSHIPS
NAME, AGE & ADDRESS        TIME SERVED*     REGISTRANT      DURING PAST 5 YEARS              HELD BY TRUSTEE
-------------------        --------------   -----------     -----------------------          -------------------
DAVID M. BARSE** (43)      Trustee since    President,      President (5/98 to               Director (7/96 to
622 Third Avenue           9/01             CEO and         Present), Trustee (9/01          Present) of Covanta
New York, NY                                Trustee         to Present), CEO (9/03           Holding Corporation,
10017                                                       toPresent) and Executive         formerly Danielson
                                                            Vice President (4/95 to          Holding Corporation;
                                                            5/98) of Third Avenue            Director (3/01 to
                                                            Trust; President (7/99           Present) of ACA
                                                            to Present), Trustee             Capital Holdings,
                                                            (9/01 to Present) and            Inc. (insurance).
                                                            CEO (9/03 to Present) of
                                                            Third Avenue Variable
                                                            Series Trust; CEO (4/03
                                                            to Present), President
                                                            (2/98 to Present),
                                                            Director (4/95 to 12/02)
                                                            and Executive Vice
                                                            President (4/95 to 2/98)
                                                            of EQSF Advisers, Inc.
                                                            and its successor, Third
                                                            Avenue Management LLC
                                                            and subsidiaries; CEO
                                                            (7/99 to Present),
                                                            President (6/95 to
                                                            Present), Director (1/95
                                                            to Present) of M.J.
                                                            Whitman, Inc. and its
                                                            successor, M.J. Whitman
                                                            LLC (registered
                                                            broker-dealer) and
                                                            subsidiaries; President
                                                            (7/96 to 6/02) of
                                                            Danielson Holding Corp.;
                                                            CEO (7/99 to 8/02),
                                                            President (6/95 to
                                                            8/02), Director (1/95 to
                                                            8/02) of M.J. Whitman
                                                            Advisers, Inc.
                                                            (registered investment
                                                            advisor)

INDEPENDENT TRUSTEES
--------------------
JACK W. ABER (68)          Trustee since    Trustee         Professor of Finance             Trustee, The
51 Columbia Street         8/02                             (1972 to Present) of             Managers Funds (9
Brookline, MA 02446                                         Boston University School         portfolios); Trustee
                                                            of Management, Trustee           of Managers AMG
                                                            of Third Avenue Variable         Funds (9
                                                            Series Trust (8/02 to            portfolios),
                                                            Present); Trustee of             Managers Trust I (11
                                                            Third Avenue Trust (8/02         portfolios) and
                                                            to Present).                     Managers Trust II (7
                                                                                             portfolios); Trustee
                                                                                             of Appleton Growth
                                                                                             Fund.


                                       79
================================================================================

                                     [LOGO]

INDEPENDENT TRUSTEES
--------------------

                           TERM OF OFFICE   POSITION(S)
                           AND LENGTH OF    HELD WITH       PRINCIPAL OCCUPATION(S)          OTHER DIRECTORSHIPS
NAME, AGE & ADDRESS        TIME SERVED*     REGISTRANT      DURING PAST 5 YEARS              HELD BY TRUSTEE
-------------------        --------------   -----------     ----------------------           -------------------
WILLIAM E. CHAPMAN, II (64)Trustee since    Trustee         Trustee; President and           Trustee, The
380 Gulf of Mexico Drive,  8/02                             Owner (1998 to Present)          Managers Funds (9
#531                                                        of Longboat Retirement           portfolios); Trustee
Longboat Key, FL 34228                                      Planning Solutions               of Managers AMG
                                                            (consulting firm);               Funds (9
                                                            part-time employee               portfolios),
                                                            delivering retirement            Managers Trust I (11
                                                            and investment education         portfolios) and
                                                            seminars (1/00 to                Managers Trust II (7
                                                            Present) for Hewitt              portfolios).
                                                            Associates, LLC
                                                            (consulting firm);
                                                            Trustee (5/02 to
                                                            Present) of Bowdoin
                                                            College; various roles,
                                                            the last of which was
                                                            President of the
                                                            Retirement Plans Group
                                                            (1990 to 1998) with
                                                            Kemper Funds (mutual
                                                            funds group); investment
                                                            sales, marketing and
                                                            general management roles
                                                            (1966 to 1990) with
                                                            CIGNA (insurance group).
                                                            Trustee of Third Avenue
                                                            Variable Series Trust
                                                            (8/02 to Present);
                                                            Trustee of Third Avenue
                                                            Trust (8/02 to Present).

LUCINDA FRANKS (59)        Trustee since    Trustee         Journalist (1969 to              N/A
64 East 86th Street        7/99                             Present); Special
New York, NY                                                Correspondent, Talk
10028                                                       Magazine (1999-2000);
                                                            Trustee of Third Avenue
                                                            Variable Series Trust
                                                            (7/99 to Present);
                                                            Trustee of Third Avenue
                                                            Trust (2/98 to Present).

EDWARD J. KAIER (60)       Trustee since    Trustee         Partner (1977 to                 Trustee, The
111 N. Lowry's Lane        8/02                             Present) at Hepburn              Managers Funds (9
Rosemont, PA 19010                                          Willcox Hamilton &               portfolios), Trustee
                                                            Putnam (law firm);               of Managers AMG
                                                            Trustee of Third Avenue          Funds (9
                                                            Variable Series Trust            portfolios),
                                                            (8/02 to Present);               Managers Trust I (11
                                                            Trustee of Third Avenue          portfolios) and
                                                            Trust (8/02 to Present).         Managers Trust II (7
                                                                                             portfolios).


                                       80
================================================================================

INDEPENDENT TRUSTEES
--------------------

                           TERM OF OFFICE   POSITION(S)
                           AND LENGTH OF    HELD WITH       PRINCIPAL OCCUPATION(S)          OTHER DIRECTORSHIPS
NAME, AGE & ADDRESS        TIME SERVED*     REGISTRANT      DURING PAST 5 YEARS              HELD BY TRUSTEE
-------------------        --------------   -----------     -----------------------          -------------------
MARVIN MOSER, M.D. (81)    Trustee since    Trustee         Clinical Professor of            Director (1997 to
13 Murray Hill Road        7/99                             Medicine (1984 to                Present) of
Scarsdale, NY                                               Present) at Yale                 Nutrition 21 Co.
10583                                                       University School of             (marketing);
                                                            Medicine; Trustee (1992          Director (2002 to
                                                            to 2002) of the Trudeau          Present) of
                                                            Institute (medical               Comprehensive
                                                            research institute);             Neuroscience
                                                            Senior Medical                   (research and
                                                            Consultant (1974 to              pharmaceutical site
                                                            2002) for the National           management company).
                                                            High Blood Pressure
                                                            Education Program of the
                                                            National Heart, Lung and
                                                            Blood Institute; Trustee
                                                            of Third Avenue Variable
                                                            Series Trust (7/99 to
                                                            Present); Trustee or
                                                            Director of Third Avenue
                                                            Trust or its predecessor
                                                            (11/94 to Present).

ERIC RAKOWSKI (47)         Trustee since    Trustee         Professor (1990 to               Trustee, The
571 Woodmont Avenue        8/02                             Present) at University           Managers Funds (9
Berkeley, CA 94708                                          of California at                 portfolios), Trustee
                                                            Berkeley School of Law;          of Managers AMG
                                                            Visiting Professor               Funds (9
                                                            (1998-1999) at Harvard           portfolios),
                                                            Law School. Trustee of           Managers Trust I (11
                                                            Third Avenue Variable            portfolios) and
                                                            Series Trust (8/02 to            Managers Trust II (7
                                                            Present); Trustee of             portfolios).
                                                            Third Avenue Trust (8/02
                                                            to Present).

MARTIN SHUBIK (79)         Trustee since    Trustee         Seymour H. Knox                  N/A
Yale University            7/99                             Professor (1975 to
Dept. of Economics                                          Present) of Mathematical
Box 2125, Yale Station                                      and Institutional
New Haven, CT                                               Economics, Yale
06520                                                       University; Trustee of
                                                            Third Avenue Variable
                                                            Series Trust (7/99 to
                                                            Present); Trustee or
                                                            Director of Third Avenue
                                                            Trust or its predecessor
                                                            (11/90 to Present).

CHARLES C. WALDEN (61)     Trustee since    Trustee         Executive Vice-President         N/A
11 Williamsburg Circle,    7/99                             of Investments and Chief
Madison, CT                                                 Investment Officer (1973
06443                                                       to Present) Knights of
                                                            Columbus (fraternal
                                                            benefit society selling
                                                            life insurance and
                                                            annuities); Trustee of
                                                            Third Avenue Variable
                                                            Series Trust (7/99 to
                                                            Present); Trustee or
                                                            Director of Third Avenue
                                                            Trust or its predecessor
                                                            (5/96 to Present);
                                                            Chartered Financial
                                                            Analyst.

-------------------------
*     Each trustee serves until his successor is duly elected and qualified.
** Messrs. Whitman and Barse are "interested trustees" of the Trust and the Adviser, Third Avenue Management LLC, due to their employment with and indirect ownership interests in the Adviser.


                                       81
================================================================================

                                     [LOGO]

--------------------------------

                                               TRUSTEE
                                            REMUNERATION*
                                            -------------
Third Avenue Value Fund                       $217,990
Third Avenue Small-Cap Value Fund               60,083
ThirdAvenue Real Estate Value Fund             104,749
Third Avenue International Value Fund           49,989
                                              --------
                                              $432,811

* Regular compensation paid by the Funds during the period (excludes expense reimbursement).

PRINCIPAL TRUST OFFICERS WHO ARE NOT TRUSTEES
---------------------------------------------

                           POSITION(S)
                           HELD WITH                                                         OTHER DIRECTORSHIPS
NAME, AGE & ADDRESS        REGISTRANT       PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS      HELD BY OFFICER
-------------------        ----------       -------------------------------------------      -------------------
VINCENT J. DUGAN (40)      Treasurer and    Treasurer and Chief Financial Officer (CFO)      N/A
622 Third Avenue           CFO              (9/04 to Present) of Third Avenue Trust;
New York, NY 10017                          Treasurer and CFO (9/04 to Present) of
                                            Third Avenue Variable Series Trust; Chief
                                            Operating Officer (COO) and CFO (8/04 to
                                            Present) of Third Avenue Management LLC and
                                            subsidiaries; COO and CFO (8/04 to Present)
                                            of Third Avenue Holdings Delaware LLC; COO
                                            and CFO (8/04 to Present) of MJ Whitman LLC
                                            and subsidiaries; Partner Ernst & Young LLP
                                            (6/02 to 8/04); Partner Arthur Andersen LLP
                                            (9/98 to 6/02).

JULIE A. SMITH (34)        Assistant        Assistant Treasurer (9/04 to Present),           N/A
622 Third Avenue           Treasurer        Treasurer (5/04 to 9/04), Controller (9/01
New York, NY 10017                          to 9/02), Assistant Controller (2/97 to
                                            9/01) of Third Avenue Trust; Assistant
                                            Treasurer (9/04 to Present), Treasurer
                                            (5/04 to 9/04), Controller (9/01 to 9/02),
                                            Assistant Controller (2/97 to 9/01) of
                                            Third Avenue Variable Series Trust;
                                            Controller (8/02 to present) of Third
                                            Avenue Holdings Delaware LLC; Controller
                                            (9/01 to Present), Assistant Controller
                                            (2/97 to 9/01) of EQSF Advisers, Inc. and
                                            its successor, Third Avenue Management LLC
                                            and subsidiaries; Controller (8/02 to
                                            present), Assistant Controller (2/97 to
                                            8/02) of Martin J. Whitman & Co., Inc.;
                                            Assistant Controller (3/99 to 8/02)
                                            Danielson Holding Corporation.


                                          82
================================================================================

                                     [LOGO]

---------------------------------------------------------

                           POSITION(S)
                           HELD WITH                                                         OTHER DIRECTORSHIPS
NAME, AGE & ADDRESS        REGISTRANT       PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS      HELD BY OFFICER
-------------------        ----------       -------------------------------------------      ---------------
W. JAMES HALL III (41)     General Counsel  General Counsel and Secretary (6/00 to           N/A
622 Third Avenue           and Secretary    Present) of Third Avenue Trust; General
New York, NY 10017                          Counsel and Secretary (9/00 to Present) of
                                            Third Avenue Variable Series Trust; General
                                            Counsel and Secretary (9/00 to Present) of
                                            EQSF Advisers, Inc., and its successor,
                                            Third Avenue Management LLC and
                                            subsidiaries; General Counsel and Secretary
                                            (12/00 to 7/02) of Danielson Holding
                                            Corporation; General Counsel and Secretary
                                            (5/00 to Present) of M.J. Whitman, Inc. and
                                            its successor, M.J. Whitman LLC and
                                            subsidiaries; General Counsel and Secretary
                                            (5/00 to 8/02) of M.J. Whitman Advisers,
                                            Inc.; Associate (2/00 to 6/00) at Paul,
                                            Weiss, Rifkind, Wharton & Garrison LLP;
                                            Associate (11/96 to 1/00) at Morgan, Lewis
                                            & Bockius LLP (law firms).

JOSEPH J. REARDON (45)     Chief Compliance Chief Compliance Officer (CCO) (4/05 to          N/A
622 Third Avenue           Officer          Present) of Third Avenue Trust; CCO (4/05
New York, NY 10017                          to Present) Third Avenue Variable Series
                                            Trust; CCO Third Avenue Management LLC and
                                            subsidiaries (4/05 to Present); CCO (10/04
                                            - 3/05) Weiss, Peck & Greer Funds Trust;
                                            CCO (10/94 - 3/05) Weiss, Peck & Greer
                                            Tudor Fund; Principal (10/94 - 10/04)
                                            Weiss, Peck & Greer; Vice President and
                                            Secretary (10/94 - 10/04) Weiss, Peck &
                                            Greer Funds Trust, Weiss, Peck & Greer
                                            Tudor Fund, Weiss, Peck & Greer
                                            International Fund, Weiss, Peck & Greer
                                            International Fund.


                                       83
================================================================================

                                     [LOGO]

                               THIRD AVENUE FUNDS
                        SCHEDULE OF SHAREHOLDER EXPENSES
                                   (UNAUDITED)

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, such as redemption fees; and (2) ongoing costs, including management fees; distribution and service fees; and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the begining of the period, May 1, 2005 and held for the entire reporting period ended October 31, 2005.

ACTUAL EXPENSES

The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During the Period" to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

                                                                          Expenses Paid
                                        Beginning          Ending       During the Period
                                      Account Value     Account Value    May 1, 2005 to     Annualized
                                       May 1, 2005    October 31, 2005  October 31, 2005*  Expense Ratio
                                      ------------    ----------------  -----------------  -------------
Third Avenue Value Fund
  Actual                                 $1,000            $1,099             $5.87            1.11%
  Hypothetical                           $1,000            $1,020             $5.65            1.11%
Third Avenue Small-Cap Value Fund
  Actual                                 $1,000            $1,109             $6.11            1.15%
  Hypothetical                           $1,000            $1,019             $5.85            1.15%
Third Avenue Real Estate Value Fund
  Actual                                 $1,000            $1,068             $6.05            1.16%
  Hypothetical                           $1,000            $1,019             $5.90            1.16%
Third Avenue International Value Fund
  Actual                                 $1,000            $1,064             $7.96            1.53%
  Hypothetical                           $1,000            $1,017             $7.78            1.53%

* Expenses are equal to the Fund's annualized expense ratio, multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half-year (184) divided by 365.


                                       84
================================================================================

                                     [LOGO]

                               THIRD AVENUE TRUST

                         FEDERAL TAX STATUS OF DIVIDENDS
                                   (UNAUDITED)

The following information represents the tax status of dividends and distributions paid by the Funds during the fiscal year ended October 31, 2005. This information is presented to meet regulatory requirements and no current action on your part is required. The information and distributions reported below will differ from the information and distributions taxable to shareholders for the calendar year ending December 31, 2005. Information necessary to complete your income tax returns for the calendar year ending December 31, 2005 will be issued by the Funds in the early part of 2006.

THIRD AVENUE VALUE FUND

Of the $0.775 per share paid to you in cash or reinvested into your account for the fiscal year ended October 31, 2005, $0.775 was derived from net investment income. Of the total ordinary income distributed, 29.70%, or the maximum amount allowable, is qualified dividend income for purposes of Internal Revenue Code
Section 1(h)(11). 19.50% of the ordinary income distributed qualifies for the Corporate Dividends Received Deduction.

THIRD AVENUE SMALL-CAP VALUE FUND

Of the $0.169 per share paid to you in cash or reinvested into your account for the fiscal year ended October 31, 2005, $0.093 was derived from net investment income $0.003 from short-term capital gains, which are taxed as ordinary income and $0.073 from long-term capital gains. Of the total ordinary income (including short-term capital gains) distributed, 100.00%, or the maximum amount allowable, is qualified dividend income for purposes of Internal Revenue Code Section 1(h)(11). 90.01% of the ordinary income distributed qualifies for the Corporate Dividends Received Deduction.

THIRD AVENUE REAL ESTATE VALUE FUND

Of the $0.439 per share paid to you in cash or reinvested into your account for the fiscal year ended October 31, 2005, $0.192 was derived from net investment income $0.034 from short-term capital gains, which are taxed as ordinary income and $0.213 from long-term capital gains. Of the total ordinary income (including short-term capital gains) distributed, 62.62%, or the maximum amount allowable, is qualified dividend income for purposes of Internal Revenue Code Section 1(h)(11). 34.45% of the ordinary income distributed qualifies for the Corporate Dividends Received Deduction.

THIRD AVENUE INTERNATIONAL VALUE FUND

Of the $0.220 per share paid to you in cash or reinvested into your account for the fiscal year ended October 31, 2005, $0.220 was derived from net investment income. Included in this amount is $.01 of foreign taxes. Of the total ordinary income distributed, 38.19%, or the maximum amount allowable, is qualified dividend income for purposes of Internal Revenue Code Section 1(h)(11). None of the ordinary income distributed qualifies for the Corporate Dividends Received Deduction.


                                       85
================================================================================

                                BOARD OF TRUSTEES
                                  Jack W. Aber
                                 David M. Barse
                              William E. Chapman II
                                 Lucinda Franks
                                 Edward J. Kaier
                                  Marvin Moser
                                  Eric Rakowski
                                  Martin Shubik
                                Charles C. Walden
                                Martin J. Whitman
                                    OFFICERS
                                Martin J. Whitman
                              Chairman of the Board
                                 David M. Barse
                       President, Chief Executive Officer
                                Vincent J. Dugan
                       Chief Financial Officer, Treasurer
                                 Julie A. Smith
                               Assistant Treasurer
                                  W. James Hall
                           General Counsel, Secretary
                                Joseph J. Reardon
                            Chief Compliance Officer
                                 TRANSFER AGENT
                                    PFPC Inc.
                                  P.O. Box 9802
                            Providence, RI 02940-8002
                                 (610) 239-4600
                           (800) 443-1021 (toll-free)
                               INVESTMENT ADVISER
                           Third Avenue Management LLC
                                622 Third Avenue
                               New York, NY 10017
                          INDEPENDENT REGISTERED PUBLIC
                                 ACCOUNTING FIRM
                           PricewaterhouseCoopers LLP
                               300 Madison Avenue
                               New York, NY 10017
                                    CUSTODIAN
                             Custodial Trust Company
                               101 Carnegie Center
                               Princeton, NJ 08540

                                     [LOGO]
                               Third Avenue Funds

                               THIRD AVENUE FUNDS
                                622 THIRD AVENUE
                               NEW YORK, NY 10017
                              PHONE (212) 888-5222
                            TOLL FREE (800) 443-1021
                               FAX (212) 888-6757
                                WWW.THIRDAVE.COM

ITEM 2. CODE OF ETHICS.

At October 31, 2005, the Trust had a code of ethics (the "Code of Ethics") that applies to its principal executive officer and principal financial officer. This Code of Ethics is attached as an exhibit hereto.

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.

The Trust's Board of Trustees has designated Jack Aber, an "independent" Trustee, as the Trust's audit committee financial expert and has determined that it has three audit committee financial experts serving on its audit committee, each of whom is an "independent" Trustee: Jack Aber, Martin Shubik and Charles Walden. Under applicable securities laws, a person who is determined to be an audit committee financial expert will not be deemed an "expert" for any purpose, including without limitation for the purposes of Section 11 of the Securities Act of 1933, as a result of being designated or identified as an audit committee financial expert. The designation or identification of a person as an audit committee financial expert does not impose on such person any duties, obligations, or liabilities that are greater than the duties, obligations, and liabilities imposed on such person as a member of the audit committee and Board of Trustees in the absence of such designation or identification.

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.


(a) AUDIT FEES. The aggregate fees billed for each of the last two fiscal years for professional services rendered by the principal accountant for the audit of the Trust's annual financial statements or services that are normally provided by the accountant in connection with statutory and regulatory filings or engagements for those fiscal years were $202,000, including out of pocket expenses of $12,000, for the fiscal year ending October 31, 2005 and $190,000, including out of pocket expenses of $13,000, for the fiscal year ending October 31, 2004.

(b) AUDIT-RELATED FEES. The aggregate fees billed in each of the last two fiscal years for assurance and related services by the principal accountant that are reasonably related to the performance of the audit of the Trust's financial statements and are not reported above in Item 4(a) were $0 for the fiscal year ending October 31, 2005 and $0 the fiscal year ending October 31, 2004.

(c) TAX FEES. The aggregate fees billed in each of the last two fiscal years for professional services rendered by the principal accountant for tax compliance, tax advice and tax planning were $135,000 for the fiscal year ending October 31, 2005 and $75,000 for the fiscal year ending October 31, 2004. These services related to the preparation of tax returns and the review of tax-related issues.

(d) ALL OTHER FEES. The aggregate fees billed in each of the last two fiscal years for products and services provided by the principal accountant, other than the services reported above in Items 4(a) through (c) were $0 for the fiscal year ending October 31, 2005 and $0 for the fiscal year ending October 31, 2004.

(e) AUDIT COMMITTEE PRE-APPROVAL POLICIES AND PROCEDURES.

      (i) The Audit Committee's pre-approval policies and procedures are addressed in the Audit Committee's Charter approved September 15, 2005, attached as Exhibit C and incorporated by reference.

      (ii) The percentage of services described in each of Items 4(b) through
(d) that were approved by the audit committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X was 100% for the fiscal years ended October 31, 2005 and October 31, 2004.

(f) Not Applicable.

(g) The aggregate non-audit fees billed by the Trust's accountant for services rendered to the Trust, the Advisor or any entity controlling, controlled by, or under common control with the Advisor that provides ongoing services to the registrant (except for any sub-advisor whose role is primarily portfolio management and is subcontracted with or overseen by another investment advisor) for each of the last two fiscal years were $40,500 for the fiscal year ending October 31, 2005 and $60,000 for the fiscal year ending October 31, 2004.

(h) Not Applicable.

ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable.

ITEM 6. SCHEDULE OF INVESTMENTS.

The Schedule of Investments is included as part of the report to shareholders filed under Item 1 of the Form.

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 8. PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 9. PURCHASE OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable.

ITEM 10. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

Not applicable.

ITEM 11. CONTROLS AND PROCEDURES.

(a) The Trust's principal executive officer and principal financial officer have evaluated the Trust's disclosure controls and procedures within 90 days of this filing and have concluded that the Trust's disclosure controls and procedures were effective, as of that date, in ensuring that information required to be disclosed by the registrant in this Form N-CSR was recorded, processed, summarized, and reported timely.

(b) The Trust's principal executive officer and principal financial officer are aware of no changes in the Trust's internal control over financial reporting that occurred during the Trust's most recent fiscal half-year that has materially affected, or is reasonably likely to materially affect, the Trust's internal control over financial reporting.

ITEM 12. EXHIBITS.

(a)(1) Code of Ethics

(a)(2) Certifications pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

(b) Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 are attached hereto.

(c)    Audit Committee Charter

SIGNATURES

      Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) THIRD AVENUE TRUST


By:    /s/ David M. Barse
       --------------------
Name:  David M. Barse
Title: Principal Executive Officer
Date:  December 28, 2005

      Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By:    /s/ David M. Barse
       --------------------
Name:  David M. Barse
Title: Principal Executive Officer
Date:  December 28, 2005


By:    /s/ Vincent J. Dugan
       --------------------
Name:  Vincent J. Dugan
Title: Principal Financial Officer
Date:  December 28, 2005